As filed with the Securities and Exchange Commission on January 31, 1997
                                            1933 Act Registration No. 2-85229
                                            1940 Act Registration No. 811-3802

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [__X__]

               Pre-Effective Amendment No.   ______         [     ]

               Post-Effective Amendment No.  __23__         [  X  ]

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [  X  ]

               Amendment No.                 __24__          [  X  ]

                 (Check appropriate box or boxes)

                 NEUBERGER & BERMAN INCOME FUNDS
                 -------------------------------
      (Exact Name of the Registrant as Specified in Charter)
                         605 Third Avenue
                  New York, New York 10158-0180
             (Address of Principal Executive Offices)

 Registrant's Telephone Number, including area code: (212) 476-8800

                 Theodore P. Giuliano, President
                 Neuberger & Berman Income Funds
                   605 Third Avenue, 2nd Floor
                  New York, New York 10158-0180

                     Arthur C. Delibert, Esq.
                    Kirkpatrick & Lockhart LLP
                 1800 Massachusetts Avenue, N.W.
                   Washington, D.C. 20036-1800
           (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on February 3, 1997 pursuant to paragraph (b)
___  60 days after  filing  pursuant  to  paragraph  (a)(1)
____ on  ________________ pursuant to  paragraph  (a)(1)
____ 75 days after  filing  pursuant to paragraph
____ (a)(2) on __________ pursuant to paragraph (a)(2)

        Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and the notice required by such rule for its 1996 fiscal year was filed on December 27, 1996.

        Neuberger & Berman Income Funds is a "master/feeder fund." This Post-Effective Amendment No. 23 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                                                   Page ______ of ______
                                                   Exhibit Index
                                                   Begins on Page _______

                 NEUBERGER & BERMAN INCOME FUNDS

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 23 ON FORM N-1A

        This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 23 on Form N-1A

Cross Reference Sheet

Neuberger  & Berman  Government  Money Fund
Neuberger  & Berman  Cash  Reserves
Neuberger & Berman  Ultra Short Bond Fund
Neuberger & Berman  Limited  Maturity
Bond Fund Neuberger & Berman  Municipal Money Fund
Neuberger & Berman  Municipal Securities Trust
Neuberger & Berman New York Insured Intermediate Fund
------------------------------------------------------

        Part A - Prospectus

Neuberger & Berman Government Money Fund
Neuberger & Berman Cash Reserves
Neuberger & Berman Ultra Short Bond Fund
Neuberger & Berman Limited Maturity Bond Fund
---------------------------------------------

        Part B - Statement of Additional Information

Neuberger & Berman Municipal Money Fund
Neuberger & Berman Municipal Securities Trust
Neuberger & Berman New York Insured Intermediate Fund
-----------------------------------------------------

        Part B - Statement of Additional Information

        Part C - Other Information

Signature Pages

                 NEUBERGER & BERMAN INCOME FUNDS
           POST-EFFECTIVE AMENDMENT NO. 23 ON FORM N-1A


                      Cross Reference Sheets

This cross reference sheet relates to the Prospectus for Neuberger & Berman Cash Reserves, Neuberger & Berman Government Money Fund, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Ultra Short Bond Fund, Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust, and Neuberger & Berman New York Insured Intermediate Fund.


             Form N-1A Item No.            Caption in Part A Prospectus
             ------------------            ----------------------------

Item 1.      Cover Page                    Front Cover Page


Item 2.      Synopsis                      Expense Information; Summary


Item 3.      Condensed Financial           Financial Highlights; Performance
             Information                   Information


Item 4.      General Description of        Investment Programs; Description of
             Registrant                    Investments; Special Information
                                           Regarding Organization,
                                           Capitalization and Other Matters


Item 5.      Management of the Fund        Management and Administration; Back
                                           Cover Page


Item 6.      Capital Stock and Other       Front Cover Page; Dividends, Other
             Securities                    Distributions, and Taxes; Special
                                           Information Regarding Organization,
                                           Capitalization, and Other Matters


Item 7.      Purchase of Securities        How to Buy Shares; Additional
             Being Offered                 Information on Telephone
                                           Transactions; Shareholder
                                           Services; Share Prices and Net Asset
                                           Value; Management and Administration


Item 8.      Redemption or Repurchase      How to Sell Shares; Additional
                                           Information on Telephone
                                           Transactions; Shareholder Services;
                                           Share Prices and Net Asset Value


Item 9.      Pending Legal                 Not Applicable
             Proceedings

This cross reference sheet relates to the Statement of Additional Information for Neuberger & Berman Cash Reserves, Neuberger & Berman Government Money Fund, Neuberger & Berman Limited Maturity Bond Fund, and Neuberger & Berman
Ultra Short Bond Fund.


                                          Caption in Part B
              Form N-1A Item No.          Statement of Additional Information
              ------------------          -----------------------------------


Item 10.      Cover page                  Cover Page


Item 11.      Table of Contents           Table of Contents


Item 12.      General Information and     Not Applicable
              History


Item 13.      Investment Objectives       Investment Information; Certain Risk
              and Policies                Considerations


Item 14.      Management of the Fund      Trustees And Officers


Item 15.      Control Persons and         Control Persons And Principal Holders
              Principal Holders of        of Securities
              Securities


Item 16.      Investment Advisory and     Investment Management and
              Other Services              Administration Services; Trustees And
                                          Officers; Distribution Arrangements;
                                          Reports To Shareholders; Custodian And
                                          Transfer Agent; Independent Auditors


Item 17.      Brokerage Allocation        Portfolio Transactions


Item 18.      Capital Stock and Other     Investment Information; Additional
              Securities                  Redemption Information; Dividends and
                                          Other Distributions


Item 19.      Purchase, Redemption        Valuation of Portfolio Securities;
              and Pricing of              Additional Purchase Information;
              Securities Being            Additional Exchange Information;
              Offered                     Additional Redemption Information;
                                          Distribution Arrangements


Item 20.      Tax Status                  Dividends and Other Distributions;
                                          Additional Tax Information


Item 21.      Underwriters                Investment Management and 1.
                                          Administration Services; Distribution
                                          Arrangements


Item 22.      Calculation of              Performance Information
              Performance Data


Item 23.      Financial Statements        Financial Statements

This cross reference sheet relates to the Statement of Additional Information for Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust, and Neuberger & Berman New York Insured Intermediate Fund.


                                          Caption in Part B
              Form N-1A Item No.          Statement of Additional Information


Item 10.      Cover page                  Cover Page

Item 11.      Table of Contents           Table of Contents

Item 12.      General Information and     Not applicable
              History

Item 13.      Investment Objectives       Investment Information; Certain Risk
              and Policies                Considerations

Item 14.      Management of the Fund      Trustees And Officers

Item 15.      Control Persons and         Control Persons And Principal Holders
              Principal Holders of        of Securities
              Securities

Item 16.      Investment Advisory and     Investment Management and
              Other Services              Administration Services; Trustees And
                                          Officers; Distribution Arrangements;
                                          Reports To Shareholders; Custodian And
                                          Transfer Agent; Independent Auditors

Item 17.      Brokerage Allocation        Portfolio Transactions

Item 18.      Capital Stock and Other     Investment Information; Additional
              Securities                  Redemption Information; Dividends and
                                          Other Distributions

Item 19.      Purchase, Redemption        Valuation of Portfolio Securities
              and Pricing of              (Neuberger & Berman Municipal Money
              Securities Being            Portfolio);
              Offered                     Additional Purchase Information;
                                          Additional Exchange Information;
                                          Additional Redemption Information;
                                          Distribution Arrangements

Item 20.      Tax Status                  Dividends and Other Distributions;
                                          Additional Tax Information

Item 21.      Underwriters                Investment Management and
                                          Administration Services; Distribution
                                          Arrangements

Item 22.      Calculation of              Performance Information
              Performance Data

Item 23.      Financial Statements        Financial Statements

                                        Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 23.

PROSPECTUS
-------------------------------------------------------------------------------
February 3, 1997


[LOGO]


Neuberger & Berman
INCOME FUNDS -Registered Trademark-

Neuberger&Berman
GOVERNMENT MONEY FUND

Neuberger&Berman
CASH RESERVES

Neuberger&Berman
ULTRA SHORT BOND FUND

Neuberger&Berman
LIMITED MATURITY BOND FUND

Neuberger&Berman
MUNICIPAL MONEY FUND

Neuberger&Berman
MUNICIPAL SECURITIES TRUST

Neuberger&Berman
NEW YORK INSURED INTERMEDIATE FUND


                                                             No Sales Charges
                                                             No Redemption Fees
                                                             No 12b - 1 Fees

            Neuberger&Berman

INCOME FUNDS

          No-Load Income Funds

----------------------------------------------------------------------

Neuberger&Berman GOVERNMENT MONEY FUND-REGISTERED TRADEMARK-
Neuberger&Berman CASH RESERVES-REGISTERED TRADEMARK-
Neuberger&Berman ULTRA SHORT BOND FUND-REGISTERED TRADEMARK-
Neuberger&Berman LIMITED MATURITY BOND FUND-REGISTERED TRADEMARK-
Neuberger&Berman MUNICIPAL MONEY FUND-REGISTERED TRADEMARK-
Neuberger&Berman MUNICIPAL SECURITIES TRUST-REGISTERED TRADEMARK-
Neuberger&Berman NEW YORK INSURED INTERMEDIATE FUND-REGISTERED TRADEMARK-

   INITIAL PURCHASE -- $2,000 MINIMUM
   AUTOMATIC INVESTING -- $100 MINIMUM PER MONTH
   GIFT PROGRAMS AND IRAS -- $250 MINIMUM
   CALL 800-877-9700


------------------------------------------------------------------------------


   Each of the above-named funds (a "Fund") invests all of its net investable assets in its corresponding portfolio (a "Portfolio") of Income Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3 and "Information Regarding Organization, Capitalization, and Other Matters" on page 48.

   The Funds are no-load mutual funds, so you pay no sales commissions or other charges when you buy or redeem shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.
   Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. Statements of Additional Information ("SAIs"), one about the municipal Funds and Portfolios and one about the taxable Funds and Portfolios, dated February 3, 1997, are on file with the Securities and Exchange Commission ("SEC"). The SAIs are incorporated herein by reference (so they are legally considered a part of this Prospectus). You can obtain a free copy of either SAI by calling N&B Management at 800-877-9700. AN INVESTMENT IN THE FUNDS, AS IN ANY MUTUAL FUND, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH NEUBERGER&BERMAN GOVERNMENT MONEY FUND, NEUBERGER&BERMAN CASH RESERVES, AND NEUBERGER&BERMAN MUNICIPAL MONEY FUND SEEK TO MAINTAIN NET ASSET VALUES OF $1.00 PER SHARE, THERE IS NO ASSURANCE THEY WILL BE ABLE TO DO SO.
   The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.
                PROSPECTUS DATED FEBRUARY 3, 1997


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                                   3
The Funds and Portfolios                      3
Risk Factors                                  5
Management                                    6

    EXPENSE INFORMATION                       7
Shareholder Transaction Expenses for
 Each Fund                                    7
Annual Fund Operating Expenses                7
Example                                       9

    FINANCIAL HIGHLIGHTS                     10
Selected Per Share Data and Ratios           10
Government Money Fund                        11
Cash Reserves                                12
Ultra Short Bond Fund                        13
Limited Maturity Bond Fund                   14
Municipal Money Fund                         15
Municipal Securities Trust                   16
New York Insured Intermediate Fund           17

    INVESTMENT PROGRAMS                      20
Money Market Portfolios                      20
Bond Portfolios                              21
Municipal Portfolios                         22
Short-Term Trading; Portfolio
 Turnover                                    25
Ratings of Securities                        25
Borrowings                                   27
Other Investments                            27
Duration                                     28

    PERFORMANCE INFORMATION                  29
Yield                                        29
Total Return                                 29
Tax-Equivalent Yield                         29
Yield and Total Return Information           30

    HOW TO BUY SHARES                        31
By Mail                                      31
By Wire                                      31
By Telephone                                 32
By Exchanging Shares                         32
Other Information                            32
    HOW TO SELL SHARES                       34
By Mail or Facsimile Transmission
 (Fax)                                       34
By Telephone                                 35
By Check                                     36
Other Information                            36
    ADDITIONAL INFORMATION ON
    TELEPHONE TRANSACTIONS                   37

    SHAREHOLDER SERVICES                     38
Automatic Investing and Dollar Cost
 Averaging                                   38
Exchange Privilege                           38
Systematic Withdrawal Plans                  39
Retirement Plans                             39
Electronic Bank Transfers                    40
Internet Access                              40
    SHARE PRICES AND
    NET ASSET VALUE                          41

    DIVIDENDS, OTHER DISTRIBUTIONS,
    AND TAXES                                42
Distribution Options                         42
Taxes                                        43
    MANAGEMENT AND ADMINISTRATION            45
Trustees and Officers                        45
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                45
Expenses                                     46
Transfer and Shareholder Servicing
 Arrangements                                47

    INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS                        48
The Funds                                    48
The Portfolios                               49
    DESCRIPTION OF INVESTMENTS               51

    USE OF JOINT PROSPECTUS AND
    STATEMENTS OF ADDITIONAL
    INFORMATION                              59
    OTHER INFORMATION                        60
Directory                                    60
Funds Eligible for Exchange                  60

SUMMARY

          The Funds and Portfolios

----------------------------------------------------------------------


   Each Fund is a series of Neuberger&Berman Income Funds (the "Trust") and invests in its corresponding Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:

                           --------------------------
                                  SHAREHOLDERS
                           --------------------------
                             (arrow) BUY SHARES IN
                           --------------------------
                                     Funds
                           --------------------------
                               (arrow) INVEST IN
                           --------------------------
                                   Portfolios
                           --------------------------
                               (arrow) INVEST IN
                           --------------------------
                       Debt Securities & Other Securities
                           --------------------------

   The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 48.


   In this Prospectus, you will find information about three different basic types of income mutual funds -- money market funds, bond funds, and municipal funds.


   The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Please see "Investment Programs" on page 20. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN    INVESTMENT            PRINCIPAL PORTFOLIO       COMPARATIVE
INCOME FUNDS        OBJECTIVE             INVESTMENTS               INFORMATION
------------------------------------------------------------------------------------
MONEY MARKET FUNDS

GOVERNMENT MONEY    Maximum safety and    U.S. Treasury         Seeks to maintain a
                    liquidity with the    obligations and       constant share price
                    highest available     other money market    of $1.00;
                    current income        instruments backed    dollar-weighted
                                          by the full faith     average portfolio
                                          and credit of the     maturity of up to 90
                                          United States         days

CASH RESERVES       Highest current       High-quality money    Seeks to maintain a
                    income consistent     market instruments    constant share price
                    with safety and       of government and     of $1.00;
                    liquidity             non-government        dollar-weighted
                                          issuers               average portfolio
                                                                maturity of up to 90
                                                                days

BOND FUNDS

ULTRA SHORT         Current income with   Money market          Lower expected price
                    minimal risk to       instruments and       fluctuation of
                    principal and         investment grade      Neuberger& Berman
                    liquidity             debt securities of    bond funds; maximum
                                          government and        dollar-weighted
                                          non-government        average duration of
                                          issuers               two years

LIMITED MATURITY    Highest current       Debt securities,      More potential price
                    income consistent     primarily investment  fluctuation; maximum
                    with low risk to      grade; maximum 10%    dollar- weighted
                    principal and         below investment      average duration of
                    liquidity; and        grade, but no lower   four years
                    secondarily, total    than B*
                    return

MUNICIPAL FUNDS

MUNICIPAL MONEY     Maximum current       High-quality,         Seeks to maintain a
                    tax-exempt income     short-term municipal  constant share price
                    consistent with       securities            of $1.00;
                    safety and                                  dollar-weighted
                    liquidity**                                 average portfolio
                                                                maturity of up to 90
                                                                days

NEUBERGER&BERMAN    INVESTMENT            PRINCIPAL PORTFOLIO       COMPARATIVE
INCOME FUNDS        OBJECTIVE             INVESTMENTS               INFORMATION
------------------------------------------------------------------------------------
MUNICIPAL           High current tax-     Investment grade      More potential price
SECURITIES          exempt income with    municipal securities  fluctuation; maximum
                    low risk to                                 dollar- weighted
                    principal, limited                          average duration of
                    price fluctuation,                          10 years
                    and liquidity; and
                    secondarily, total
                    return**
NEW YORK INSURED    High level of         Primarily New York    Maximum dollar-
INTERMEDIATE***     current income        Municipal Securities  weighted average
                    exempt from federal   rated Aaa/AAA and     duration of 10 years
                    income tax and New    guaranteed by
                    York State and New    private insurance
                    York City personal    companies; the
                    income taxes,         remainder in
                    consistent with       uninsured New York
                    preservation of       Municipal Securities
                    capital**             of investment grade
                                          and certain other
                                          instruments



  *SECURITIES THAT ARE BELOW INVESTMENT GRADE WILL BE PURCHASED ONLY IF RATED B
   OR HIGHER BY EITHER MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") OR STANDARD & POOR'S ("S&P") OR, IF UNRATED BY EITHER OF THOSE ENTITIES, DEEMED BY N&B MANAGEMENT TO BE OF COMPARABLE QUALITY. SEE PAGES 25-26.



 **THIS PORTFOLIO MAY INVEST IN MUNICIPAL SECURITIES THAT ARE ISSUED TO FINANCE
   PRIVATE ACTIVITIES, THE INTEREST ON WHICH MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.



***AVAILABLE TO RESIDENTS OF NEW YORK AND FLORIDA ONLY.


          Risk Factors

----------------------------------------------------------------------


   An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. The Portfolios invest in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. Special risk factors apply to investments, which may be made by certain Portfolios, in debt securities rated below investment grade, foreign securities, options and futures contracts, residual interest bonds, municipal leases, zero coupon bonds and swap agreements. The value of many municipal securities depends on the profitability of private companies or projects in connection with which the securities were issued. The value and yield of New York Municipal

Securities in which Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio invests are subject to a variety of factors, including political and economic conditions in New York State. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 20 and "Description of Investments" on page 51.


          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 45. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark-, see "How to Buy Shares" on page 31, "How to Sell Shares" on page 34, and "Shareholder Services -- Exchange Privilege" on page 38.

EXPENSE INFORMATION

   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

          Shareholder Transaction Expenses for Each Fund

----------------------------------------------------------------------


   As shown by this table, the Funds impose no transaction charges when you buy or sell Fund shares.


Sales Charge Imposed on Purchases                    NONE
Sales Charge Imposed on Reinvested Dividends         NONE
Deferred Sales Charges                               NONE
Redemption Fees                                      NONE
Exchange Fees                                        NONE


   If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.



          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


--------------------------------------------------------------------------------


   The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Funds and which include the Fund's pro rata portion of the Total Operating Expenses of its corresponding Portfolio. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAIs.

NEUBERGER&BERMAN                   MANAGEMENT AND     12B-1   OTHER    TOTAL OPERATING
INCOME FUNDS                    ADMINISTRATION FEES   FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------------
GOVERNMENT MONEY                       0.52%          None    0.15%        0.67%
CASH RESERVES                          0.50%*         None    0.15%        0.65%*
ULTRA SHORT                            0.33%*         None    0.32%        0.65%*
LIMITED MATURITY                       0.51%*         None    0.19%        0.70%*
MUNICIPAL MONEY                        0.52%          None    0.20%        0.72%
MUNICIPAL SECURITIES                   0.13%*         None    0.52%        0.65%*
NEW YORK INSURED INTERMEDIATE          0.00%*         None    0.65%*       0.65%*



*REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW



   Total Operating Expenses for each Fund are based upon administration fees incurred by the Fund and management fees incurred by its corresponding Portfolio during the past fiscal year and any current expense reimbursement undertaking. "Other Expenses" are based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


   The previous table reflects N&B Management's voluntary undertaking to reimburse CASH RESERVES, ULTRA SHORT, LIMITED MATURITY, MUNICIPAL SECURITIES, and NEW YORK INSURED INTERMEDIATE for each Fund's Total Operating Expenses and that Fund's pro rata share of its corresponding Portfolio's Total Operating Expenses which, in the aggregate, exceed 0.65% per annum (0.70% for LIMITED MATURITY) of the Fund's average daily net assets. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Management and Administration Fees would be 0.52%, 0.52%, 0.52%, 0.52%, and 0.52% and Total Operating Expenses would be 0.67%, 0.84%, 0.71%, 1.04% and 1.97% per annum of the average daily net assets of CASH RESERVES, ULTRA SHORT, LIMITED MATURITY, MUNICIPAL SECURITIES, and NEW YORK INSURED INTERMEDIATE, respectively, based upon the expenses of each Fund for its 1996 fiscal year. Absent the reimbursement, Other Expenses would be 1.45% per annum of the average daily net assets of NEW YORK INSURED INTERMEDIATE.


   For more information about the current expense reimbursement undertakings, see "Expenses" on page 46.

          Example

----------------------------------------------------------------------


   To illustrate the effect of Total Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN
INCOME FUNDS                               1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------
GOVERNMENT MONEY                            $ 7        $21        $37       $83
CASH RESERVES                               $ 7        $21        $36       $81
ULTRA SHORT                                 $ 7        $21        $36       $81
LIMITED MATURITY                            $ 7        $22        $39       $87
MUNICIPAL MONEY                             $ 7        $23        $40       $89
MUNICIPAL SECURITIES                        $ 7        $21        $36       $81
NEW YORK INSURED INTERMEDIATE               $ 7        $21        $36       $81


   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------

   The financial information in the following tables is for each Fund as of October 31, 1996 and includes data related to each Fund before it was converted into a series of the Trust on July 2, 1993 (except Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund, which commenced operations on February 1, 1994). This information has been audited by the Funds' independent auditors. You may obtain, at no cost, further information about the performance of the Funds in their annual reports to shareholders. The auditors' reports are incorporated in the SAIs by reference to the annual reports. Please call 800-877-9700 for free copies of the annual reports and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Government Money Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                                    Year Ended October 31,
                                1996(1)  1995(1)  1994(1)  1993(1)   1992     1991     1990     1989      1988          1987
                                -----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                           $1.0000  $1.0000  $1.0000  $1.0000  $1.0003  $1.0000  $ .9997  $1.0000  $  1.0002     $  1.0002
                                -----------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income         .0464    .0499    .0302    .0248    .0354    .0567    .0718    .0758      .0579         .0504
    Net Gains or Losses on
     Securities                      --       --       --       --       --    .0003    .0003   (.0002)        --         .0002
                                -----------------------------------------------------------------------------------------------
      Total From Investment
       Operations                 .0464    .0499    .0302    .0248    .0354    .0570    .0721    .0756      .0579         .0506
                                -----------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)          (.0464)  (.0499)  (.0302)  (.0248)  (.0354)  (.0567)  (.0718)  (.0758)    (.0579)       (.0504)
    Distributions (from net
     capital gains)                  --       --       --       --   (.0003)      --       --   (.0001)    (.0002)       (.0002)
                                -----------------------------------------------------------------------------------------------
      Total Distributions        (.0464)  (.0499)  (.0302)  (.0248)  (.0357)  (.0567)  (.0718)  (.0759)    (.0581)       (.0506)
                                -----------------------------------------------------------------------------------------------
Net Asset Value, End of Year    $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0003  $1.0000  $ .9997  $  1.0000     $  1.0002
                                -----------------------------------------------------------------------------------------------
Total Return(2)                   +4.74%   +5.10%   +3.07%   +2.51%   +3.62%   +5.82%   +7.42%   +7.86%     +5.97%        +5.18%
                                -----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)              $ 363.4  $ 308.3  $ 251.5  $ 277.2  $ 301.1  $ 246.5  $ 234.6  $ 184.3  $   173.2     $   266.4
                                -----------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net Assets             .67%     .65%     .72%     .70%     .66%     .68%     .74%     .87%       .79%(3)       .75%(3)
                                -----------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets                        4.65%    5.00%    3.00%    2.48%    3.50%    5.66%    7.19%    7.55%      5.73%(3)      5.11%(3)
                                -----------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Cash Reserves
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                           Period from
                                                                                                        April 12, 1988(4)
                                                        Year Ended October 31,                           to October 31,
                                1996(1)  1995(1)  1994(1)  1993(1)   1992     1991     1990     1989          1988
                                -----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                           $1.0000  $1.0000  $1.0001  $1.0001  $1.0000  $1.0000  $1.0001  $1.0000       $1.0000
                                -----------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income         .0486    .0529    .0327    .0263    .0363    .0600    .0766    .0866         .0401
    Net Gains or Losses on
     Securities                      --       --       --    .0002    .0002       --       --    .0001            --
                                -----------------------------------------------------------------------------------------
      Total From Investment
       Operations                 .0486    .0529    .0327    .0265    .0365    .0600    .0766    .0867         .0401
                                -----------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)          (.0486)  (.0529)  (.0327)  (.0263)  (.0363)  (.0600)  (.0766)  (.0866)       (.0401)
    Distributions (from net
     capital gains)                  --       --   (.0001)  (.0002)  (.0001)      --   (.0001)      --            --
                                -----------------------------------------------------------------------------------------
      Total Distributions        (.0486)  (.0529)  (.0328)  (.0265)  (.0364)  (.0600)  (.0767)  (.0866)       (.0401)
                                -----------------------------------------------------------------------------------------
Net Asset Value, End of Year    $1.0000  $1.0000  $1.0000  $1.0001  $1.0001  $1.0000  $1.0000  $1.0001       $1.0000
                                -----------------------------------------------------------------------------------------
Total Return(2)                   +4.97%   +5.42%   +3.33%   +2.68%   +3.69%   +6.17%   +7.94%   +9.01%        +4.08%(5)
                                -----------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)              $ 482.0  $ 408.9  $ 311.9  $ 273.1  $ 261.7  $ 278.9  $ 278.2  $ 267.1       $ 140.9
                                -----------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net Assets(3)          .65%     .65%     .65%     .65%     .65%     .65%     .65%     .65%          .60%(6)
                                -----------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets(3)                     4.86%    5.30%    3.31%    2.63%    3.63%    6.00%    7.66%    8.70%         7.54%(6)
                                -----------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Ultra Short Bond Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                    Period from
                                                                                                   March 1, 1988     Year Ended
                                                   Year Ended October 31,                          to October 31,   February 29,
                           1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989        1988            1988
                           -----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $ 9.53    $ 9.47    $ 9.64    $ 9.70    $ 9.83  $ 9.79  $ 9.83  $ 9.87      $ 9.93          $ 9.98
                           -----------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income     .52       .52       .35       .40       .56     .68     .79     .89         .47             .66
    Net Gains or Losses
     on Securities
     (both realized and
     unrealized)             (.04)      .06      (.17)     (.06)     (.13)    .04    (.04)   (.04)       (.06)           (.05)
                           -----------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations             .48       .58       .18       .34       .43     .72     .75     .85         .41             .61
                           -----------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)      (.52)     (.52)     (.35)     (.40)     (.56)   (.68)   (.79)   (.89)       (.47)           (.66)
                           -----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $ 9.49    $ 9.53    $ 9.47    $ 9.64    $ 9.70  $ 9.83  $ 9.79  $ 9.83      $ 9.87          $ 9.93
                           -----------------------------------------------------------------------------------------------------
Total Return(2)             +5.23%    +6.26%    +1.96%    +3.53%    +4.44%  +7.64%  +7.98%  +9.05%      +4.20%(5)       +6.31%
                           -----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)    $ 89.0    $100.5    $101.1    $104.4    $103.3  $ 97.9  $ 85.8  $103.3      $101.0          $125.3
                           -----------------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net
     Assets(3)                .65%      .65%      .65%      .65%      .65%    .65%    .65%    .65%        .63%(6)         .50%
                           -----------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net
     Assets(3)               5.53%     5.44%     3.72%     4.09%     5.70%   6.97%   8.14%   9.06%       7.01%(6)        6.72%
                           -----------------------------------------------------------------------------------------------------
    Portfolio Turnover
     Rate(7)                   --        --        --       115%       66%     89%    120%     85%         47%            121%
                           -----------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Limited Maturity Bond Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                    Period from
                                                                                                   March 1, 1988     Year Ended
                                                   Year Ended October 31,                          to October 31,   February 29,
                           1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989        1988            1988
                           -----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $10.06    $ 9.88    $10.49    $10.40    $10.24  $ 9.91  $ 9.96  $ 9.88      $10.00          $10.17
                           -----------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income     .60       .62       .56       .58       .63     .71     .80     .82         .48             .69
    Net Gains or Losses
     on Securities
     (both realized and
     unrealized)             (.07)      .18      (.55)      .14       .16     .33    (.05)    .08        (.12)           (.17)
                           -----------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations             .53       .80       .01       .72       .79    1.04     .75     .90         .36             .52
                           -----------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)      (.60)     (.62)     (.56)     (.58)     (.63)   (.71)   (.80)   (.82)       (.48)           (.69)
    Distributions (from
     net capital gains)        --        --      (.05)     (.05)       --      --      --      --          --              --
    Distributions (in
     excess of net
     investment
     income and net
     capital gains)            --        --      (.01)       --        --      --      --      --          --              --
                           -----------------------------------------------------------------------------------------------------
      Total Distributions    (.60)     (.62)     (.62)     (.63)     (.63)   (.71)   (.80)   (.82)       (.48)           (.69)
                           -----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $ 9.99    $10.06    $ 9.88    $10.49    $10.40  $10.24  $ 9.91  $ 9.96      $ 9.88          $10.00
                           -----------------------------------------------------------------------------------------------------
Total Return(2)             +5.44%    +8.32%    +0.13%    +7.09%    +7.87% +10.89%  +7.85%  +9.56%      +3.76%(5)       +5.39%
                           -----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)    $245.7    $307.4    $308.6    $357.3    $273.0  $163.2  $101.3  $107.7      $133.5          $107.3
                           -----------------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net
     Assets(3)                .70%      .70%      .69%      .65%      .65%    .65%    .65%    .65%        .63%(6)         .50%
                           -----------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net
     Assets(3)               6.10%     6.21%     5.53%     5.49%     6.02%   7.07%   8.09%   8.33%       7.34%(6)        6.97%
                           -----------------------------------------------------------------------------------------------------
    Portfolio Turnover
     Rate(7)                   --        --        --       114%      113%     88%     88%    121%         68%            158%
                           -----------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Municipal Money Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                           Year Ended October 31,
                           1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989    1988    1987
                           ---------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $.9994    $.9995    $.9996    $.9995    $.9989  $.9989  $.9989  $.9993  $.9995  $1.0000
                           ---------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income   .0285     .0324     .0204     .0184     .0263   .0432   .0539   .0591   .0478    .0388
    Net Gains or Losses
     on Securities         (.0001)   (.0001)   (.0001)    .0001     .0006      --      --  (.0004) (.0002)  (.0005)
                           ---------------------------------------------------------------------------------------
      Total From
       Investment
       Operations           .0284     .0323     .0203     .0185     .0269   .0432   .0539   .0587   .0476    .0383
                           ---------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)    (.0285)   (.0324)   (.0204)   (.0184)   (.0263) (.0432) (.0539) (.0591) (.0478)  (.0388)
                           ---------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $.9993    $.9994    $.9995    $.9996    $.9995  $.9989  $.9989  $.9989  $.9993  $ .9995
                           ---------------------------------------------------------------------------------------
Total Return(2)             +2.89%    +3.29%    +2.06%    +1.86%    +2.66%  +4.40%  +5.53%  +6.07%  +4.89%   +3.95%
                           ---------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)    $132.6    $160.9    $150.3    $181.6    $195.6  $173.9  $190.6  $204.8  $184.5  $ 226.1
                           ---------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net Assets       .72%      .71%      .73%      .74%      .67%    .66%    .67%    .74%    .69%     .71%
                           ---------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net Assets      2.86%     3.24%     2.02%     1.85%     2.63%   4.34%   5.41%   5.91%   4.76%    3.90%
                           ---------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Municipal Securities Trust
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                            Period from
                                                                                                              July 9,
                                                                                                              1987(4)
                                                       Year Ended October 31,                              to October 31,
                           1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989    1988        1987
                           ----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year         $10.83    $10.26    $11.12    $10.53    $10.39  $10.14  $10.09  $10.08  $ 9.73      $10.00
                           ----------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income     .47       .47       .46       .48       .54     .58     .64     .63     .59         .15
    Net Gains or Losses
     on Securities
     (both realized and
     unrealized)             (.05)      .57      (.73)      .68       .14     .25     .05     .01     .35        (.27)
                           ----------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations             .42      1.04      (.27)     1.16       .68     .83     .69     .64     .94        (.12)
                           ----------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)      (.47)     (.47)     (.46)     (.48)     (.54)   (.58)   (.64)   (.63)   (.59)       (.15)
    Distributions (from
     net capital gains)        --        --      (.12)     (.09)       --      --      --      --      --          --
    Distributions (in
     excess of capital
     gains)                    --        --      (.01)       --        --      --      --      --      --          --
                           ----------------------------------------------------------------------------------------------
      Total Distributions    (.47)     (.47)     (.59)     (.57)     (.54)   (.58)   (.64)   (.63)   (.59)       (.15)
                           ----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year                      $10.78    $10.83    $10.26    $11.12    $10.53  $10.39  $10.14  $10.09  $10.08      $ 9.73
                           ----------------------------------------------------------------------------------------------
Total Return(2)             +3.92%   +10.35%    -2.57%   +11.30%    +6.72%  +8.41%  +6.99%  +6.55%  +9.88%      -1.15%(5)
                           ----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of
     Year (in millions)    $ 38.9    $ 44.3    $ 51.1    $105.2    $ 37.0  $ 25.5  $ 14.1  $ 10.5  $  9.8      $  6.7
                           ----------------------------------------------------------------------------------------------
    Ratio of Expenses to
     Average Net
     Assets(3)                .65%      .65%      .65%      .62%      .50%    .50%    .50%    .50%    .50%        .50%(6)
                           ----------------------------------------------------------------------------------------------
    Ratio of Net
     Investment Income to
     Average Net
     Assets(3)               4.32%     4.45%     4.24%     4.33%     5.16%   5.61%   6.28%   6.26%   5.90%       5.29%(6)
                           ----------------------------------------------------------------------------------------------
    Portfolio Turnover
     Rate(7)                   --        --        --        35%       46%     10%     42%     17%     23%          0%
                           ----------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          New York Insured Intermediate Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with the corresponding Portfolio's Financial Statements and notes thereto.



                                                             Period from
                                        Year Ended       February 1, 1994(4)
                                        October 31,        to October 31,
                                      1996      1995            1994
                                     ---------------------------------------
Net Asset Value, Beginning of Year   $10.01    $ 9.25          $10.00
                                     ---------------------------------------
Income From Investment Operations
    Net Investment Income               .40       .41             .29
    Net Gains or Losses on
     Securities
     (both realized and unrealized)    (.05)      .76            (.75)
                                     ---------------------------------------
      Total From Investment
      Operations                        .35      1.17            (.46)
                                     ---------------------------------------
Less Distributions
    Dividends (from net investment
     income)                           (.40)     (.41)           (.29)
                                     ---------------------------------------
Net Asset Value, End of Year         $ 9.96    $10.01          $ 9.25
                                     ---------------------------------------
Total Return(2)                       +3.58%   +12.88%          -4.63%(5)
                                     ---------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $  9.6    $ 11.5          $ 14.7
                                     ---------------------------------------
    Ratio of Expenses to Average
     Net Assets(3)                      .66%      .66%            .65%(6)
                                     ---------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets(3)          4.03%     4.24%           4.10%(6)
                                     ---------------------------------------


SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

1)The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.


2)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (except Neuberger&Berman MUNICIPAL MONEY Fund), total return would have been lower if N&B Management had not reimbursed certain expenses.


3)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


NEUBERGER&BERMAN GOVERNMENT MONEY FUND

                                                                             Year Ended October
                                                                                    31,
                                                                              1988       1987
Expenses                                                                         .83%       .90%
Net Investment Income                                                           5.69%      4.96%

NEUBERGER&BERMAN CASH RESERVES


                                                                                                                   Period from
                                                                                                                    April 12,
                                                                                                                     1988 to
                                                          Year Ended October 31,                                   October 31,
                            1996       1995       1994       1993       1992       1991       1990       1989         1988
Expenses                       .67%       .68%       .71%       .76%       .69%       .69%       .72%       .83%       1.03%
Net Investment Income         4.84%      5.27%      3.25%      2.52%      3.59%      5.96%      7.59%      8.52%       7.11%


NEUBERGER&BERMAN ULTRA SHORT BOND FUND


                                                                                                   Period from
                                                                                                  March 1, 1988     Year Ended
                                                          Year Ended October 31,                  to October 31,   February 29,
                                          1996   1995   1994   1993   1992   1991   1990   1989        1988            1988
Expenses                                   .84%   .87%   .86%   .95%   .87%   .87%   .81%   .92%        .89%            .95%
Net Investment Income                     5.34%  5.22%  3.51%  3.79%  5.48%  6.75%  7.98%  8.79%       6.75%           6.27%



NEUBERGER&BERMAN LIMITED MATURITY BOND FUND



                                                                                                   Period from
                                                                                                  March 1, 1988     Year Ended
                                                          Year Ended October 31,                  to October 31,   February 29,
                                          1996   1995   1994   1993   1992   1991   1990   1989        1988            1988
Expenses                                   .71%   .71%   .71%   .73%   .68%   .72%   .71%   .77%        .74%            .78%
Net Investment Income                     6.09%  6.20%  5.51%  5.42%  5.99%  7.00%  8.03%  8.21%       7.23%           6.69%

NEUBERGER&BERMAN MUNICIPAL SECURITIES TRUST


                                                                                                          Period from
                                                                                                          July 9, 1987
                                                             Year Ended October 31,                      to October 31,
                                          1996   1995   1994   1993   1992   1991   1990   1989   1988        1987
Expenses                                  1.04%   .98%   .82%  1.04%  1.16%  1.38%  1.67%  2.50%  2.00%       1.50%
Net Investment Income                     3.93%  4.12%  4.07%  3.91%  4.50%  4.73%  5.11%  4.26%  4.40%       4.29%


NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE FUND


                                                                                     Period from
                                                                                     February 1,
                                                               Year Ended October      1994 to
                                                                      31,            October 31,
                                                                1996       1995          1994
Expenses                                                          1.97%      1.83%       1.53%
Net Investment Income                                             2.72%      3.07%       3.22%



4)The date investment operations commenced.


5)Not annualized.

6)Annualized.

7)Neuberger&Berman ULTRA SHORT Bond Fund, Neuberger&Berman LIMITED
   MATURITY Bond Fund, and Neuberger&Berman MUNICIPAL SECURITIES Trust transferred all of their investment securities into their corresponding Portfolios on July 2, 1993. After that date each Fund invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date, no Fund has calculated a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:



                                                                                  Period from
                                                                                  July 2, 1993
                                                                                 (Commencement
                                                                                 of Operations)
                                                    Year Ended October 31,       to October 31,
                                                  1996       1995       1994          1993
--------------------------------------------------------------------
Neuberger&Berman ULTRA SHORT Bond Portfolio          173%       148%        94%         46%
Neuberger&Berman LIMITED MATURITY Bond
Portfolio                                            169%        88%       102%         71%
Neuberger&Berman MUNICIPAL SECURITIES
Portfolio                                              3%        66%       127%         25%



                                                                   Period from
                                                                   February 1,
                                                                       1994
                                                                  (Commencement
                                             Year Ended October   of Operations)
                                                    31,           to October 31,
                                              1996       1995          1994
Neuberger&Berman NEW YORK INSURED
INTERMEDIATE Portfolio                            45%        17%         96%

INVESTMENT PROGRAMS

   The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 51.


   Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAIs. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.

   The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.
   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAIs.
   The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.

          Money Market Portfolios

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman GOVERNMENT MONEY Fund and Portfolio is to provide maximum safety and liquidity with the highest available current income. The investment objective of Neuberger&Berman CASH RESERVES and Neuberger&Berman CASH RESERVES Portfolio is to provide the highest current income consistent with safety and liquidity.
   Neuberger&Berman GOVERNMENT MONEY Portfolio and Neuberger&Berman CASH RESERVES Portfolio each invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. Each Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that either Fund will be able to maintain a $1.00 share price.

   As a fundamental policy, Neuberger&Berman GOVERNMENT MONEY Portfolio may invest only in U.S. Treasury obligations and other securities backed by the full faith and credit of the United States. Currently, the Portfolio invests only in U.S. Treasury obligations. As a fundamental policy, the Portfolio may not invest in repurchase agreements.

   Neuberger&Berman CASH RESERVES Portfolio invests in high-quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio may also invest in municipal obligations that otherwise meet its criteria for quality and maturity.

          Bond Portfolios

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman ULTRA SHORT Bond Fund and Portfolio is to provide current income with minimal risk to principal and liquidity. The investment objective of Neuberger&Berman LIMITED MATURITY Bond Fund and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return.

   Neuberger&Berman ULTRA SHORT Bond Portfolio and Neuberger&Berman LIMITED MATURITY Bond Portfolio each invests in a diversified portfolio of debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.


   Neuberger&Berman ULTRA SHORT Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The Portfolio's dollar-weighted average duration will not exceed two years, although the Portfolio may invest in individual securities of any duration. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency Securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also enter into futures contracts and purchase and sell options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio may also invest in municipal obligations.


   Neuberger&Berman LIMITED MATURITY Bond Portfolio invests in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The dollar-weighted average duration of the Portfolio will not exceed four years, although the Portfolio may invest in individual securities of any duration. The Portfolio's dollar-weighted average maturity may range up to five years. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may invest up to 10% of its net assets in fixed income securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality. For information on the risks associated with investments in securities rated below investment grade, see "Ratings of Securities." The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues.

          Municipal Portfolios

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman MUNICIPAL MONEY Fund and Portfolio is to provide the maximum current income exempt from federal income tax ("tax-exempt income") consistent with safety and liquidity. The investment objective of Neuberger&Berman MUNICIPAL SECURITIES Trust and Portfolio is to provide high current tax-exempt income with low risk to principal, limited price fluctuation and liquidity, and secondarily, total return. The investment objective of Neuberger& Berman NEW YORK INSURED INTERMEDIATE Fund and Portfolio is to seek a high level of current income exempt from federal income tax and New York State and New York City personal income taxes, consistent with preservation of capital.

   Each Portfolio may invest without limit in municipal securities issued to finance private activities, the interest on which is a tax-preference item for purposes of the federal alternative minimum tax. To the extent a Portfolio makes those investments, a portion of your dividends from the corresponding Fund may be subject to that tax. See "Dividends, Other Distributions, and Taxes." Neuberger&Berman MUNICIPAL MONEY Portfolio and Neuberger&Berman MUNICIPAL SECURITIES Portfolio each normally invests only in municipal obligations. In addition, when, in N&B Management's opinion, market conditions warrant a defensive posture, each Portfolio may temporarily invest in short-term, high-quality taxable securities.

   Neuberger&Berman MUNICIPAL MONEY Portfolio invests in high-quality municipal obligations with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.
   Neuberger&Berman MUNICIPAL SECURITIES Portfolio normally invests in investment grade municipal securities. As a fundamental policy, the Portfolio invests at least 80% of its total assets in municipal obligations. The Portfolio's dollar-weighted average duration will not exceed ten years. The Portfolio seeks to increase income and preserve or enhance total return by actively managing the average portfolio duration in light of market conditions and trends. The Portfolio also may seek to hedge all or a part of its portfolio against changes in securities prices resulting from changes in interest rates by buying or selling interest-rate futures contracts and options on those contracts.

   Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio invests in municipal obligations issued by the State of New York, its authorities, multi-state authorities, municipalities, counties, and any other political subdivisions and in municipal obligations issued by territories or possessions of the United States, such as the Virgin Islands, Guam, and Puerto Rico, the interest income from which is exempt, in the opinion of counsel for the issuer of the obligation, from federal income tax and New York State and New York City personal income taxes ("New York Municipal Securities"). At least 65% of the Portfolio's total assets normally will be invested in the highest-rated New York Municipal Securities which are insured as to the timely payment of principal and interest by municipal bond insurance ("Municipal Bond Insurance"). Municipal Bond Insurance provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. The insurance is purchased from a private, non-governmental insurance company. The insurance does not guarantee the market value of the municipal bonds. The insured bonds purchased by the Portfolio must at the time of purchase have the highest credit rating available from a nationally recognized statistical rating organization ("NRSRO"). For such insured bonds to receive the highest credit rating, at least one NRSRO must rate the claims-paying ability or financial strength of the insurance company in the highest category (within which there may be gradations). There is, of course, no guarantee that the claims-paying ability or financial strength of the insurers will continue to receive the highest credit ratings or that the insurers will be able to pay all claims when due.


   The insured municipal bonds purchased by Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio will carry Municipal Bond Insurance obtained to improve the bond's credit rating. Once purchased, Municipal Bond Insurance cannot be canceled by the insurer, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent. The Municipal Bond Insurance covering the municipal securities purchased by the Portfolio will be either new issue insurance ("New Issue Insurance") or secondary insurance ("Secondary Insurance"). New Issue Insurance is purchased by the respective issuers of the municipal securities at the time of the original issuance of those securities. Secondary Insurance may be purchased by a broker, another investor or the Portfolio after the municipal security is originally issued. Generally, the Portfolio expects that municipal securities it purchases will carry insurance obtained by another party.

   Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio may purchase bonds insured by AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation or Financial Guaranty Insurance Company (known as AMBAC, MBIA and FGIC, respectively), or any other insurance company that has received the highest credit rating. The Portfolio may invest more than 25% of its assets in bonds insured by the same insurance company. Further information regarding Municipal Bond Insurance and insurance companies is included in the SAI.


   Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio's remaining assets normally will be invested in investment grade New York Municipal Securities that are not so insured and in other investments described in this Prospectus. The Portfolio may invest up to 100% of its assets in New York Municipal Securities and certain other municipal securities issued to finance private activities whose interest is a tax-preference item for purposes of the federal alternative minimum tax. See "Dividends, Other Distributions, and Taxes."

   During seasonal variations or other shortages in the supply of suitable New York Municipal Securities, Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio may purchase uninsured New York Municipal Securities; municipal securities, the interest income on which is exempt from federal income tax, but not New York State and New York City personal income taxes; or taxable U.S. Government and Agency Securities. However, as a fundamental policy, the Portfolio normally invests at least 80% of its total assets in municipal obligations.
   Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio's dollar-weighted average duration will not exceed ten years. The Portfolio seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The Portfolio also may seek to hedge all or a part of its portfolio against changes in securities prices by buying or selling interest-rate futures contracts and options.

   Although Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio is "non-diversified" for federal securities law purposes, it will limit its investments to meet federal tax law provisions so that, as of the last day of each quarter of its taxable year, not more than 25% of its total assets are invested in the securities of a single issuer and, with respect to at least 50% of its total assets, not more than 5% of those assets are invested in the securities of a single issuer (other than, in each case, U.S. Government and Agency Securities). The Portfolio may not invest 25% or more of its total assets in revenue bonds related to a single industry but may invest 25% or more of its total assets in securities that depend on revenue from similar types of projects, e.g., transportation, electric utilities, housing, or health care. For purposes of complying with the above limitations regarding investments in the securities of a single issuer or a single industry, the Portfolio identifies the "issuer" of a municipal obligation that is not a general obligation note or bond by the obligation's characteristics; the most significant of these characteristics is the source of funds for the payment of principal and interest on the obligation. Developments affecting a single issuer or industry, or securities financing particular types of projects, could thus have a significant effect on the Portfolio.
   Because Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio invests primarily in New York Municipal Securities, the Fund's yield and share price are sensitive to political and economic developments within the State of New York ("State") and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York ("City"). Both the State and the City have experienced significant financial difficulties related to poor economic performance, and no assurance can be given that the State or the City will not experience future fiscal instabilities. Further information regarding the financial condition of the State and the City may be found in the SAI.
   New York Municipal Securities include general obligations of Puerto Rico and its political subdivisions and public corporations. The economy of Puerto Rico is closely linked with that of the United States and will depend on several factors, including the condition of the U.S. economy, the exchange rate for U.S. dollars, the price stability of oil imports, and interest rates. A new law will phase out favorable tax treatment that has been available to businesses located in Puerto Rico. The Portfolio is not able to predict the ultimate impact of this change on the Puerto Rican economy.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The portfolio turnover rates of Neuberger&Berman ULTRA SHORT Bond, LIMITED MATURITY Bond, MUNICIPAL SECURITIES and NEW YORK INSURED INTERMEDIATE Portfolios for 1996 and earlier years are set forth under "Notes to Financial Highlights." Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions and Taxes" on page 42 and the SAIs.


          Ratings of Securities

----------------------------------------------------------------------


    HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's, Fitch Investors Service L.P., or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Money Market Portfolio, (including Neuberger&Berman MUNICIPAL MONEY Portfolio).

    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.


    LOWER-RATED DEBT SECURITIES (NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIO). Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting Neuberger&Berman LIMITED MATURITY Bond Portfolio's holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.


   The following table shows the ratings of debt securities held by Neuberger& Berman LIMITED MATURITY Bond Portfolio during the period March 1, 1996* to October 31, 1996. The percentages in each category represent the average of dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings. During this period, the Portfolio did not invest in any unrated corporate securities.

                                     MOODY'S                S&P
                                    (AS A % OF           (AS A % OF
                                   INVESTMENTS)         INVESTMENTS)
INVESTMENT GRADE                RATING    AVERAGE    RATING    AVERAGE
-----------------------------------------------------------------------

Treasury/Agency**               TSY/AGY    24.95%    TSY/AGY    24.95%
Highest quality                   Aaa      14.83%      AAA      14.83%
High quality                      Aa        4.03%      AA        0.81%
Upper-medium grade                 A       21.65%       A       21.45%
Medium grade                      Baa      18.20%      BBB      25.61%

LOWER QUALITY***
Moderately speculative            Ba       13.57%      BB       10.45%
Speculative                        B        1.34%       B        1.90%
Highly Speculative                Caa         --       CCC         --
Poor Quality                      Ca          --       CC          --
Lowest quality, no interest        C          --        C          --
In default, in arrears            --          --        D          --
TOTAL                                      98.57%+                100%



  * AS OF MARCH 1, 1996, THE PORTFOLIO WAS AUTHORIZED TO INVEST UP TO 10% OF ITS NET ASSETS IN DEBT SECURITIES THAT ARE BELOW INVESTMENT GRADE.


 ** U.S. GOVERNMENT AND AGENCY SECURITIES ARE NOT RATED BY MOODY'S OR S&P.


*** INCLUDES SECURITIES RATED INVESTMENT GRADE BY OTHER NRSROS.


  + MOODY'S DID NOT RATE EVERY SECURITY PURCHASED DURING THIS PERIOD.



   Further information regarding the ratings assigned to securities purchased by the Portfolios and their meaning is included in the SAIs and in the Funds' annual reports.


          Borrowings

----------------------------------------------------------------------


   Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) except for Neuberger&Berman GOVERNMENT MONEY Portfolio, enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.


          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper (except for Neuberger& Berman GOVERNMENT MONEY Portfolio), U.S. Government and Agency Securities and certain other money market instruments, as well as (except for Neuberger&

Berman GOVERNMENT MONEY Portfolio) repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations.


          Duration

----------------------------------------------------------------------


   Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Portfolios except the money market portfolios, N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.

   Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

   There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION


   The performance of the Funds can be measured as YIELD or as TOTAL RETURN. The Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more interest-rate risk than shorter-term bond funds. Money market funds, which seek to maintain a stable share price and invest only in income securities with remaining maturities of 397 days or less, have the least interest-rate risk. The creditworthiness of issuers of income securities also affects risk; for example, U.S. Government and Agency securities are generally considered to have less credit risk than investment grade bonds.

   The table under "Summary -- The Funds and Portfolios" shows the investment objective, principal types of investments, and comparative information for each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.

   Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


          Yield

----------------------------------------------------------------------

   YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested. Annualized yields for money market funds based on the return for a recent seven-day period are called CURRENT YIELDS.

          Total Return

----------------------------------------------------------------------

   TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned but also variations in share prices from the beginning to the end of a period.

   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year variations in actual performance.


          Tax-Equivalent Yield

----------------------------------------------------------------------


    STATE AND LOCAL INCOME TAXES. Substantially all of Neuberger&Berman GOVERNMENT MONEY Fund's income dividends are not subject to the income taxes of most states and localities. Substantially all income dividends paid by Neuberger&

Berman NEW YORK INSURED INTERMEDIATE Fund are expected to be exempt from New York State and New York City personal income taxes. For those states and localities where the income dividends are not subject to income taxes, these Funds may measure their performance by a TAX-EQUIVALENT YIELD. This reflects the taxable yield that an individual investor at the highest marginal income tax rate for that state or municipality would have to receive to equal the yield from Neuberger&Berman GOVERNMENT MONEY Fund or Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund, taking into account that a portion of the dividends paid by those Funds is tax-exempt. Of course, all dividends paid by Neuberger&Berman GOVERNMENT MONEY Fund are subject to federal income tax at applicable rates.


    FEDERAL INCOME TAX. Substantially all income dividends paid by Neuberger& Berman MUNICIPAL MONEY Fund, Neuberger&Berman MUNICIPAL SECURITIES Trust and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund are exempt from federal income tax. The Municipal Funds also may measure their performance by a TAX-EQUIVALENT YIELD. This reflects the taxable yield that an investor at the highest marginal federal income tax rate would have to receive to equal the primarily tax-exempt yield from each Municipal Fund.

   Before investing in one of the Municipal Funds, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the tax-free yield on the investment by the decimal determined by subtracting from 1 the highest federal tax rate you pay. For example, if the tax-free yield is 4% and your maximum federal tax bracket is 39.6%, the computation is:
              4% Tax-Free Yield DIVIDED BY (1 - .396 Tax Rate)
            = 4% DIVIDED BY .604 = 6.62% Tax-Equivalent Yield

   In this example, your after-tax return from the 4% tax-free investment would be higher if available taxable yields are below 6.62%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 6.62%. This example assumes that all of the income from the investment is exempt.


   To calculate the after-tax yield for Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest effective combination of federal income tax and New York State and New York City personal income tax rates you pay. For example, if the tax-free yield is 4% and your maximum effective combined tax bracket is 46.7%, the computation is:


              4% Tax-Free Yield DIVIDED BY (1 - .467 Tax Rate)


            = 4% DIVIDED BY .533 = 7.50% Tax-Equivalent Yield


   In this example, your after-tax return from the 4% tax-free investment would be higher if available taxable yields are below 7.50%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.50%. This example assumes that all of the income from the investment is exempt.


          Yield and Total Return Information

----------------------------------------------------------------------

   You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700. N&B Management has reimbursed certain Funds for certain expenses, which has the effect of increasing their yields and total returns.

HOW TO BUY SHARES



   You can buy shares of any Fund directly by mail, wire, or telephone or through an exchange of shares with another Neuberger&Berman Fund (see "Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase order is received and accepted. Prices for shares of Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of 4 p.m. Eastern time.


   N&B Management, in its discretion, may waive the minimum investment requirements.


          By Mail

----------------------------------------------------------------------

   Send your check or money order payable to "Neuberger&Berman Funds" by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171

   Be sure to specify the name of the Fund whose shares you want to buy. If this is your FIRST PURCHASE of shares of a Fund, please complete and sign an application for a new Fund account and send it along with a check or money order for a minimum of $2,000. For each ADDITIONAL PURCHASE, please send at least $100 for shares of any Fund. YOUR CHECK OR MONEY ORDER MUST BE MADE PAYABLE ON ITS FACE TO NEUBERGER&BERMAN FUNDS, OTHERWISE IT CANNOT BE ACCEPTED. THIRD PARTY CHECKS WILL NOT BE ACCEPTED.

          By Wire

----------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a FIRST PURCHASE of shares of a Fund is $2,000. For an ADDITIONAL PURCHASE, you should wire at least $1,000.

          By Telephone

----------------------------------------------------------------------

   Call 800-877-9700 to buy shares of Neuberger&Berman ULTRA SHORT Bond Fund, Neuberger&Berman LIMITED MATURITY Bond Fund, Neuberger&Berman MUNICIPAL SECURITIES Trust, or Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund. The minimum for a FIRST PURCHASE of shares of any of these Funds by telephone is $2,000. The minimum for an ADDITIONAL PURCHASE is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to redeem shares from your account. To meet the three-day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make an electronic transfer through your bank. Please refer to "Additional Information on Telephone Transactions."

          By Exchanging Shares

----------------------------------------------------------------------


   Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund for shares of a Fund. To buy Fund shares through an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a FIRST PURCHASE of shares of a Fund by an exchange is $2,000 worth of shares of the other fund, and the minimum for an ADDITIONAL PURCHASE is $1,000. For more details, see "Shareholder Services -- Exchange Privilege" and "Funds Eligible for Exchange."


          Other Information

----------------------------------------------------------------------

   / / You must pay for your shares in U.S. dollars by check or money order
       (drawn on a U.S. bank), by bank or federal funds wire transfer, or by an electronic bank transfer; cash cannot be accepted.
   / / Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services -- Exchange Privilege."
   / / If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to bill you or to redeem shares from your account.
   / / When you sign your application for a new Fund account, you will be certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions (other than redemptions from Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund).

   / / You can also buy shares of the Funds indirectly through certain stockbrokers, banks, and other financial institutions, some of which may charge you a fee.

   / / The Funds will not issue a certificate for your shares unless you write to State Street and request one. Most shareholders do not want a certificate, because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or fax. If you lose your certificate, you will have to pay the expense of replacing it.


   / / You can invest as little as $100 each month under an automatic investing plan. (See "Automatic Investing and Dollar Cost Averaging" on page 39.)


   / / Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund is available to residents of New York and Florida only.

HOW TO SELL SHARES


   You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone, or by writing a check (for certain Funds only). HOWEVER, IF YOU HAVE A CERTIFICATE FOR YOUR SHARES (INCLUDING SHARES OF A FUND'S PREDECESSOR), YOU CAN REDEEM THOSE SHARES ONLY BY SENDING THE CERTIFICATE BY MAIL. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds; see "Shareholder Services -- Exchange Privilege" for details.

   TO SELL SHARES HELD IN A RETIREMENT ACCOUNT OR BY A TRUST, ESTATE, GUARDIAN, OR BUSINESS ORGANIZATION, PLEASE CALL 800-877-9700 FOR INSTRUCTIONS.
   Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger& Berman MUNICIPAL MONEY Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of 4 p.m. Eastern time.

   Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will transfer your sales proceeds electronically (at no charge to you) or will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.

   If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee.

          By Mail or Facsimile Transmission (Fax)

----------------------------------------------------------------------

   Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403
or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171


or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one. If shares are issued in certificate form, they are not eligible to be redeemed by fax. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax.

   To protect you and the Fund against fraud, your signature on a redemption request must have a SIGNATURE GUARANTEE if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail.
   For a redemption request sent by FAX, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired or transferred electronically to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.

   Please call 800-877-9700 for more information about the signature guarantee requirement.


          By Telephone

----------------------------------------------------------------------

   To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell.
   You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.
   Please refer to "Additional Information on Telephone Transactions."

          By Check

----------------------------------------------------------------------

   For Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund only, you may sell shares by writing a check for at least $250 on your account. If you requested this service on your application, you will receive a supply of checks. You may write an unlimited number of checks, and there is no charge. Because the amount in your account varies daily, you cannot sell all your shares and close your account by writing a check.

          Other Information

----------------------------------------------------------------------


   / / Usually, redemption proceeds will be mailed on the next business day following the receipt of a proper redemption request, but in any case within three business days of such receipt (under unusual circumstances, the Funds may take longer, as permitted by law). You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.

   / / Each Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or money order or by wire transfer.
   / / Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
   / / If you sell shares by writing a check on your account for an amount greater than the value of your shares, or if the check is for less than $250 or has an irregularity (such as no signature), your check will be returned to you and you may be charged $15 by redeeming shares with that value from your account. The check writing redemption service may be modified or terminated at any time, or other charges may be imposed on it.
   / / If, because you sold shares, your account balance with any Fund falls below $2,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.

ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS

   A Fund at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, with your signature guaranteed, or (2) you have a certificate for such shares. Each Fund or its agent follows reasonable procedures -- requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction -- designed to confirm that telephone instructions are genuine. However, no Fund or its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.
   If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail.

   You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.

SHAREHOLDER SERVICES


   Several services are available to assist you in making and managing your investment in the Funds.


          Automatic Investing and Dollar Cost Averaging

----------------------------------------------------------------------

   If you want to invest regularly, you may participate in a plan that lets you automatically buy shares each month in Neuberger&Berman ULTRA SHORT Bond Fund, Neuberger&Berman LIMITED MATURITY Bond Fund, Neuberger&Berman MUNICIPAL SECURITIES Trust, or Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in any of these Funds at pre-set intervals. You may pay for the shares by automatic transfers from your accounts in Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, or Neuberger&Berman MUNICIPAL MONEY Fund or by pre-authorized checks or electronic transfers drawn on your bank account. You buy more shares when a Fund's share price is relatively low and fewer shares when a Fund's share price is relatively high. Thus, under this plan your average cost of shares would generally be lower than if you bought a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.

          Exchange Privilege

----------------------------------------------------------------------


   To exchange your shares in a Fund for shares in another Neuberger&Berman Fund, call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). See "Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180,
Attention: [Name of Fund], or by submitting the letter by fax to 212-476-8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the Neuberger&Berman Fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. An exchange must be for at least $1,000 worth of shares, and, if the exchange is your FIRST PURCHASE in another Neuberger&Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted. Please note the following about the exchange privilege:
   / / You can exchange shares ONLY between accounts registered in the same name, address, and taxpayer ID number.
   / / An exchange order cannot be modified or canceled.
   / / You can exchange ONLY into a fund whose shares are eligible for sale in your state under applicable state securities laws.
   / / An exchange may have tax consequences for you.

   / / Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange orders
       (1) if they appear to the Fund to be market-timing transactions involving significant portions of the Fund's assets or (2) from any shareholder account if the shareholder previously has been notified by the Fund that the shareholder's use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.

   / / Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.
   Please refer to "Additional Information on Telephone Transactions."

          Systematic Withdrawal Plans

----------------------------------------------------------------------

   If you own shares of a Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of each Fund (other than Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund) fluctuates, you may incur capital gains or losses when you redeem shares of the Funds through a Systematic Withdrawal Plan or by other methods. Call 800-877-9700 for more information.

          Retirement Plans

----------------------------------------------------------------------


   Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible. Please call 800-877-9700 for information on a variety of retirement plans offered by N&B Management, including individual retirement accounts, simplified employee pension plans, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, section 403(b)(7) accounts, and savings incentive match plans for employees (SIMPLE Retirement Plans) -- IRA version only. The assets of these plans may be invested in any of the Funds, except Neuberger&Berman MUNICIPAL MONEY Fund, Neuberger& Berman MUNICIPAL SECURITIES Trust, and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund.


          Electronic Bank Transfers

----------------------------------------------------------------------

   You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.

   State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.



          Internet Access


----------------------------------------------------------------------


   N&B Management now maintains an Internet site on the World Wide Web at HTTP://WWW.NBFUNDS.COM. Fund prices and yields, informative articles, interactive worksheets, and the prospectuses of certain other Neuberger&Berman Funds can be accessed.

SHARE PRICES AND NET ASSET VALUE

   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.
   Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund try to maintain stable NAVs of $1.00 per share. Their corresponding Portfolios value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. These Portfolios and their corresponding Funds calculate their NAVs as of noon Eastern time on each day the NYSE is open.

   Neuberger&Berman ULTRA SHORT Bond and Neuberger&Berman LIMITED MATURITY Bond Portfolios value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

   Neuberger&Berman MUNICIPAL SECURITIES and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolios use an independent pricing service to determine the market value of their portfolio securities and periodically verify the valuations. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE on each day the NYSE is open.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES


   Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions and, for Neuberger&Berman LIMITED MATURITY Bond Fund, any net gains from foreign currency transactions earned or realized by the Fund's corresponding Portfolio. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Investors in the Money Market Funds (including Neuberger&Berman MUNICIPAL MONEY Fund) whose purchase orders are converted to "federal funds" by noon Eastern time on any given day will accrue income dividends beginning that day. For other Funds, income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."


          Distribution Options

----------------------------------------------------------------------


    REINVESTMENT IN SHARES. All dividends and other distributions, if any, paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless you elect to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable. For RETIREMENT ACCOUNTS, all distributions are automatically reinvested in shares; when you are at least 59 1/2 years old, you can receive distributions in cash without incurring a premature distribution penalty tax.


    DIVIDENDS IN CASH. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your Fund application.


    ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your Fund application.

   Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. Cash dividends and other distributions may be paid through an electronic transfer to a bank account designated in your Fund application. Call 800-877-9700 for more information. You can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.

          Taxes

----------------------------------------------------------------------

   Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.
   Your investment has certain tax consequences, depending on the type of account and the type of Fund in which you invest. If you have a qualified RETIREMENT ACCOUNT, taxes are deferred.

    MONEY MARKET FUNDS (INCLUDING NEUBERGER&BERMAN MUNICIPAL MONEY FUND) AND BOND FUNDS: TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


   For federal income tax purposes, income dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Each of Neuberger&Berman CASH RESERVES Portfolio, Neuberger&Berman ULTRA SHORT BOND Portfolio and Neuberger&Berman LIMITED MATURITY Bond Portfolio may invest in municipal securities. Any distributions of income derived from these securities, however, are not tax-exempt, because these Portfolios do not invest the percentage of their assets in municipal securities that is required under federal tax law in order for their corresponding Funds to be eligible to distribute tax-free income.


   Substantially all dividends paid by Neuberger&Berman GOVERNMENT MONEY Fund generally are not expected to be subject to state and local income taxes; however, distributions by that Fund of net realized capital gains are fully subject to those taxes. You should consult your tax adviser to determine the taxability of those dividends and other distributions in your state and locality.


   Every January, your Fund will send you a statement showing the amount of distributions paid (or deemed paid) to you in the previous year. Information accompanying your statement will show the portion, if any, of those distributions that generally are not subject to state and local income taxes.

    MUNICIPAL FUNDS: TAXES ON DISTRIBUTIONS. Substantially all dividends paid by the Municipal Funds generally are expected to be exempt from federal income tax (and New York State and New York City personal income taxes in the case of Neuberger&

Berman NEW YORK INSURED INTERMEDIATE Fund), but may be subject to state or local taxes. Distributions of net realized capital gains, however, generally are subject to all such taxes. Those distributions that are not tax-exempt are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.

   Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio, Neuberger& Berman MUNICIPAL MONEY Portfolio and Neuberger&Berman MUNICIPAL SECURITIES Portfolio each may invest up to 100% of its assets in private activity bonds. Distributions to you attributable to the interest on these bonds may be a tax preference item for purposes of calculating your federal alternative minimum taxable income.

   Every January, your Municipal Fund will send you a statement showing the amounts of tax-exempt and taxable distributions paid (or deemed paid) to you in the previous year, including the portion of any dividends paid to individuals that constitutes a tax preference item.


    ALL FUNDS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY FUND, NEUBERGER& BERMAN CASH RESERVES, AND NEUBERGER&BERMAN MUNICIPAL MONEY FUND: TAXES ON REDEMPTIONS AND DISTRIBUTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger& Berman Funds, are subject to tax. A capital gain or loss is the difference between the amount you paid for the shares (including the amount of any dividends and other distributions that were reinvested) and the amount you receive when you sell them.

   When you sell shares, you will receive a confirmation statement showing the number of shares you sold and the price. Every January, you will also receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.

   If you buy shares of a Bond Fund just before it deducts a capital gain distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.


   The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAIs for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAIs contain general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $15.2 billion as of December 31, 1996.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


   Theodore P. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.

   The following members of the Fixed Income Group are, along with Theodore Giuliano, primarily responsible for the day-to-day management of the listed
Portfolios:

   Neuberger&Berman GOVERNMENT MONEY, CASH RESERVES, and ULTRA SHORT Bond Portfolios -- Josephine P. Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman GOVERNMENT MONEY Portfolio, Neuberger&Berman CASH RESERVES Portfolio and Neuberger&Berman ULTRA SHORT Bond Portfolio since October 1992. She was an Assistant Vice President of N&B Management from 1986 to 1994.

   Neuberger&Berman LIMITED MATURITY Bond Portfolio -- Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for Neuberger&Berman LIMITED MATURITY Bond Portfolio since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.

   Neuberger&Berman MUNICIPAL MONEY, MUNICIPAL SECURITIES and NEW YORK INSURED INTERMEDIATE Portfolios -- Clara Del Villar. Ms. Del Villar, who has been a Senior Portfolio Manager in the Fixed Income Group since December 1991 and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman MUNICIPAL MONEY Portfolio since August 1993, Neuberger&Berman MUNICIPAL SECURITIES Trust since December 1991, and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio since October 1994.


   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

   To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger& Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

   N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing certain shareholder, shareholder-related and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.27% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services. During its 1996 fiscal year, each Fund accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees (prior to any expense reimbursement), of 0.52% of the Fund's average daily net assets.


   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.

   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.

   N&B Management has voluntarily undertaken to reimburse CASH RESERVES, ULTRA SHORT, LIMITED MATURITY, MUNICIPAL SECURITIES and NEW YORK INSURED INTERMEDIATE for each Fund's Total Operating Expenses, which include that Fund's pro rata share of its corresponding Portfolio's Total Operating Expenses, which exceed, in the aggregate, 0.65% per annum (0.70% for LIMITED MATURITY) of the Fund's average daily net assets. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


   For the fiscal year ended October 31, 1996, each Fund bore aggregate operating expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursements) as follows:



Neuberger&Berman GOVERNMENT MONEY Fund                        0.67%
Neuberger&Berman CASH RESERVES                                0.65%
Neuberger&Berman ULTRA SHORT Bond Fund                        0.65%
Neuberger&Berman LIMITED MATURITY Bond Fund                   0.70%
Neuberger&Berman MUNICIPAL MONEY Fund                         0.72%
Neuberger&Berman MUNICIPAL SECURITIES Trust                   0.65%
Neuberger&Berman NEW YORK INSURED INTERMEDIATE Fund           0.66%


          Transfer and Shareholder Servicing Arrangements

----------------------------------------------------------------------

   The Funds' transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS



          The Funds


----------------------------------------------------------------------


   Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.


    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.


    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolios


----------------------------------------------------------------------


   Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.


   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Two mutual funds that are series of Neuberger&Berman Income Trust ("N&B Income Trust"), Neuberger&Berman ULTRA SHORT Bond Trust and Neuberger&Berman LIMITED MATURITY Bond Trust, invest all of their respective net investable assets in two corresponding Portfolios of Managers Trust. N&B Income Trust does not sell its shares directly to members of the general public.


   Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Income Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that invests in a Portfolio is available from N&B Management by calling 800-877-9700.


   The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Trust or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders.


   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.


    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.


    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS


   In addition to the securities referred to in "Investment Programs" herein, each Portfolio (except as noted) may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAIs.


   Certain investment techniques available to the Municipal Portfolios, such as futures and options, securities loans, and repurchase agreements, may produce taxable income and capital gains or losses.


    U.S. GOVERNMENT AND AGENCY SECURITIES (ALL PORTFOLIOS). U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly, Federal National Mortgage Association), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.


    INFLATION-INDEXED SECURITIES (NEUBERGER&BERMAN LIMITED MATURITY BOND AND NEUBERGER&BERMAN ULTRA SHORT BOND PORTFOLIOS.) Each Portfolio may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

    VARIABLE AND FLOATING RATE SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER& BERMAN GOVERNMENT MONEY PORTFOLIO). Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

    REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity or duration). The Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


    ILLIQUID SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Each Portfolio may invest up to 15% of its net assets in illiquid securities (10% in the case of the Money Market Portfolios and Neuberger&Berman MUNICIPAL MONEY Portfolio), which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust.


    RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.

    REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER& BERMAN GOVERNMENT MONEY PORTFOLIO) AND DOLLAR ROLLS (NEUBERGER&BERMAN ULTRA SHORT BOND AND NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. A Portfolio will maintain a segregated account consisting of cash or appropriate liquid securities to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in a Portfolio's and its corresponding Fund's NAVs and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.

    WHEN-ISSUED TRANSACTIONS (ALL PORTFOLIOS). In a when-issued transaction, a Portfolio commits to purchase securities that will be issued at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in a Fund's NAV. None of the Municipal Portfolios may invest more than 10% of its total assets in when-issued securities.


    MORTGAGE-BACKED SECURITIES (NEUBERGER&BERMAN GOVERNMENT MONEY, NEUBERGER&BERMAN CASH RESERVES, NEUBERGER&BERMAN ULTRA SHORT BOND AND NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIOS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae, and FHLMC certificates. Neuberger&Berman GOVERNMENT MONEY Portfolio may invest only in U.S. Government Agency mortgage-backed securities that are backed by the full faith and credit of the United States. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.
    ASSET-BACKED SECURITIES (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER& BERMAN ULTRA SHORT BOND, NEUBERGER&BERMAN LIMITED MATURITY BOND, AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS-SM- ("Certificates for Automobile Receivables"), credit card receivables securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.
   Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio may purchase units of beneficial interest in pools of purchase contracts, financing leases, and sales agreements entered into by municipalities. These municipal obligations may be created when a municipality enters into an installment purchase contract or lease with a vendor and may be secured by the assets purchased or leased by the municipality. However, except in very limited circumstances, there will be no recourse against the vendor if the municipality stops making payments. Pools may also hold other types of investments. The market for tax-exempt asset-backed securities is still relatively new. Certain of these obligations are likely to involve unscheduled prepayments of principal. In purchasing such securities, the Portfolio typically relies on an opinion from the issuer's counsel that interest on the asset-backed securities is exempt from income taxes.

   Neuberger&Berman LIMITED MATURITY Bond Portfolio and Neuberger& Berman ULTRA SHORT Bond Portfolio each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Portfolio.

    FOREIGN INVESTMENTS (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER& BERMAN ULTRA SHORT BOND AND NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIOS). The Portfolios may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by potentially adverse local, political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or to enforce contractual obligations abroad. Neuberger&Berman LIMITED MATURITY Bond Portfolio may also invest in foreign securities denominated in or indexed to foreign currencies. Such securities may be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of foreign currencies relative to the U.S. dollar, which could result in losses irrespective of the performance of the underlying investment. In addition, Neuberger&Berman LIMITED MATURITY Bond Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.
    PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS (NEUBERGER&BERMAN ULTRA SHORT BOND, NEUBERGER&BERMAN LIMITED MATURITY BOND, NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. Neuberger&Berman LIMITED MATURITY Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio also may purchase and sell call options and put options on debt securities in its portfolio for hedging purposes or for the purpose of producing income. Neuberger&Berman LIMITED MATURITY Bond Portfolio and Neuberger&Berman NEW YORK INSURED INTERMEDIATE Portfolio each will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

   The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of these instruments. Losses that may arise from certain futures transactions are potentially unlimited.


    MUNICIPAL OBLIGATIONS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

    ZERO COUPON SECURITIES (ALL PORTFOLIOS). Zero coupon securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In calculating their daily income, the Portfolios accrue a portion of the difference between a zero coupon security's purchase price and its face value.
    SWAP AGREEMENTS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). To help enhance the value of their investments or manage their exposure to different types of investments, the Portfolios may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest-rate "caps," "floors," and "collars."

   In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.


   In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.


   Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as a Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

    RESIDUAL INTEREST BONDS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). The Portfolios may purchase one component of a municipal security that is structured in two parts: a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.
    MUNICIPAL LEASE OBLIGATIONS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). These obligations are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The obligations typically are not fully backed by the municipality's credit. If funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligations and significant loss to the Portfolio. The Portfolios may also purchase certificates of participation in municipal lease obligations or installment sales contracts, which entitle the holder to a proportionate interest in lease-purchase payments made.
    RESOURCE RECOVERY BONDS (NEUBERGER&BERMAN MUNICIPAL MONEY, NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

    TENDER OPTION BONDS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN NEW YORK INSURED INTERMEDIATE PORTFOLIOS). Tender option bonds are created by coupling an intermediate-term or long-term, fixed rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at its face value. A sponsor, such as a bank, broker-dealer or other financial institution, in return for providing the tender option, receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, with the tender option, to trade at par value. A sponsor may terminate the tender option if, for example, the issuer of the bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear, and the Portfolios will not invest in any such bonds unless N&B Management has assurances that the interest thereon will be exempt from federal income tax.

USE OF JOINT PROSPECTUS AND STATEMENTS
OF ADDITIONAL INFORMATION

   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAIs, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAIs.

OTHER INFORMATION


DIRECTORY                               FUNDS ELIGIBLE FOR EXCHANGE
INVESTMENT MANAGER, ADMINISTRATOR,      EQUITY FUNDS
AND DISTRIBUTOR                         Neuberger&Berman Focus Fund
Neuberger&Berman Management             Neuberger&Berman Genesis Fund
Incorporated                            Neuberger&Berman Guardian Fund
605 Third Avenue 2nd Floor              Neuberger&Berman International Fund
New York, NY 10158-0180                 Neuberger&Berman Manhattan Fund
800-877-9700                            Neuberger&Berman Partners Fund
Institutional Services 800-366-6264     Neuberger&Berman Socially
SUB-ADVISER                             Responsive Fund
Neuberger&Berman, LLC                   MONEY MARKET FUNDS
605 Third Avenue                        Neuberger&Berman Government Money
New York, NY 10158-3698                 Fund
CUSTODIAN AND SHAREHOLDER               Neuberger&Berman Cash Reserves
SERVICING AGENT                         BOND FUNDS
State Street Bank and Trust Company     Neuberger&Berman Ultra Short Bond
225 Franklin Street                     Fund
Boston, MA 02110                        Neuberger&Berman Limited
ADDRESS CORRESPONDENCE TO:              Maturity Bond Fund
Neuberger&Berman Funds                  MUNICIPAL FUNDS
Boston Service Center                   Neuberger&Berman Municipal Money
P.O. Box 8403                           Fund
Boston, MA 02266-8403                   Neuberger&Berman Municipal
LEGAL COUNSEL                           Securities Trust
Kirkpatrick & Lockhart LLP              Neuberger&Berman New York Insured
1800 Massachusetts Avenue, NW           Intermediate Fund (available to
2nd Floor                               residents of New York and Florida
Washington, DC 20036-1800               only)

Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above-named Funds are service marks or registered trademarks of Neuberger&Berman Management Inc.


-C- 1997 Neuberger&Berman Management Inc.

Neuberger & Berman Management Inc.  -Registered Trademark-


605 THIRD AVENUE 2ND FLOOR
NEW YORK, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
www.nbfunds.com



This wrapper is not part of the prospectus.

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                 NEUBERGER & BERMAN INCOME FUNDS AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 3, 1997

     Neuberger & Berman                           Neuberger & Berman
     Government Money Fund                        Ultra Short Bond Fund
     (and Neuberger & Berman                      (and Neuberger & Berman
     Government Money                             Ultra Short Bond Portfolio)
     Portfolio)

     Neuberger & Berman                           Neuberger & Berman
     Cash Reserves                                Limited Maturity Bond Fund
     (and Neuberger & Berman                      (and Neuberger & Berman
     Cash Reserves Portfolio)                     Limited Maturity Bond
                                                  Portfolio)


                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700
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          Neuberger & Berman GOVERNMENT MONEY Fund ("GOVERNMENT MONEY"), Neuberger & Berman CASH RESERVES ("CASH RESERVES"), Neuberger & Berman ULTRA
SHORT Bond Fund ("ULTRA SHORT"), and Neuberger & Berman LIMITED MATURITY Bond Fund ("LIMITED Maturity") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated February 3, 1997. The Funds invest all of their net investable assets in Neuberger & Berman GOVERNMENT MONEY Portfolio, Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman ULTRA SHORT Bond Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio (each a "Portfolio"), respectively.

          The Funds' Prospectus, which is also the prospectus for certain municipal funds administered by Neuberger & Berman Management Incorporated ("N&B Management"), provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS


INVESTMENT INFORMATION.......................................................1
     Investment Policies and Limitations.....................................1
     Rating Agencies.........................................................5
     Overview of Each Fund...................................................6
     Additional Investment Information.......................................8
     Risks of Fixed Income Securities.......................................27

PERFORMANCE INFORMATION.....................................................28
     Yield Calculations.....................................................28
     Tax Equivalent Yield - State and Local Taxes...........................29
     Total Return Computations..............................................30
     Comparative Information................................................31
     Other Performance Information..........................................32

CERTAIN RISK CONSIDERATIONS.................................................33

TRUSTEES AND OFFICERS.......................................................34

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................39
     Investment Manager and Administrator...................................39
     Sub-Adviser............................................................42
     Investment Companies Managed...........................................43
     Management and Control of N&B Management...............................45

DISTRIBUTION ARRANGEMENTS...................................................46

ADDITIONAL PURCHASE INFORMATION.............................................47
     Automatic Investing and Dollar Cost Averaging..........................47

ADDITIONAL EXCHANGE INFORMATION.............................................47

ADDITIONAL REDEMPTION INFORMATION...........................................51
     Suspension of Redemptions..............................................51
     Redemptions in Kind....................................................51

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................51

ADDITIONAL TAX INFORMATION..................................................52
     Taxation of the Funds..................................................52
     Taxation of the Portfolios.............................................54
     Taxation of the Funds' Shareholders....................................56

VALUATION OF PORTFOLIO SECURITIES...........................................57

PORTFOLIO TRANSACTIONS......................................................57
     Portfolio Turnover.....................................................59

REPORTS TO SHAREHOLDERS.....................................................59

ORGANIZATION................................................................59

CUSTODIAN AND TRANSFER AGENT................................................60

INDEPENDENT AUDITORS........................................................60

LEGAL COUNSEL...............................................................60

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................60

REGISTRATION STATEMENT......................................................62

FINANCIAL STATEMENTS........................................................62


Appendix A...................................................................1
     RATINGS OF SECURITIES...................................................1

Appendix B...................................................................1
     THE ART OF INVESTMENT:..................................................1
          A CONVERSATION WITH ROY NEUBERGER..................................1

                             INVESTMENT INFORMATION

          Each Fund is a separate series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


          The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

          Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

          All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

         For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under Neuberger & Berman LIMITED MATURITY Bond Portfolio's or Neuberger & Berman CASH RESERVES Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets a Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also, for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry.

          Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

          The fundamental investment policies and limitations of Neuberger & Berman GOVERNMENT MONEY Portfolio are as follows:

          1. BORROWING. The Portfolio may not borrow money, except from banks for temporary or emergency purposes and not for leveraging or investment, in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

          2. COMMODITIES AND REAL ESTATE. The Portfolio may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").

          3. LENDING. The Portfolio may not make loans. The acquisition of a portion of an issue of publicly distributed bonds, debentures, notes, and other securities as permitted by Managers Trust's Declaration of Trust shall not be deemed to be the making of loans.

          4. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

          5. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

          6. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Portfolio may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

          The non-fundamental investment policies and limitations of Neuberger & Berman GOVERNMENT MONEY Portfolio are as follows:




          1. BORROWING. The Portfolio may not purchase securities if outstanding borrowings exceed 5% of its total assets.


          2. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.


          3. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in certificates of deposit ("CDs") or banker's acceptances issued by domestic branches of U.S. banks.

          The fundamental investment policies and limitations of Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman ULTRA SHORT Bond Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio are as follows:

          1. BORROWING. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

          2. COMMODITIES. Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. Neuberger & Berman CASH RESERVES Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

          3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

          4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or (ii) investments by Neuberger & Berman CASH RESERVES Portfolio or Neuberger & Berman ULTRA SHORT Bond Portfolio in CDs or banker's acceptances issued by domestic branches of U.S. banks.

          5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

          6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

          7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

          8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

          The non-fundamental investment policies and limitations of Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman ULTRA SHORT Bond Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio are as follows:

          1. INVESTMENTS IN ANY ONE ISSUER. Neuberger & Berman CASH RESERVES Portfolio and Neuberger & Berman ULTRA Short Bond Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.


          2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

          3. BORROWING. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.


          4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.


          5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.




RATING AGENCIES

          As discussed in the Prospectus, the Portfolios may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

OVERVIEW OF EACH FUND
---------------------

         Neuberger & Berman Management offers a group of taxable mutual funds designed with varying degrees of risk and return based on the duration and/or maturity of each Portfolio. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

          For example, GOVERNMENT MONEY and CASH RESERVES are money market funds with average portfolio maturity of up to 90 days. This is followed by ULTRA SHORT which offers investors the prospect of higher returns than money market funds in exchange for a moderate incremental increase in risk. This Fund can invest in a portfolio of bonds with a maximum average duration of two years. Rounding out the group is LIMITED MATURITY which seeks a higher income but can experience more price fluctuation. Its Portfolio of bonds has a maximum average duration of four years. A more detailed discussion of each Fund follows. In all cases, these Funds pursue attractive current income with low risk to principal and vary according to their investment guidelines. These guidelines include maturity or duration, type of bonds, and the credit quality of these bonds.


Money Market Funds
------------------

Neuberger & Berman Government Money Fund
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          GOVERNMENT MONEY is oriented to investors who seek maximum liquidity with virtually no credit risk. It is managed to maintain a constant one dollar net asset value. Through its corresponding Portfolio, the Fund invests exclusively in securities issued or guaranteed by the United States Government. The income earned by investors in U.S. Treasury issues is generally free of state taxation. Thus, this Fund will have particular appeal to investors who live in states that levy a tax on interest income and who are looking for a temporary investment vehicle.


Neuberger & Berman Cash Reserves
--------------------------------

          CASH RESERVES is oriented to investors who seek a high degree of liquidity while investing in Government and corporate money market instruments. The Fund is invested to maintain a constant one dollar net asset value. Through its corresponding Portfolio, the Fund invests only in securities that enjoy one of the two highest credit ratings or unrated securities deemed equivalent by N & B Management.


Bond Funds
----------

          Our bond funds are managed on the basis of a strategy of investment in fixed income sectors we believe are attractively priced, and the selection of the most attractively priced issues in those sectors based on their perceived risk and returns. We also manage the duration of the portfolios. Sector investments include corporate bonds, mortgage-backed securities, asset backed securities, CMOs (Collateralized Mortgages Obligations), Treasuries and Government agencies.

Neuberger & Berman Ultra Short Bond Fund
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          ULTRA SHORT is oriented to investors who seek attractive current income with minimal risk to principal and liquidity.


          Through its Portfolio, the Fund invests in a broad array of investment grade fixed income sectors in order to increase the yield of the Portfolio. Within each bond sector we seek out securities that offer superior yield to alternative investments while not compromising our credit quality standards. This is a total return fund so that the investor's return will include earned income on the underlying bonds, plus or minus changes in their principal values. Therefore, the duration of the Fund is also actively managed in response to the trend of interest rates. The Portfolio is limited to a maximum duration of two years, which, combined with its moderately conservative portfolio of securities, is intended to result in only limited fluctuation in principal value.


NEUBERGER & BERMAN LIMITED MATURITY BOND FUND

          LIMITED MATURITY is appropriate for investors who seek to participate in the returns of the bond market, but wish to avoid significant fluctuations in principal value. In order to achieve its investment goal through its Portfolio, this Fund has the flexibility to invest across the full range of bond sectors (corporate, mortgage-backed securities, etc.) and may invest a limited portion of its assets in foreign securities denominated in foreign currencies as well as lower-rated "high yield" issues.


          The investment strategy of this Fund is based upon the demonstrated ability of short and intermediate duration portfolios to deliver virtually all of the income of riskier long-term maturity portfolios. Thus, this Fund limits its maximum average duration to four years. However, in order to improve total return, it invests across a broad range of fixed income sectors and within each sector seeks out securities that have a higher yield than counterpart issues that we believe have a similar credit risk. It may opportunistically invest in foreign issues when they offer higher yield than U.S. issues. In addition, it may invest up to 10% of its net assets in "high yield" issues when these issues offer the prospect of higher total return to the Portfolio. It is the manager's belief that the combination of broad sector diversification, active security selection and flexible maturity and duration management can offer investors the prospect of total returns that will approximate the bond market as a whole, with only moderate fluctuation in principal value.

Additional Investment Information
---------------------------------

          Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

         U.S. GOVERNMENT AND AGENCY SECURITIES (ALL PORTFOLIOS). U.S. Government and Agency Securities are direct obligations of the U.S. Government or its agencies and instrumentalities, such as GNMA, Fannie Mae, Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), and Tennessee Valley Authority. Many agency securities are not backed by the full faith and credit of the United States.


          INFLATION-INDEXED SECURITIES (NEUBERGER & BERMAN ULTRA SHORT BOND AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIOS). The Portfolios may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must pay substantially all of its income to investors to avoid payment of an excise tax, a Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the gain on inflation-indexed securities.


          REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Portfolio may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

          SECURITIES LOANS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In order to realize income, each of these Portfolios may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


          RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY Portfolio). The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


          Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

          COMMERCIAL PAPER (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


          REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. None of the Portfolios currently expects to enter into reverse repurchase agreements or borrow money.

          BANKING AND SAVINGS INSTITUTION SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY Portfolio). The Portfolios may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

          A Portfolio may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or institution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.

          VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

          The Adjustable Rate Securities in which the Portfolios invest frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Portfolio, except for Neuberger & Berman CASH RESERVES Portfolio and Neuberger & Berman GOVERNMENT MONEY Portfolio, excludes securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit.

          A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

          In calculating its dollar-weighted average maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

          MORTGAGE-BACKED SECURITIES (ALL PORTFOLIOS). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and FHLMC), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.

          Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolios use an approach that N&B Management believes is reasonable in light of all relevant circumstances.

          Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

          Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. N&B Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.

          A Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. A Portfolio may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) of the Portfolio's net assets would be invested in illiquid securities. Neuberger & Berman GOVERNMENT MONEY Portfolio may invest in U.S. Government mortgage-backed securities only if they are backed by the full faith and credit of the United States. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

          ASSET-BACKED SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). The Portfolios may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

          Certificates for Automobile Receivables[SERVICEMARK] ("CARS[SERVICE-MARK]") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS[SERVICEMARK] if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

          Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

          Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

          U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY Portfolio). The Portfolios may invest in U.S. dollar-denominated debt securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

          FOREIGN CURRENCY DENOMINATED FOREIGN SECURITIES (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

          Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

          Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

           Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

          In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

          DOLLAR ROLLS (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND Portfolio). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

          WHEN-ISSUED TRANSACTIONS (NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO, NEUBERGER & BERMAN CASH RESERVES PORTFOLIO, NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolios may purchase securities (including mortgage-backed securities such as GNMA, Fannie Mae, and FHLMC certificates) on a when-issued basis. These transactions involve a commitment by a Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.


          When-issued transactions enable a Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.


          The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

          A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

          When a Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


          FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolios may purchase and sell interest rate and bond index futures contracts and options thereon, and Neuberger & Berman LIMITED MATURITY Bond Portfolio may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolios engage in interest rate and bond index Futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates; Neuberger & Berman LIMITED MATURITY Bond Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolios.

          A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

          U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

          Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.

          "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

          An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

          Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

          Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

          PUT AND CALL OPTIONS (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

          The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

          When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

          When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

          When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

          The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

          The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

          Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

          The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

          Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

          The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

          The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.



          FORWARD  FOREIGN  CURRENCY  CONTRACTS   (NEUBERGER  &  BERMAN  LIMITED
MATURITY BOND PORTFOLIO). The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Portfolio enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in Forward Contracts for speculation; it views investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

          N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.

          OPTIONS ON FOREIGN CURRENCIES (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


          REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets. In addition, Neuberger & Berman LIMITED MATURITY Bond Portfolio does not currently intend to purchase a put option if, as a result, more than 5% of its total assets would be invested in put options.


          COVER FOR HEDGING INSTRUMENTS (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.


          GENERAL RISKS OF HEDGING INSTRUMENTS (NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


         A Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of Portfolios."





          INDEXED SECURITIES (NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

          ZERO COUPON SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

          The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

          The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

          MUNICIPAL OBLIGATIONS (NEUBERGER & BERMAN CASH RESERVES PORTFOLIO, NEUBERGER & BERMAN ULTRA SHORT BOND PORTFOLIO, AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Neuberger & Berman LIMITED MATURITY Bond Portfolio may invest up to 5% of its net assets in municipal obligations, which are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Neuberger & Berman CASH RESERVES Portfolio may invest in municipal obligations that otherwise meet its criteria for quality and maturity; Neuberger & Berman ULTRA SHORT Bond Portfolio may also invest in municipal obligations. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

          The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

Risks Of Fixed Income Securities
--------------------------------

          Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.


          Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, with respect to the non-money market Portfolios, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities that are below investment grade will not exceed 5% of its net assets (10% in the case of Neuberger & Berman LIMITED MATURITY Bond Portfolio). With respect to the money market Portfolios, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.


                             PERFORMANCE INFORMATION

          Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of ULTRA SHORT and LIMITED MATURITY will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

          GOVERNMENT MONEY AND CASH RESERVES. Each of these Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

          The EFFECTIVE YIELD of these Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

     Effective Yield = [(Base Period Return + 1)[SUPERSCRIPT]365/7] - 1.

          For the seven calendar days ended October 31, 1996, the current yields of GOVERNMENT MONEY and CASH RESERVES were 4.62% and 4.84%, respectively. For the same period, the effective yields were 4.73% and 4.96%, respectively.

          ULTRA SHORT AND LIMITED MATURITY. Each of these Funds may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

          The annualized yields for LIMITED MATURITY and ULTRA SHORT for the 30-day period ended October 31, 1996, were 6.24% and 5.45%, respectively.

Tax Equivalent Yield - State And Local Taxes
--------------------------------------------

          GOVERNMENT MONEY. Substantially all of the dividends paid by GOVERNMENT MONEY represent income received on direct obligations of the U.S. Government and, as a result, are not subject to income tax in most states and localities. From time to time, this Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

          Tax Equivalent Yield  =   Y1  +  Y2
                                      1-MR

where Y1 equals that portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.

          The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York (and subject to that state's highest marginal 1997 tax rate of 7.35%) would have to have received a taxable current yield of 5.40% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 1997 rate of 4.46%, the taxpayer would have to have received a taxable current yield of 5.67% to equal the 5% after-tax yield.

          The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's future performance. Of course, all dividends paid by GOVERNMENT MONEY are subject to federal income taxation at applicable rates.

TOTAL RETURN COMPUTATIONS

          LIMITED MATURITY and ULTRA SHORT may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)[SUPERSCRIPT]n = ERV

Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

          For the one-, five-, and ten-year periods ended October 31, 1996, the average annual total returns for LIMITED MATURITY and its predecessor were +5.44%, +5.72%, and +6.82%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $20,173 on October 31, 1996.


          For the one- and five-year periods ended October 31, 1996, and for the period from November 7, 1986 (commencement of operations) through October 31, 1996, the average annual total returns for ULTRA SHORT and its predecessor were +5.23%, +4.27%, and +5.83%, respectively. If an investor had invested $10,000 in that predecessor's shares on November 7, 1986, and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $17,611 on October 31, 1996.

          N&B Management reimbursed the Funds and their predecessors for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return. Of course, past performance cannot guarantee future results.

COMPARATIVE INFORMATION

          From time to time each Fund's performance may be compared with:

     (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


     (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

          Each Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

     GOVERNMENT MONEY'S and CASH RESERVES'S performance may be compared, respectively, with IBC/Donoghue's Government Money Market Funds average and Taxable General Purpose Money Market Funds average.

     ULTRA SHORT'S performance may be compared with the Merrill Lynch 2-year Treasury Index and the Salomon Brothers 6-month and 1-year Treasury Bill Indices, as well as the performance of Treasury Securities and the Lipper Short Investment Grade Debt Funds category.

     LIMITED MATURITY'S performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

          In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

          Evaluations of the Funds' performance, their yield/ total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information
-----------------------------

          From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in
Advertisements for its corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

          Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

          Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

          Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

          Information   regarding   the  effects  of  automatic   investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

          From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investment: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                  CERTAIN RISK CONSIDERATIONS

          A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


          Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.




                              TRUSTEES AND OFFICERS

          The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.


                            Positions
Name, Address               Held With
and Age(1)                  the Trusts     Principal Occupation(s)(2)
-------------               ----------     --------------------------

John Cannon (67)            Trustee of     President,  AMA Investment  Advisers,
CDC Associates, Inc.        each Trust     Inc. (registered  investment adviser)
620 Sentry Parkway                         (1976 - 1991);  Senior Vice President
Suite 220                                  AMA Investment Advisers, Inc. (1991 -
Blue Bell, PA  19422                       1993);  President of AMA Family Funds
                                           (investment companies) (1976 - 1991);
                                           Chairman and Chief Investment Officer
                                           of CDC Associates,  Inc.  (registered
                                           investment adviser) (1993 - present).

Stanley Egener* (62)        Chairman of    Principal   of  Neuberger  &  Berman;
                            the Board,     President   and   Director   of   N&B
                            Chief          Management;  Chairman  of the  Board,
                            Executive      Chief  Executive  Officer and Trustee
                            Officer, and   of eight other mutual funds for which
                            Trustee of     N&B  Management  acts  as  investment
                            each Trust     manager or administrator.

Theodore P. Giuliano* (44)  President and  Principal of Neuberger & Berman; Vice
                            Trustee of President and Director of N&B each Trust Management; President and Trustee of one other  mutual  fund for which N&B
                                           Management acts as administrator.

Barry Hirsch (63)           Trustee of     Senior Vice President, Secretary, and
Loews Corporation           each Trust     General Counsel of Loews  Corporation
667 Madison Avenue                         (diversified financial  corporation).
7th Floor
New York, NY 10021

Robert A. Kavesh (69)       Trustee of     Professor of Finance and Economics at
110 Bleecker Street         each Trust     Stern  School of  Business,  New York
Apt. 24B                                   University;     Director    of    Del
New York, NY 10012                         Laboratories,  Inc.  and  Greater New
                                           York Mutual Insurance Co.

William E. Rulon (64)       Trustee of     Retired.  Senior  Vice  President  of
Foodmaker, Inc.             each Trust     Foodmaker,    Inc.    (operator   and
1761 Hotel Circle South                    franchiser  of   restaurants)   until
San Diego, CA 92108                        January 1997; Secretary of Foodmaker,
                                           Inc. until July 1996.

Candace L. Straight (49)    Trustee of     Private   investor   and   consultant
518 E. Passaic Avenue       each Trust     specializing    in   the    insurance
Bloomfield, NJ 07003                       industry;   Principal   of   Head   &
                                           Company,   LLC   (limited   liability
                                           company providing  investment banking
                                           and   consulting   services   to  the
                                           insurance industry) until March 1996;
                                           President  of  Integon   Corporation,
                                           (marketer    of    life    insurance,
                                           annuities,  and property and casualty
                                           insurance),  1990-1992;  Director  of
                                           Drake    Holdings     (U.K.     motor
                                           insurer)until June 1996.

Daniel J. Sullivan (57)     Vice           Senior   Vice    President   of   N&B
                            President of   Management since 1992; prior thereto,
                            each Trust     Vice  President  of  N&B  Management;
                                           Vice  President of eight other mutual
                                           funds for which N&B  Management  acts
                                           as     investment      manager     or
                                           administrator.

Michael J. Weiner (49)      Vice           Senior   Vice    President   of   N&B
                            President and  Management  since 1992;  Treasurer of
                            Principal      N&B  Management  from  1992 to  1996;
                            Financial      prior  thereto,  Vice  President  and
                            Officer of     Treasurer  of  N&B   Management   and
                            each Trust     Treasurer of certain mutual funds for
                                           which   N&B   Management   acted   as
                                           investment  adviser;  Vice  President
                                           and  Principal  Financial  Officer of
                                           eight  other  mutual  funds for which
                                           N&B  Management  acts  as  investment
                                           manager or administrator.

Claudia A. Brandon (40)     Secretary of   Vice  President  of  N&B  Management;
                            each Trust     Secretary of eight other mutual funds
                                           for  which  N&B  Management  acts  as
                                           investment manager or administrator.

Richard Russell (50)        Treasurer      Vice   President  of  N&B  Management
                            and            since 1993; prior thereto,  Assistant
                            Principal      Vice  President  of  N&B  Management;
                            Accounting     Treasurer  and  Principal  Accounting
                            Officer of     Officer of eight other  mutual  funds
                            each Trust     for  which  N&B  Management  acts  as
                                           investment manager or administrator.

Stacy Cooper-Shugrue (33)   Assistant      Assistant   Vice   President  of  N&B
                            Secretary of   Management since 1993; prior thereto,
                            each Trust     employee of N&B Management; Assistant
                                           Secretary of eight other mutual funds
                                           for  which  N&B  Management  acts  as
                                           investment manager or administrator.

C. Carl Randolph (59)    Assistant         Principal of Neuberger & Berman since
                         Secretary of      1992;  prior  thereto,   employee  of
                         each Trust        Neuberger    &   Berman;    Assistant
                                           Secretary of eight other mutual funds
                                           for  which  N&B  Management  acts  as
                                           investment manager or administrator.

Barbara DiGiorgio (38)   Assistant         Assistant  Vice  President  of of N&B
                         Treasurer         Management since 1993; prior thereto,
                         each Trust        employee of N&B Management; Assistant
                                           Treasurer of eight other mutual funds
                                           for  which  N&B  Management  acts  as
                                           investment manager or administrator.

Celeste Wischerth (36)   Assistant         Assistant  Vice  President  of of N&B
                         Treasurer         Management since 1994; prior thereto,
                         each Trust        employee of N&B Management; Assistant
                                           Treasurer of eight other mutual funds
                                           for  which  N&B  Management  acts  as
                                           investment manager or administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.


          The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


          For the fiscal year ended October 31, 1996, each Fund and Portfolio paid and accrued the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman: Neuberger & Berman GOVERNMENT MONEY Fund and Portfolio - $43,965; Neuberger & Berman CASH RESERVES and CASH RESERVES Portfolio - $68,889; Neuberger & Berman ULTRA SHORT Bond Fund and Portfolio - $21,175; and Neuberger & Berman LIMITED MATURITY Bond and Portfolio - $45,557.

          The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(REGISTERED TRADEMARK] has any retirement plan for its trustees or officers.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/96
                         ------------------------------


                            Aggregate               Total  Compensation  from
                          Compensation              Trusts  in the  Neuberger
Name and Position           from the                  Berman  Fund   Complex
 with the Trust              Trust                       Paid To Trustees
------------------        -------------             --------------------------

John Cannon                 $14,758                        $31,000
Trustee                                                    (2 other investment
                                                           companies)

Charles DeCarlo             $17,222                        $35,000
Trustee (retired 12/96)                                    (2 other investment
                                                           companies)

Stanley Egener              $     0                        $     0
Chairman  of  the  Board,                                  (9 other investment
Chief Executive  Officer,                                  companies)
and Trustee

Theodore P. Giuliano        $     0                        $    0
President and Trustee                                      (2 other investment
                                                           companies)

Barry Hirsch                $17,468                        $35,500
Trustee                                                    (2 other investment
                                                           companies)

Robert A. Kavesh            $14,758                        $31,000
Trustee                                                    (2 other investment
                                                           companies)

Harold R. Logan             $15,005                        $30,500
Trustee (retired 12/96)                                    (2 other investment
                                                           companies)

William E. Rulon            $15,005                        $30,500
Trustee                                                    (2 other investment
                                                           companies)

Candace L. Straight         $14,758                        $30,500
Trustee                                                    (2 other investment
                                                           companies)


          At January 14, 1997, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager And Administrator
------------------------------------

          Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on July 2, 1993.

          The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

          N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

          N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated May 1, 1995 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

          Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

          From time to time, N&B Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

          Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 1996, 1995, and 1994:

                              1996              1995               1994
                              ----              ----               ----
Government Money            $1,476,738        $1,521,937        $1,105,665

Cash Reserves               $2,425,550        $1,738,424        $1,448,365

Ultra Short                 $  491,399        $  459,038        $  532,340

Limited Maturity            $1,480,085        $1,522,574        $1,655,333


          As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse each Fund other than GOVERNMENT MONEY for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.65% per annum (0.70% per annum for LIMITED MATURITY) of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1996, 1995, and 1994, N&B Management reimbursed the Funds the following amounts of expenses: (1) CASH RESERVES $90,855, $109,113, and $171,012, respectively, (2) ULTRA SHORT $177,129, $196,865, and $222,161, respectively, and (3) LIMITED MATURITY $16,575, $32,042, and $77,866, respectively.

          Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. Before February 1, 1994, the monthly fee under the shareholder service agreement then in effect was calculated at an annual rate of $6.00 per shareholder account. For these services, each Fund paid and accrued the following amounts for the period from November 1, 1994 to April 30, 1995 and the fiscal year ended October 31, 1994:

                                November 1, 1994
                                To April 30, 1995          1994
                                -----------------          ----

GOVERNMENT MONEY                      $25,750             $39,595

CASH RESERVES                         $31,746             $55,583

ULTRA SHORT                           $ 9,038             $21,515

LIMITED MATURITY                      $29,447             $55,399

          The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

          The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

          N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.

          The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.

          The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

          Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

          N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1996, these companies, along with one other investment company advised by Neuberger & Berman, had aggregate net assets of approximately $15.2 billion, as shown in the following list:



                                                              Approximate
                                                              Net Assets at
   Name                                                       December 31, 1996
   ----                                                       -----------------

Neuberger & Berman Cash Reserves Portfolio......................$ 499,989,187
   (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio...................$ 402,843,399
   (investment  portfolio for Neuberger & Berman Government Money
   Fund)

Neuberger & Berman Limited Maturity Bond Portfolio..............$ 272,342,178
   (investment  portfolio for Neuberger & Berman Limited Maturity
   Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Ultra Short Bond Portfolio....................$ 89,819,435
   (investment  portfolio for Neuberger & Berman Ultra Short Bond
   Fund and Neuberger & Berman Ultra Short Bond Trust)

Neuberger & Berman Municipal Money Portfolio....................$ 135,494,410
   (investment  portfolio for Neuberger & Berman  Municipal Money
   Fund)

Neuberger & Berman Municipal Securities Portfolio................$ 38,634,808
   (investment   portfolio  for  Neuberger  &  Berman   Municipal
   Securities Trust)

Neuberger & Berman New York Insured Intermediate
   Portfolio .....................................................$ 9,877,137
   (investment  portfolio for Neuberger & Berman New York Insured
   Intermediate Fund)

Neuberger & Berman Focus Portfolio............................$ 1,260,252,029
   (investment  portfolio  for  Neuberger  & Berman  Focus  Fund,
   Neuberger & Berman Focus Trust,  and  Neuberger & Berman Focus
   Assets)

Neuberger & Berman Genesis Portfolio............................$ 398,343,946
   (investment  portfolio  for  Neuberger & Berman  Genesis Fund,
   Neuberger  & Berman  Genesis  Trust,  and  Neuberger  & Berman
   Genesis Assets)

Neuberger & Berman Guardian Portfolio.......................  $ 7,071,702,448
   (investment  portfolio for Neuberger & Berman  Guardian  Fund,
   Neuberger  & Berman  Guardian  Trust,  and  Neuberger & Berman
   Guardian Assets)

Neuberger  & Berman  International  Portfolio.................$    73,377,704
   (investment portfolio for Neuberger & Berman International Fund)

Neuberger & Berman Manhattan Portfolio........................$   574,606,109
   (investment  portfolio for Neuberger & Berman  Manhattan Fund,
   Neuberger & Berman  Manhattan  Trust,  and  Neuberger & Berman
   Manhattan Assets)

Neuberger & Berman Partners Portfolio.........................$ 2,405,865,742
   (investment  portfolio for Neuberger & Berman  Partners  Fund,
   Neuberger  & Berman  Partners  Trust,  and  Neuberger & Berman
   Partners Assets)

Neuberger & Berman Socially Responsive
   Portfolio  .................................................$  188,366,394
   (investment   portfolio  for   Neuberger  &  Berman   Socially
   Responsive   Fund  and  Neuberger  &  Berman  NYCDC   Socially
   Responsive Trust)

Advisers Managers Trust (six series)..........................$ 1,695,378,078


         In addition, Neuberger & Berman serves as investment adviser to one investment company, Plan Investment Fund with assets of $70,276,858 at December 31, 1996.

          The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


          There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

Management And Control Of N&B Management
-----------------------------------------

          The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Robert Conti, Treasurer; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice
President;  Ellen  Metzger,  Vice President and  Secretary;  Paul Metzger,  Vice
President; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice
President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Risen, Simons and Sundman and Mmes. Prindle and Vale are principals of Neuberger & Berman.

          Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

          All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                            DISTRIBUTION ARRANGEMENTS

          N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

          The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


          The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

Automatic Investing And Dollar Cost Averaging
---------------------------------------------

          Shareholders may arrange to have a fixed amount automatically invested in shares of ULTRA SHORT or LIMITED MATURITY each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

          Automatic investing enables a shareholder in ULTRA SHORT or LIMITED MATURITY to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

          As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Equity or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS
------------

Neuberger & Berman          Seeks   long-term   capital   appreciation   through
Focus Fund                  investments  principally  in common stocks  selected
                            from  13  multi-industry   economic   sectors.   The
                            corresponding   portfolio   uses  a   value-oriented
                            approach to select  individual  securities  and then
                            focuses its  investments in the sectors in which the
                            undervalued  stocks  are  clustered.   Through  this
                            approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.

Neuberger & Berman          Seeks  capital   appreciation   through  investments
Genesis Fund                primarily in common  stocks of companies  with small
                            market capitalizations (i.e., up to $1.5 billion) at
                            the  time  of  the   Portfolio's   investment.   The
                            corresponding   portfolio   uses  a   value-oriented
                            approach to the selection of individual securities.


Neuberger & Berman          Seeks  capital   appreciation   through  investments
Guardian Fund               primarily  in  common  stocks  of  long-established,
                            high-quality  companies that N&B Management believes
                            are well-managed. The corresponding portfolio uses a
                            value-oriented   approach   to  the   selection   of
                            individual securities. Current income is a secondary objective. The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

Neuberger &  Berman         Seeks   long-term   capital   appreciation   through
International Fund          investmentsprimarily in a diversified  portfolio  of
                            equity securities of foreign issuers. Assets will be allocated among economically mature countries and emerging industrialized countries.

Neuberger & Berman          Seeks  capital   appreciation,   without  regard  to
Manhattan Fund              income,  through investments generally in securities
                            of   small-,   medium-   and    large-capitalization
                            companies that N&B Management believes have the maximum potential for increasing total NAV. The corresponding portfolio's "growth at a reasonable price" investment approach involves greater risks and share price volatility than programs that invest in securities thought to be undervalued.

Neuberger & Berman          Seeks capital growth through an investment  approach
Partners Fund               that is designed to increase capital with reasonable
                            risk.  Its  investment   program  seeks   securities
                            believed   to  be   undervalued   based  on   strong
                            fundamentals such as a low price-to-earnings  ratio,
                            consistent cash flow, and the company's track record
                            through   all  parts  of  the  market   cycle.   The
                            corresponding   portfolio  uses  the  value-oriented
                            investment approach to the selection of individual securities.

Neuberger & Berman          Seeks   long-term   capital   appreciation   through
Socially Responsive Fund    investments  primarily  in  securities  of companies
                            that meet both financial and social criteria.


MUNICIPAL FUNDS
---------------

Neuberger & Berman          A money  market fund  seeking  the  maximum  current
Municipal Money Fund        income  exempt from federal  income tax,  consistent
                            with  safety  and   liquidity.   The   corresponding
                            Portfolio   invests  in  high  quality,   short-term
                            municipal   securities.   It  seeks  to  maintain  a
                            constant purchase and redemption price of $1.00.

Neuberger & Berman          Seeks high current  tax-exempt  income with low risk
Municipal Securities        to  principal,   limited  price   fluctuation,   and
Trust                       liquidity;   and  secondarily,   total  return.  The
                            corresponding  portfolio invests in investment grade
                            municipal   securities.    Maximum   dollar-weighted
                            average duration of 10 years.

Neuberger & Berman New      Seeks a high level of  current  income  exempt  from
York Insured                federal  income  tax and New York State and New York
Intermediate fund           City   personal   income  taxes,   consistent   with
                            preservation of capital. Maximum dollar-weighted average duration of 10 years.


          Any Fund described herein, and any of the Equity or Municipal Funds, may terminate or modify its exchange privilege in the future.

          Fund shareholders who are considering exchanging shares into any of the Equity or Municipal Funds should note that (1) like the Funds, the Municipal Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Municipal Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

          Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Municipal Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

          There can be no assurance that CASH RESERVES, GOVERNMENT MONEY, or Neuberger & Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension Of Redemptions
-------------------------

          The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

          ULTRA SHORT and LIMITED MATURITY reserve the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. GOVERNMENT MONEY and CASH RESERVES also reserve the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

          Each Fund distributes to its shareholders amounts equal to substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include net realized or unrealized capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's
NAV) until they are distributed. GOVERNMENT MONEY and CASH RESERVES calculate their net investment income and share price as of noon (Eastern time) on each Business Day; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (currently 4 p.m. Eastern time).


          Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of GOVERNMENT MONEY and CASH RESERVES begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.




          Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

          A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder or if checks remain uncashed for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing of his or her correct address and requests in writing that the cash election be reinstated.


                           ADDITIONAL TAX INFORMATION

Taxation Of The Funds
---------------------

          In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, for LIMITED MATURITY, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- (i) Hedging Instruments (other than those on foreign currencies) or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

          The Funds have received rulings from the Internal Revenue Service ("Service") that each Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

          Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

          See the next section for a discussion of the tax consequences to (1) ULTRA SHORT and LIMITED MATURITY of hedging and certain other transactions engaged in by their corresponding Portfolios and (2) to all the Funds on certain matters involving the Portfolios.

Taxation Of The Portfolios
--------------------------

          The Portfolios have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


          Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


          Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

          Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

          The use by Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.


          If Neuberger & Berman ULTRA SHORT Bond Portfolio or Neuberger & Berman LIMITED MATURITY Bond Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each of these Portfolios will consider whether it should seek to satisfy those requirements to enable its corresponding Fund to qualify for this treatment for hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

          Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.

          Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman ULTRA SHORT Bond Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio may each invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


          Each Portfolio may acquire zero coupon or other securities issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments or foreign currency positions held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

Taxation Of The Funds' Shareholders
-----------------------------------

          If shares of ULTRA SHORT or LIMITED MATURITY are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

          Each Fund is required to withhold 31% of all dividends and capital gain distributions, and each of ULTRA SHORT and LIMITED MATURITY is required to withhold 31% of redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

          As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account or a qualified retirement plan (including a simplified employee pension plan, "Savings Incentive Match Plan for Employees" ("SIMPLE") self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, section 401(k) plan, and section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                        VALUATION OF PORTFOLIO SECURITIES

          Each of Neuberger & Berman GOVERNMENT MONEY Portfolio and Neuberger & Berman CASH RESERVES Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

          Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

          During the fiscal year ended October 31, 1996, Neuberger & Berman ULTRA SHORT Bond Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act): Goldman, Sachs & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; and Morgan (J.P.) Securities Inc. At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Morgan (J.P.) Securities Inc., $3,003,150.

          During the fiscal year ended October 31, 1996, Neuberger & Berman LIMITED MATURITY Bond Portfolio acquired securities of the following of its "regular brokers or dealers": Goldman, Sachs & Co. At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman, Sachs & Co., $5,045,352.


          During the fiscal year ended October 31, 1996, Neuberger & Berman CASH RESERVES Portfolio acquired securities of the following of its "regular brokers or dealers": CS First Boston; First Chicago Capital Markets; Goldman, Sachs & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan (J.P.) Securities Inc.; and Morgan Stanley & Co. Inc. At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: CS First Boston, $15,000,000; First Chicago Capital Markets, Inc., $6,437,656; Goldman, Sachs & Co., $9,739,931; Merrill Lynch, Pierce, Fenner & Smith Inc., $6,000,000; Morgan (J.P.) Securities Inc., $9,983,500; and Morgan Stanley & Co. Inc., $15,000,000.


          During the fiscal year ended October 31, 1996, Neuberger & Berman GOVERNMENT MONEY Portfolio acquired none of the securities of its "regular brokers or dealers." At October 31, 1996, that Portfolio held none of the securities of its "regular brokers or dealers."

          No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

Portfolio Turnover
------------------

          Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio calculate a portfolio turnover rate by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                            REPORTS TO SHAREHOLDERS

          Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                                  ORGANIZATION

          The predecessors of the Funds were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the Funds in April 1993.


                          CUSTODIAN AND TRANSFER AGENT

          Each Fund and Portfolio has selected State Street, 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                              INDEPENDENT AUDITORS

          Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

          Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 14, 1997:


                                                            Percentage of
                                                            Ownership at
                               Name and Address             January 14, 1997
                               ----------------             ----------------

Government Money :           Neuberger & Berman*                 72.63%
-----------------            11 Broadway
                             New York, NY 10004

Cash Reserves:               Neuberger & Berman*                 53.42%
--------------               11 Broadway
                             New York, NY 10004

                             D Leon Leonhardt Retirement          5.83%
                             Benefit  Accumulation  Plan
                             for Employees of Price
                             Waterhouse LLP
                             3109 W DR  Martin Luther King
                             Blvd
                             Tampa, FL 33607

                             For Partners & Principals of         5.01%
                             Price Waterhouse DTD 6/28/95
                             3109 W DR Martin Luther King
                             Blvd
                             Tampa, FL 33607

Ultra Short:                 Charles Schwab & Co., Inc.*         28.12%
------------                 101 Montgomery Street
                             San Francisco, CA 94104-4122

Limited Maturity:            Charles Schwab & Co., Inc.*         28.48%
-----------------            101 Montgomery Street
                             San Francisco, CA 94104-4122

                             Nationwide Life Insurance Plan      10.61%
                             QPVA
                             c/o IPO Portfolio Accounting
                             P.O. Box 182029
                             Columbus, Ohio  43218-2029

---------------------------

* Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

          Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

          The  following   financial   statements  and  related   documents  are
incorporated herein by reference from the Funds' Annual Report to   Shareholders
for the fiscal year ended October 31, 1996:


          The Statements of Assets and Liabilities of the Funds and Portfolios, including the Schedules of Investments of the Portfolios, as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, the Financial Highlights for each of the periods indicated therein, the notes to each of the foregoing for the fiscal year ended October 31, 1996 and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman Government Money Fund and Portfolio, Neuberger & Berman Cash Reserves and Portfolio, Neuberger & Berman Ultra Short Bond Fund and Portfolio, and Neuberger & Berman Limited Maturity Bond Fund and Portfolio.

                                                                     Appendix A


                             RATINGS OF SECURITIES

     S&P Corporate Bond Ratings:

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B - Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While these bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     PLUS (+) OR MINUS (-): The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.

     MOODY'S CORPORATE BOND RATINGS:

     AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     BAA - Bonds which are rated BAA are considered as medium-grade obligations; I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA - Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     S&P Commercial Paper Ratings:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

     Moody's Commercial Paper Ratings:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B


The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During  my more than  sixty-five  years of  buying  and  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger

                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE CHARACTERISTICS OF SUCCESSFUL INVESTING INTO FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account. Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments, Rule #3: Be broad-gauged. Diversify your make sure that some of your investments, make sure that some of your principal is kept safe, and principal is kept safe, and try to increase try to increase your income your income as well as your capital. as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-

                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity. The market rarely rises or declines concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.

                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One  should  fall in love  with  ideas,  with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last   thing  to  fall  in  love  with  is  a
book, the last thing to            particular  security.  It is after all just a
fall in love with is a             sheet of paper indicating a part ownership in
particular security."              a   corporation   and  its   use  is   purely
                                   mercenary. If you must love a security, stay in love with it until it gets overvalued;
                                   then let somebody else fall in love.




                                                [PICTURE OF ROY NEUBERGER]

                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW  WOULD   YOU   DESCRIBE   YOUR   PERSONAL
                                   INVESTING STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident. This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?

                                   The only money I managed in the Panic of 1929 was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW  DID  THE  CRASH  OF  1929   AFFECT  YOUR
                                   INVESTING STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO MARKET BEHAVIOR?


                                   There are many factors in addition to economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND SIMILARITIES BETWEEN SELECTING STOCKS AND SELECTING WORKS OF ART?

                                   Both are an art, although picking stocks is a
                                   minor art compared with  painting,  sculpture
"When things look bad, I           or  literature.  I started  buying art in the
become optimistic.  When           30s,  and in the 40s it was a  daily,  almost
everything looks rosy, and         hourly occurrence.  My inclination to buy the
the crowd is optimistic, I         works of living  artists comes from Van Gogh,
like to be a seller."              who  sold  only  one   painting   during  his
                                   lifetime. He died in poverty, only then to become a legend and have his work sold for millions of dollars.
















                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.

                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.

                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s,  Roy  studied  art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy  began  his  investment  career  by
                                   joining a brokerage firm in 1929, seven months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing  acumen  attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.

                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger  & Berman  has grown  through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger  &  Berman   Guardian   Fund,
                                         including   fees  and  expenses,   call
                                         Neuberger   &  Berman   Management   at
                                         800-877-  9700  for a free  prospectus.
                                         Please  read it  carefully,  before you
                                         invest or send money.

                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

--------------------------------------------------------------------------------

             NEUBERGER & BERMAN MUNICIPAL FUNDS AND PORTFOLIOS

                    STATEMENT OF ADDITIONAL INFORMATION

                           DATED FEBRUARY 3, 1997

Neuberger & Berman                           Neuberger & Berman
Municipal Money Fund                         Municipal Securities Trust
(and Neuberger & Berman                      (and Neuberger & Berman
 Municipal Money Portfolio)                  Municipal Securities Portfolio)

                               Neuberger & Berman
                       New York Insured Intermediate Fund
                        (and Neuberger & Berman New York
                         Insured Intermediate Portfolio)

                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700
--------------------------------------------------------------------------------


         Neuberger & Berman Municipal Money Fund ("Municipal Money"), Neuberger & Berman Municipal Securities Trust ("Municipal Securities"), and Neuberger & Berman New York Insured Intermediate Fund ("New York Insured Intermediate")
(each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated February 3, 1997. The Funds invest all of their net investable assets in Neuberger & Berman Municipal Money Portfolio, Neuberger & Berman
Municipal Securities Portfolio, and Neuberger & Berman New York Insured Intermediate Portfolio (each a "Portfolio"), respectively. Shares of New York Insured Intermediate are available to investors in New York and Florida only.

         The Funds' Prospectus, which is also the prospectus for certain taxable fixed income funds administered by Neuberger & Berman Management Incorporated ("N&B Management"), provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                      Page

INVESTMENT INFORMATION........................................................1
  Investment Policies and Limitations.........................................1
  Investment Approaches of Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate
  Portfolio...................................................................6
  Municipal Bond Insurance (Neuberger & Berman New York Insured
  Intermediate Portfolio).....................................................7
  Overview of Each Fund.......................................................8
  Types of Municipal Obligations.............................................10
  Yield and Price Characteristics of Municipal Obligations...................13
  Investment in Taxable Securities...........................................13
  Additional Investment Information..........................................15
  Risks of Fixed Income Securities...........................................26

PERFORMANCE INFORMATION......................................................27
         Yield Calculations..................................................27
         Tax Equivalent Yield................................................28
         Total Return Computations...........................................29
         Comparative Information.............................................30
         Other Performance Information.......................................31

CERTAIN RISK CONSIDERATIONS..................................................32
         New York City.......................................................34
         New York State......................................................35
         Puerto Rico.........................................................37

TRUSTEES AND OFFICERS........................................................37

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................43
         Investment Manager and Administrator................................43
         Sub-Adviser.........................................................46
         Investment Companies Managed........................................47
         Management and Control of N&B Management............................49

DISTRIBUTION ARRANGEMENTS....................................................50

ADDITIONAL PURCHASE INFORMATION..............................................51
         Automatic Investing and Dollar Cost Averaging.......................51

ADDITIONAL EXCHANGE INFORMATION..............................................51

ADDITIONAL REDEMPTION INFORMATION............................................55
         Suspension of Redemptions...........................................55
         Redemptions in Kind.................................................55

DIVIDENDS AND OTHER DISTRIBUTIONS............................................55

ADDITIONAL TAX INFORMATION...................................................56
         Taxation of the Funds...............................................56
         Taxation of the Portfolios..........................................58
         Taxation of the Funds' Shareholders.................................60

VALUATION OF PORTFOLIO SECURITIES............................................62

PORTFOLIO TRANSACTIONS.......................................................62
         Portfolio Turnover..................................................63

REPORTS TO SHAREHOLDERS......................................................64

ORGANIZATION.................................................................64

CUSTODIAN AND TRANSFER AGENT.................................................64

INDEPENDENT AUDITORS.........................................................64

LEGAL COUNSEL................................................................64

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................64

REGISTRATION STATEMENT.......................................................65

FINANCIAL STATEMENTS.........................................................66

Appendix A..................................................................A-1
         RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER..............A-1

Appendix B..................................................................B-1

THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER....................B-1

                             INVESTMENT INFORMATION


         Each Fund is a separate series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

         Municipal Money and Municipal Securities have the following fundamental investment policy, to enable them to invest in their corresponding Portfolios:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         New York Insured Intermediate has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

         Notwithstanding any other investment policy or limitation of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

         For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets a Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.

         Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

         The fundamental investment policies and limitations of Neuberger & Berman Municipal Money and Neuberger & Berman Municipal Securities Portfolios are as follows:

         1. BORROWING. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. Neuberger & Berman Municipal Money Portfolio may not purchase commodities or contracts thereon, except that it may purchase the securities of issuers that own interests in any of the foregoing. Neuberger & Berman Municipal Securities Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Neuberger & Berman Municipal Securities Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or future contracts on physical commodities) or from investing in securities of any kind.

         3. DIVERSIFICATION. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result,
(i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. Neither Portfolio may invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to
(i) U.S. Government and Agency Securities, (ii) municipal securities, or (iii) certificates of deposit ("CDs") or bankers' acceptances issued by domestic banks.

         5. LENDING. Neither Portfolio may lend any securities or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of a portion of an issue of debt securities and (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. Neither Portfolio may issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         The non-fundamental investment policies and limitations of Neuberger & Berman Municipal Money and Neuberger & Berman Municipal Securities Portfolios are as follows:

         1. GEOGRAPHIC CONCENTRATION. Neither Portfolio will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

         2. ILLIQUID SECURITIES. Neither Portfolio may purchase any security if, as a result, more than 15% (10% in the case of Neuberger & Berman Municipal Money Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.




         3. BORROWING. Neither Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         4. LENDING.  Except for the purchase of debt securities and engaging in
repurchase  agreements,   neither  Portfolio  may  make  any  loans  other  than
securities loans.

         5. MARGIN TRANSACTIONS. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman Municipal Securities Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         The fundamental investment policies and limitations of Neuberger & Berman New York Insured Intermediate Portfolio are as follows:

         1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities. State and local governments, their agencies and instrumentalities, including multi-state agencies, are not considered part of any "industry."

         4. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of debt securities and (ii) by engaging in repurchase agreements.

         5. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         6. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

         7. UNDERWRITING. The Portfolio may not engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

         The non-fundamental investment policies and limitations of Neuberger & Berman New York Insured Intermediate Portfolio are as follows:

         1. DIVERSIFICATION. At the close of each quarter of the Portfolio's taxable year, (i) not more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to at least 50% of its total assets, not more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government and Agency Securities.

         2. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.





         3. BORROWING. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

         5. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.




Investment Approaches of Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio
--------------------------------------------------------------------------------

         Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio are managed in accordance with an investment approach developed by their sub-adviser, Neuberger & Berman, LLC ("Neuberger & Berman"), and currently used by that firm in managing taxable and tax-exempt fixed income portfolios with an aggregate value of approximately $10.5 billion. In the tax-exempt area, the approach is based, in part, on market studies that compared the yield and price volatility of short- to intermediate-term municipal obligations -- securities having maturities of five to ten years -- with the yield and price volatility of long-term municipal bonds -- securities having maturities of up to thirty years. The studies showed that municipal obligations with maturities of five to ten years have generally produced from 80% to 90% of the yield but have been subject to only one-half to two-thirds of the price volatility of 30-year municipal bonds.

         The dollar-weighted average duration of each Portfolio is actively managed and may not exceed ten years. Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, variable or floating rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. See "Investment Information -- Variable or Floating Rate Securities; Demand and Put Features." In this and other, similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Municipal Bond Insurance (Neuberger & Berman New York Insured Intermediate Portfolio)
--------------------------------------------------------------------------------

         Neuberger & Berman New York Insured Intermediate Portfolio will purchase insured bonds only if, at the time of purchase, they have the highest credit rating available from a nationally recognized statistical rating organization ("NRSRO"). For an insured bond to receive the highest credit rating, an NRSRO must rate the claims-paying ability or financial strength of the insurance company in the highest category. There is, of course, no guarantee that the insurance company will continue to receive the highest credit rating or that it will be able to meet its obligation to the Portfolio. See Appendix A for a summary of the highest ratings of Municipal Bond Insurance companies by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's").

         The Municipal Bond Insurance covering the New York Municipal Securities purchased by the Portfolio may be either new issue insurance ("New Issue Insurance") or secondary insurance ("Secondary Insurance"). New Issue Insurance is purchased by the issuer of the municipal security at the time of the original issuance of such security. Secondary Insurance may be purchased by the broker, another investor or the Portfolio after the municipal security is originally issued. Generally, the Portfolio expects to purchase New York Municipal Securities that have been insured by another party.

         The Portfolio may purchase bonds insured by AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), or any other insurance company that has received the highest credit rating from at least one NRSRO. The Portfolio may invest more than 25% of its assets in bonds insured by the same insurance company. AMBAC, FGIC and MBIA Corp. collectively hold a market share in excess of 90% of the Municipal Bond Insurance market.

         AMBAC is a wholly-owned subsidiary of AMBAC Inc. and is licensed to do business in all 50 states, the District of Columbia, and Puerto Rico. AMBAC is the successor to the business of the oldest Municipal Bond Insurance company, which wrote the first Municipal Bond Insurance policy in 1971. According to its shareholder or other reports, AMBAC is a Wisconsin-domiciled stock insurance corporation with admitted assets of approximately $2,421,000,000 (unaudited) and statutory capital of approximately $1,359,000,000 (unaudited) as of December 31, 1995. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC primarily provides New Issue Insurance.

         MBIA Corp. is a wholly-owned subsidiary of MBIA Inc. and is licensed to do business in all 50 states, the District of Columbia, Guam, the Northern Mariana Islands, the U.S. Virgin Islands, and Puerto Rico. MBIA Corp. primarily provides New Issue Insurance and Secondary Insurance. It also provides surety bonds for debt service reserve funds. MBIA Corp. also insures other types of obligations, such as asset-backed securities, debt of investor-owned utilities and municipal deposits in approved financial institutions. According to its shareholder or other reports, as of June 30, 1996, MBIA Corp. had admitted assets of $4.2 billion (unaudited), total liabilities of $2.8 billion (unaudited), and total capital and surplus of $1.4 billion (unaudited)
determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. According to its shareholder or other reports, as of December 31, 1995, MBIA Corp. had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

         FGIC is a wholly-owned subsidiary of FGIC Corporation, which is a subsidiary of General Electric Capital Corporation. FGIC is licensed to do business in all 50 states, the District of Columbia, the United Kingdom and France. FGIC is a leading insurer of municipal bonds, and also insures a variety of structured debt issues in the taxable market. According to its shareholder or other reports, as of September 30, 1996, the total capital and surplus of FGIC was approximately $1,097,000,000. Approximately 86% of the business written to date by FGIC has been Municipal Bond Insurance.

Overview of Each Fund
---------------------

         Neuberger&Berman Management offers three municipal funds - Municipal Money, Municipal Securities and New York Insured Intermediate. Through their Portfolios, these Funds invest in municipal securities. These Funds are oriented to investors who seek to benefit from the tax-advantaged status of municipal bonds. (Each Fund may invest in securities whose income is subject to the federal alternative minimum tax.)

         We take a similar approach to the management of all three Funds' Portfolios. Investments are made in municipal bond sectors that offer higher yield than other sectors with what we believe is appropriate risk. Within the sectors, we seek individual securities that offer attractive income as well as liquidity appropriate to the Fund. The duration of the Portfolios is managed in order to protect principal in difficult environments and actively manage the Portfolios to provide a high level of tax-exempt income. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

Neuberger&Berman Municipal Money Fund
-------------------------------------

         Municipal  Money  is  invested  in  order to  provide  maximum  current tax-exempt income while seeking to maintain a constant one dollar net asset value. Through its Portfolio, this Fund invests in high quality, short-term municipal securities that are selected based upon their perceived ability to provide high current income consistent with safety and liquidity. Since this portfolio invests exclusively in short-term municipal securities, its shareholders avoid the market fluctuations and risk that come with investment in longer-term municipal bonds, while receiving dividends that are exempt from federal income tax.




Neuberger&Berman Municipal Securities Trust
-------------------------------------------

         Municipal Securities seeks to maximize total return on a risk-adjusted basis by generating high tax-exempt current income and investing strategically in short-to-intermediate maturities. Our studies have shown that municipal portfolios of up to ten years in duration deliver a significant portion of the income and performance of longer, more volatile issues. As we focus on this intermediate area of the market, we also seek to increase returns through sector diversification. Sectors utilized include pre-refunded bonds, general obligation issues and essential service revenue bonds such as water and sewer authorities. In addition, we selectively choose among Housing Authority, health care and pollution control revenue issues. In order to further reduce risk, all the securities we purchase are of at least investment grade. In addition, we actively manage the Portfolio's duration with the objective of protecting principal, and enhancing total return through capital appreciation. The maximum average duration of the Portfolio is ten years.

Neuberger&Berman New York Insured Intermediate Fund
---------------------------------------------------

         New York Insured Intermediate seeks to provide investors with a high level of income that is exempt from Federal income tax and New York State and New York City personal income taxes. In order to provide investors with the highest degree of safety of principal, at least 65% of the Portfolio's value will be invested in securities that are rated in the highest investment grades and additionally have coupon and principal payments that are guaranteed by insurance companies. The balance of the issues will be investment grade issues that may or may not be insured. We actively seek out issues that, because of supply and demand considerations, offer better yield than other municipal issues of comparable quality. Sectors held in the Portfolio will include revenue bonds, general obligation issues, hospital authority issues, and industrial revenue bonds. Similar to our Municipal Securities, this Fund invests in a Portfolio of securities that has a maximum average duration of ten years. In addition, the Portfolio's average duration is actively managed with the intention of controlling risk and providing the possibility of capital appreciation.

Types of Municipal Obligations
------------------------------

         The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued. Except as otherwise provided in the Prospectus and this SAI, the Portfolios' investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which each Portfolio invests in various types of municipal obligations will vary from time to time.

         General Obligation Bonds. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

         Revenue Bonds. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral commitment" of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

         Most industrial development bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

         Municipal Lease Obligations (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Portfolio will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Portfolio a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Portfolio. start here

         Municipal Notes.  Municipal notes include the following:

               1. Project notes are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are the primary obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the U.S. as additional security.

               2. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as income, sales, use, and business taxes, and are payable from these future revenues.

               3. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

               4.  Bond  anticipation   notes  are  issued  to  provide  interim
financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

               5. Construction loan notes are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or the Government National Mortgage Association ("GNMA").

               6. Tax-exempt commercial paper is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

               7. Pre-refunded and "escrowed" municipal bonds are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities. The Portfolios can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

         Tender Option Bonds (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. N&B Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

Yield and Price Characteristics of Municipal Obligations
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         Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

         Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Portfolio's investments, whereas a decline in interest rates generally will increase that value. The ability of each Portfolio to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Portfolios invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

Investment in Taxable Securities
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         The types of taxable securities in which each Portfolio temporarily may invest are limited to the following short-term fixed income securities, with maturities of one year or less from the time of purchase:


         U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government and Agency Securities are direct obligations of the U.S. Government, or its agencies and instrumentalities, such as the GNMA, Fannie Mae, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association and Tennessee Valley Authority. Many agency securities are not backed by the full faith and credit of the United States.

         BANKING SECURITIES. The Portfolios may invest in banking obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by U.S. commercial banks. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

         A Portfolio may invest in securities issued by a U.S. commercial bank only if (1) the bank has total assets of at least $1,000,000,000, (2) the bank is on N&B Management's approved list, and (3) its deposits are insured by the Federal Deposit Insurance Corporation.


         REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into such a repurchase agreement if, as a result, more than

15% (or 10% in the case of Neuberger & Berman Municipal Money Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, except that Neuberger & Berman Municipal Money Portfolio may invest only in repurchase agreements with respect to securities rated in the highest rating category by S&P, Moody's, or any other NRSRO, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


         SECURITIES LOANS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

         Swap Agreements (Neuberger & Berman Municipal Securities Portfolio and New York Insured Intermediate Portfolio). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid high-grade debt securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

Additional Investment Information

         The Portfolios' investments in municipal obligations and taxable securities may take the form of the following types of investments:

         Variable or Floating Rate Securities; Demand and Put Features. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.

         The Adjustable Rate Securities in which the Portfolios invest are municipal obligations which frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by municipal bond insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Neither Neuberger & Berman Municipal Money Portfolio nor Neuberger & Berman Municipal Securities Portfolio may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, Neuberger & Berman Municipal Securities Portfolio excludes securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit.

         A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

         In calculating its dollar-weighted average maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

         Purchases with a Standby Commitment to Repurchase. When a Portfolio purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Portfolio that terminates if the Portfolio sells the obligations to a third party.

         The Portfolios may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Portfolio's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Portfolio may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

         Although none of the Portfolios currently intends to invest in standby commitments, each reserves the right to do so. No Portfolio will invest in standby commitments unless it receives an opinion of counsel or a ruling of the Internal Revenue Service ("Service") satisfactory to the Portfolio Trustees that the interest earned by the Portfolio on municipal obligations subject to a standby commitment will be exempt from federal income tax. No Portfolio will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Portfolio will do so only to facilitate portfolio liquidity. By enabling a Portfolio to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Portfolio to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

         Standby commitments are valued at zero in determining net asset value ("NAV"). The maturity or duration of municipal obligations purchased by a Portfolio is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Portfolio's investment portfolio.

         PARTICIPATION INTERESTS. The Portfolios may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined to be creditworthy. A Portfolio has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid loss when the underlying municipal obligations are in default. Although no Portfolio currently intends to acquire participation interests, each reserves the right to do so in the future. No Portfolio will purchase participation interests unless it receives an opinion of counsel or a ruling of the Service satisfactory to the Portfolio Trustees that interest earned by the Portfolio on municipal obligations in which it holds participation interests is exempt from federal income tax.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

         Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities are illiquid, purchases thereof will be subject to each Portfolio's 15% (or 10% in the case of Neuberger & Berman Municipal Money Portfolio) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


         WHEN-ISSUED TRANSACTIONS. Each Portfolio may purchase securities on a when-issued basis. These transactions involve a commitment by a Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued transactions enable a Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.


         The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

         A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

         When a Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash, or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. None of the Portfolios currently expects to enter into reverse repurchase agreements or borrow money.

         ZERO COUPON SECURITIES. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the securities, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount") must be taken into account ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued tax-exempt original issue discount) to its shareholders each year for income tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."


         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having the same or similar maturities and credit quality.


         Futures Contracts and Options Thereon (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios may purchase and sell Futures Contracts and options thereon in an attempt to hedge against changes in the prices of municipal obligations and other securities resulting from changes in prevailing interest rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in Futures and options thereon as a duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities.

         A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

         U.S. Futures are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.

         "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

         Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and option positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

         Put and Call Options (Neuberger & Berman New York Insured Intermediate Portfolio). Neuberger & Berman New York Insured Intermediate Portfolio may write and purchase put and call options on municipal securities and other securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

         The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

         When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date, if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

         When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

         The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         Regulatory Limitations on Using Futures, Options on Futures, and Options on Securities (collectively, "Hedging Instruments") (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). To the extent a Portfolio sells or purchases Futures
Contracts and/or writes options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


         Cover for Hedging Instruments (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures or option strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures or options position; this inability may result in a loss to the Portfolio.


         General Risks of Hedging Instruments (Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in the prices of the securities held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging

Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


         Neuberger & Berman Municipal Securities and Neuberger & Berman New York Insured Intermediate Portfolios' use of Hedging Instruments may be limited by provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each of those Portfolios must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."




Risks of Fixed Income Securities

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that Neuberger & Berman Municipal Securities or Neuberger & Berman New York Insured Intermediate Portfolio's holdings of securities that are below investment grade will not exceed 5% of its net assets. With respect to Neuberger & Berman Municipal Money Portfolio, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.


                            PERFORMANCE INFORMATION

         Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of Municipal Securities and New York Insured Intermediate will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations

         Municipal Money may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's current yield is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

         The effective yield of Municipal Money is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

       Effective Yield = [(Base Period Return + 1)365/7[SUPERSCRIPT]] - 1


         For the seven calendar days ended October 31, 1996, the current yield and effective yield of Municipal Money were 2.84% and 2.88%, respectively.

         Each of Municipal Securities and New York Insured Intermediate may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment. For the 30-day period ended October 31, 1996, the annualized yields of Municipal Securities and New York Insured Intermediate were 4.14% and 4.16%, respectively.

Tax Equivalent Yield

         Each of Municipal Money and Municipal Securities may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (currently 39.6%) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. Tax equivalent yield is calculated according to the following formula:

                  Tax Equivalent Yield  =    Y1  +  Y2
                                            ----
                                            1-MR

where Y1 equals that portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

         For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum tax rate is 39.6%, the computation is:

              4% / (1 - .396) = 4 / .604 = 6.62% Tax Equivalent Yield


In this example, the after-tax yield will be lower than the 4% tax-free investment if available taxable yields are below 6.62%; conversely, the taxable investment will provide a higher after-tax yield, when taxable yields exceed 6.62%. The tax equivalent current yield and tax-equivalent effective yield of Municipal Money for the 7-day period ended October 31, 1996, were 4.70% and 4.81%, respectively. The tax-equivalent yield of Municipal Securities for the 30-day period ended that date was 6.85%, assuming a marginal tax rate of 39.6%.


         The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.

         New York Insured Intermediate also may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rates of federal individual, and New York State and New York City personal, income taxes (currently totaling 46.7%) would have had to receive in order to realize the same level of after-tax yield that an investment in the Fund produced. This tax-equivalent yield is calculated by dividing the Fund's yield (calculated as described above) by the decimal resulting from subtracting the combined maximum income tax rate from one.


                  For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum combined tax rate is 46.7%, the computation is:


          4 / (1 - .467) = 4 / .533 = 7.50% Tax-Equivalent Yield


In this example, the after-tax yield will be higher from the 4% tax-free investment if available taxable yields are below 7.50%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 7.50%. This example assumes that all of the Fund's dividends are exempt from federal income tax and New York State and New York City personal income taxes.


         The tax-equivalent yield of New York Insured Intermediate for the 30-day period ended October 31, 1996 was 7.80%, assuming a combined tax rate of 46.7%.

Total Return Computations

         Municipal Securities and New York Insured Intermediate may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P (1+T)n[SUPERSCRIPT] = ERV

Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

         For the one- and five-year periods ended October 31, 1996, and the period from July 9, 1987 (commencement of operations) through October 31, 1996, the average annual total returns for Municipal Securities and its predecessor were +3.92%, +5.82%, and +6.39%, respectively. If an investor had invested $10,000 in that predecessor's shares on July 9, 1987, and had reinvested all distributions and income dividends, the NAV of that investor's holdings would have been $17,813 on October 31, 1996.


         For the one-year period ended October 31, 1996 and for the period from February 1, 1994 (commencement of operations) to October 31, 1996 the average annual total returns for New York Insured Intermediate were +3.58% and +4.04%, respectively. If an investor had invested $10,000 in Fund shares on February 1, 1994, and had reinvested all distributions, the NAV of that investor's holdings would have been $11,150 on October 31, 1996.

         N&B Management has reimbursed the Funds and, in the case of Municipal Securities, its predecessor for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return.

Comparative InformationComparative Information

                  From time to time each Fund's performance may be compared with:

         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


         (2) recognized bond, stock, and other indices such as the Municipal Bond Buyers Indices (and other indices of municipal obligations), Shearson Lehman Bond Index, the Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

                  Each Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

         Municipal Money's performance may be compared with the IBC/Donoghue's Tax-Free General Purpose Money Market Funds average.

         Municipal Securities' and New York Insured Intermediate's performance may be compared with the Lehman Brothers 3-year G.O. and 5-year G.O. Bond Indices, 3-year and 5-year general obligation bonds, and the Lipper Intermediate Municipal Debt Funds category.

         In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

         Evaluations of the Funds' performance, and their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information

         From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

         Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

         Information relating to how much you would have to earn with a taxable investment in order to match the tax-exempt yield of a municipal bond fund also may be included in Advertisements. The chart below illustrates this.

Federal Tax Bracket            31.0%            36.0%          39.6%

Municipal Bond Yield           4.0%             4.0%           4.0%

Equivalent Taxable Yield       5.8%             6.3%           6.6%

         Information regarding the effects of automatic investing and systematic withdrawal plans, and investing at market highs and/or lows also may be included in Advertisements, if appropriate.


         From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investment: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.



                          CERTAIN RISK CONSIDERATIONS

         A Fund's investment in its corresponding Portfolio may be affected by the actions of other larger investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective. Each Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

         The ratings of New York Municipal Securities and other municipal securities by S&P, Moody's, and other NRSROs, as well as their ratings of municipal bond insurers, represent their opinions as to the quality of municipal obligations and companies they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal obligations with the same maturity, duration, coupon, and rating may have different yields. There are variations in municipal obligations and in bond insurers, both within a particular classification and between classifications. These variations result from numerous factors, each of which could affect the obligation's or insurer's rating. See Appendix A to this SAI for ratings by S&P and Moody's of municipal obligations and claims-paying ability or financial strength of municipal bond insurers.

         Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration in the future. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information by recently amending Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

         The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations. In addition, there have been lawsuits challenging the issuance of pollution control revenue bonds and certain general obligation bonds of New York City and the validity of their issuance under state or federal law that could ultimately affect the validity of such bonds or the tax-free nature of the interest thereon.

         The Tax Reform Act of 1986 eliminated the federal income tax exemption for interest on certain municipal obligations and, as a result, has affected the availability of municipal obligations for investment by each Portfolio. There can be no assurance that similar legislation affecting the tax-exempt status of other municipal obligations will not be enacted in the future. In the event such legislation is enacted, each Fund and its corresponding Portfolio will reevaluate its investment objective, policies and limitations.

         The following information as to certain New York City ("City"), New York State ("State"), and Puerto Rico risk factors is given to investors in view of the policy of Neuberger & Berman New York Insured Intermediate Portfolio of concentrating its investments in New York Municipal Securities. Such information constitutes only a brief discussion, does not purport to be a complete description, and is based on information from sources believed to be reliable, including official statements relating to securities offerings of the State and municipal issuers, and periodic publications by national ratings organizations. Such information, however, has not been independently verified by Neuberger & Berman New York Insured Intermediate Fund or Portfolio.

New York City

         The City faces potential economic problems which could seriously affect its ability to meet its financial obligations.

         The national economic downturn which began in July 1990 adversely affected the City's economy, which had been declining since late 1989. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and the City's current four-year financial plan assumes that moderate growth will continue through calendar year 2000.


         For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget, as required by New York State law, without additional tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

         Pursuant to the New York State Financial Emergency Act for the City of New York (the "Financial Emergency Act" or the "Act"), the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City submitted to the New York State Financial Control Board ("Control Board") on June 21, 1996 a financial plan for the 1997 through 2000 fiscal years (the "Financial Plan") which was subsequently modified on November 14, 1996 to reflect  actual  receipts and  expenditures  since the release of the  Financial
Plan. A further modification to the Financial Plan for the City's 1997 through 2000 fiscal years is expected to be published shortly. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and meet its annual cash flow and financing requirements.


         From 1975 to 1986, the City's financial condition was subject to oversight and review by the Control Board. As of 1986, the Control Board's supervisory power was suspended due to the City's satisfaction of certain statutory conditions required under the Financial Emergency Act. The City is still required to submit its four-year financial plan to the Control Board for the Control Board's limited review until the expiration of the Financial Emergency Act on July 1, 2008.


         In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, S&P revised downward its rating in City general obligation bonds from A- to BBB+. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991, to Baa1. Since July 15, 1993, Fitch has rated City bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative.

New York State




         The State's 1996-1997 Financial Plan is projected to be balanced on a cash basis. The State issued its first update to the cash-basis 1996-1997 State Financial Plan on October 25, 1996, reflecting a continued balance in the State's 1996-1997 Financial Plan with a reserve for contingencies in the General Fund of $300 million. This reserve will be utilized to help affect a variety of potential risks and other unexpected contingencies the State may face during the balance of the 1996-1997 fiscal year. The State Division of the Budget, however, cautioned that these projections were subject to various risks, including state and national economic forecasts and recently adopted federal welfare legislation.


         The Governor is required to submit a balanced budget to the State Legislature and has indicated he will close any potential imbalance in the 1997-1998 Financial Plan primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. It is expected that the State's 1997-1998 Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives. The Division of the Budget intends to update the State Financial Plan upon release of the 1997-1998 Executive Budget. The Governor has not yet submitted a proposed budget for the State's 1997-1998 fiscal year. There can be no assurances that the Budget will be enacted before April 1, 1997.


         The State Financial Plan is comprised of four governmental funds, of which the General Fund is the largest. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-1997 fiscal year, the General Fund is expected to account for approximately 47 percent of total Governmental Funds disbursements and 71 percent of total State Funds disbursements.


         Based on the revised economic outlook and actual receipts for the first six months of 1996-1997, projected General Fund receipts for the 1996-1997 State fiscal year have been increased by $240 million. Most of this projected increase is in the yield of the personal income tax ($241 million), with additional increases now expected in business taxes ($124 million) and other tax receipts ($49 million). Projected collections from user taxes and fees have been revised downward slightly ($5 million).


         The projected closing fund balance in the General Fund is $337 million and reflects a balance of $252 million in the Tax Stabilization Reserve Fund (following a payment of $15 million during the current fiscal year) and a deposit of $85 million to the Contingency Reserve Fund.


         There can be no assurance that the State's economy will not experience worse-than-predicted results in the 1996-1997 fiscal year, or that the State will not face substantial budget gaps in the future. Such incidents could cause material and adverse effects on the State's projections of receipts and disbursements.

         New York State's economy is expected to expand modestly through the second half of 1996 with employment, wages and incomes continuing their modest rise. State personal income is projected to increase by 5.2% in 1996 and 4.7% in 1997.

         Certain State agencies and local governments require State assistance to meet their financial obligations. The ability of the State to meet its own obligations or to obtain additional financing could be adversely affected if there is an increased need for assistance by State agencies and local governments.

         On June 6, 1990, Moody's changed its ratings on all of the State's outstanding general obligation bonds from A1 to A. On March 26, 1990 and January 13, 1992, S&P changed its ratings on all of the State's outstanding general obligation bonds from AA- to A and from A to A-, respectively.

Puerto Rico

         The economy of Puerto Rico is closely linked with that of the U.S. and will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar, the price stability of oil imports, and interest rates. Businesses have enjoyed a federal tax advantage from locating certain of their operations in Puerto Rico. However, this program will be phased out over the next several years, with uncertain effect on the Puerto Rican economy.


                             TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.




 Name, Address                   Positions Held           Principal
 and Age(1)                      With the Trusts          Occupation(s) (2)
 ----------                      ---------------          -----------------

John Cannon (67)                 Trustee of each Trust    President,     AMA    Investment
CDC Associates, Inc.                                      Advisers,    Inc.    (registered
620 Sentry Parkway                                        investment   adviser)   (1976  -
Suite 220                                                 1991); Senior Vice President AMA
Blue Bell, PA  19422                                      Investment Advisers, Inc. (1991-
                                                          1993);  President  of AMA Family
                                                          of Funds (investment  companies)
                                                          (1976  -  1991);   Chairman  and
                                                          Chief Investment  Officer of CDC
                                                          Associates,   Inc.   (registered
                                                          investment   adviser)   (1993  -
                                                          present)




 Name, Address                   Positions Held           Principal
 and Age(1)                      With the Trusts          Occupation(s) (2)
 ----------                      ---------------          -----------------

Stanley Egener* (62)             Chairman  of  the        Principal of Neuberger & Berman;
                                 Board, Chief Executive   President    and   Trustee   and
                                 Officer, and Trustee     Director   of  N&B   Management;
                                 of each Trust            Chairman  of  the  Board,  Chief
                                                          Executive Officer and Trustee of
                                                          eight  other  mutual  funds  for
                                                          which  N&B  Management  acts  as
                                                          investment       manager      or
                                                          administrator.

Theodore P. Giuliano* (44)       President and            Principal of Neuberger & Berman;
                                 Trustee of each          Vice  President  and Director of
                                 Trust                    N&B  Management;  President  and
                                                          Trustee of one other mutual fund
                                                          for which N&B Management acts as
                                                          administrator.

Barry Hirsch (63)                Trustee of each          Senior  Vice  President,  Secre-
Loews Corporation                Trust                    tary,  and  General  Counsel  of
667 Madison Avenue                                        Loews  Corporation  (diversified
7th Floor                                                 finan- cial corporation).
New York, NY  10021

Robert A. Kavesh (69)            Trustee of each Trust    Professor    of   Finance    and
110 Bleecker Street                                       Economics  at  Stern  School  of
Apt. 24B                                                  Business,  New York  University;
New York, NY 10012                                        Director  of  Del  Laboratories,
                                                          Inc. and Greater New York Mutual
                                                          Insurance Co.

William E. Rulon (64)           Trustee of each Trust     Retired.  Senior Vice  President
Foodmaker, Inc.                                           of Foodmaker, Inc. (operator and
1761 Hotel Circle So.                                     franchiser of restaurants) until
San Diego, CA 92108                                       January   1997;   Secretary   of
                                                          Foodmaker, Inc. until July 1996.

Candace L. Straight (49)        Trustee of each Trust     Private  investor and consultant
578 E. Passaic  Avenue                                    specializing  in  the  insurance
Bloomfield, NJ 07003                                      industry;  Principal  of  Head &
                                                          Company,  LLC (limited liability
                                                          company   providing   investment
                                                          banking and consulting  services
                                                          to the insurance industry) until
                                                          March 1996; President of Integon
                                                          Corporation  (marketer  of  life
                                                          insurance,     annuities,    and
                                                          property       and      casualty
                                                          insurance),  1990-1992; Director
                                                          of Drake  Holdings  (U.K.  motor
                                                          insurer) until June 1996.



 Name, Address                   Positions Held           Principal
 and Age(1)                      With the Trusts          Occupation(s) (2)
 ----------                      ---------------          -----------------

Daniel J. Sullivan (57)         Vice President of         Senior  Vice  President  of  N&B
                                each Trust                Management   since  1992;  prior
                                                          thereto,  Vice  President of N&B
                                                          Management;  Vice  President  of
                                                          eight  other  mutual  funds  for
                                                          which  N&B  Management  acts  as
                                                          investment       manager      or
                                                          administrator.

Michael J. Weiner (49)          Vice President and        Senior  Vice  President  of  N&B
                                Principal Financial       Management since 1992; Treasurer
                                Officer of each           of N&B  Management  from 1992 to
                                Trust                     1996;   prior   thereto,    Vice
                                                          President  and  Treasurer of N&B
                                                          Management   and   Treasurer  of
                                                          certain  mutual  funds for which
                                                          N&B    Management    acted    as
                                                          investment     adviser;     Vice
                                                          President      and     Principal
                                                          Financial Officer of eight other
                                                          mutual   funds   for  which  N&B
                                                          Management  acts  as  investment
                                                          manager or administrator.

Claudia A. Brandon (40)         Secretary of each         Vice     President     of    N&B
                                Trust                     Management;  Secretary  of eight
                                                          other mutual funds for which N&B
                                                          Management  acts  as  investment
                                                          manager or administrator.


Richard Russell (50)            Treasurer and             Vice President of N&B Management
                                Principal Accounting      since 1993;  Accounting  Officer
                                Officer of each           of  each  Trust  prior  thereto,
                                Trust                     Assistant  Vice President of N&B
                                                          Management;  Treasurer and Prin-
                                                          cipal   Accounting   Officer  of
                                                          eight  other  mutual  funds  for
                                                          which  N&B  Management  acts  as
                                                          investment       manager      or
                                                          administrator.




 Name, Address                   Positions Held           Principal
 and Age(1)                      With the Trusts          Occupation(s) (2)
 ----------                      ---------------          -----------------

Stacy Cooper-Shugrue (33)       Assistant Secre-          Assistant  Vice President of N&B
                                tary of each Trust        Management   Trust  since  1993;
                                                          prior  thereto,  employee of N&B
                                                          Management;  Assistant Secretary
                                                          of eight other  mutual funds for
                                                          which  N&B  Management  acts  as
                                                          investment       manager      or
                                                          administrator.

C. Carl Randolph (59)           Assistant Secretary       Principal  of Neuberger & Berman
                                of each Trust             since 1992; Trust prior thereto,
                                                          employee of  Neuberger & Berman;
                                                          Assistant   Secretary  of  eight
                                                          other mutual funds for which N&B
                                                          Management  acts  as  investment
                                                          manager    or     administrator.


Barbara DiGiorgio (38)          Assistant Treasurer       Assistant Vice
                                of each Trust             President   of  N&B   Management
                                                          since 1993; prior thereto,
                                                          employee   of  N&B   Management;
                                                          Assistant   Treasurer  of  eight
                                                          other mutual funds for which N&B
                                                          Management  acts  as  investment
                                                          manager    or     administrator.

Celeste Wischerth (36)          Assistant Treasurer       Assistant  Vice President of N&B
                                of each Trust             Management   since  1994;  prior
                                                          thereto, employee of N&B Manage-
                                                          ment;   Assistant  Treasurer  of
                                                          eight  other  mutual  funds  for
                                                          which  N&B  Management  acts  as
                                                          investment       manager      or
                                                          administrator.





--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.

         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


         For the fiscal year ended October 31, 1996, trustees' fees and expenses aggregating $30,039, $15,163 and $11,290 were paid and accrued by Neuberger & Berman Municipal Money Fund and Portfolio, Neuberger & Berman Municipal Securities Trust and Portfolio, and Neuberger & Berman New York Insured Intermediate Fund and Portfolio, respectively, to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.




         The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/96

                                                      Total Compensation
                                                      from Trusts in the
                              Aggregate               Neuberger & Berman
Name and Position         Compensation from           Funds to Complex
with the Trust                the Trust               Paid to Trustees
-----------------         ------------------         --------------------

John Cannon                   $14,758            $31,000
Trustee                                          (2 other investment companies)

Charles DeCarlo               $17,222            $35,000
Trustee (retired 12/96)                          (2 other investment companies)

                                                      Total Compensation
                                                      from Trusts in the
                              Aggregate               Neuberger & Berman
Name and Position         Compensation from           Funds to Complex
with the Trust                the Trust               Paid to Trustees
-----------------         ------------------         --------------------

Stanley Egener                  $ 0              $     0
Chairman of the Board,                           (9 other investment companies)
Chief Executive
Officer, and Trustee

Theodore P. Giuliano            $ 0              $     0
President and Trustee                            (2 other investment companies)

Barry Hirsch                  $17,468            $35,500
Trustee                                          (2 other investment companies)

Robert A. Kavesh              $14,758            $31,000
Trustee                                          (2 other investment companies)

Harold R. Logan               $15,005            $30,500
Trustee (retired 12/96)                          (2 other investment companies)

William E. Rulon              $15,005            $30,500
Trustee                                          (2 other investment companies)

Candace L. Straight           $14,758            $30,500
Trustee                                          (2 other investment companies)


         At January 14, 1997, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Municipal Money. As of that date, such trustees and officers, as a group, owned 3.00% and 11.03% of Municipal Securities and New York Insured Intermediate, respectively.


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator

         Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman New York Insured Intermediate Portfolio) on July 2, 1993, and by the holders of the interests in Neuberger & Berman New York Insured Intermediate Portfolio on February 1, 1994. Neuberger & Berman New York Insured Intermediate Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on September 30, 1993, and became subject to it on February 1, 1994.

         The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

         N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

         N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust dated July 2, 1993 ("Administration Agreement"). New York Insured Intermediate was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on September 30, 1993, and became subject to it on February 1, 1994. For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

         Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

         From time to time, N&B Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

         For the fiscal years ended October 31, 1996, 1995, and 1994, (1) Municipal Securities accrued advisory or management and administration fees of $215,161, $225,079, and $407,968, respectively, and (2) Municipal Money Fund accrued advisory or management and administration fees of $832,011, $772,483, and $823,482, respectively. For the fiscal years ended October 31, 1996 and 1995 and the fiscal period from February 1, 1994 (commencement of operations) through October 31, 1994, New York Insured Intermediate accrued management and administration fees of $52,745, $58,306 and $56,483, respectively.


         As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse each of Municipal Securities and New York Insured Intermediate for its Operating Expenses (including fees under the Administration Agreement) and the pro rata share of its corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate 0.65% per annum of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1996, 1995, and 1994, Municipal Securities was reimbursed for its expenses in the amounts of $160,411, $145,086, and $140,055, respectively. For the fiscal years ended October 31, 1996 and 1995 and the fiscal period ended October 31, 1994, N&B Management reimbursed New York Insured Intermediate $133,004, $134,191, and $100,692, respectively.


         Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. Before February 1, 1994, the monthly fee paid by Municipal Money and Municipal Securities to N&B Management was calculated at an annual rate of $6.00 per shareholder account. For the period November 1, 1994 to April 30, 1995 and for the fiscal year ended October 31, 1994, Municipal Money paid $15,415, and $26,499, respectively, and Municipal Securities paid $4,376, and $12,704, respectively, for these services. For the fiscal period ended October 31, 1994 and for the period from November 1, 1994 to April 30, 1995, New York Insured Intermediate paid $2,257 and $1,226, respectively, for these services.

         The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

         The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser

         N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman New York Insured Intermediate Portfolio) on July 2, 1993 and by the holders of the interests in Neuberger & Berman New York Insured Intermediate Portfolio on February 1, 1994. Neuberger & Berman New York Insured Intermediate Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on September 30, 1993, and became subject to it on February 1, 1994.

         The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.

         The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

         Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed

         N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1996, these companies, along with one other investment company advised by Neuberger & Berman, had aggregate net assets of approximately $15.2 billion, as shown in the following list:

                                                                Approximate
                                                                Net Assets at
Name                                                           December 31,1996

Neuberger & Berman Cash Reserves Portfolio......................   $499,989,187
   (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio..................   .$402,843,399
   (investment portfolio for Neuberger & Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio.................$272,342,178
   (investment  portfolio for  Neuberger & Berman  Limited  Maturity
   Bond Fund and  Neuberger & Berman  Limited Maturity Bond Trust)

Neuberger & Berman Ultra Short Bond Portfolio......................$ 89,819,435
   (investment  portfolio  for  Neuberger & Berman Ultra Short
   Bond Fund and Neuberger & Berman Ultra Short Bond Trust)

Neuberger & Berman Municipal Money Portfolio.......................$135,494,410
   (investment portfolio for Neuberger & Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio..................$ 38,634,808
   (investment portfolio for Neuberger & Berman Municipal Securities Trust)

Neuberger & Berman New York Insured Intermediate
   Portfolio ......................................................$  9,877,137
   (investment portfolio for Neuberger & Berman New York Insured
    Intermediate Fund)

Neuberger & Berman Focus Portfolio...............................$1,260,252,029
   (investment  portfolio  for  Neuberger & Berman Focus Fund,
   Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

Neuberger & Berman Genesis Portfolio.............................$  398,343,946
   (investment  portfolio for Neuberger & Berman Genesis Fund,
   Neuberger & Berman Genesis Trust, and Neuberger & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio........................... $7,071,702,448
   (investment portfolio for Neuberger & Berman Guardian Fund,
   Neuberger & Berman Guardian Trust, and Neuberger & Berman
   Guardian Assets)

Neuberger & Berman International Portfolio.......................$   73,377,704
   (investment portfolio for Neuberger & Berman International Fund)

Neuberger & Berman Manhattan Portfolio...........................$  574,606,109
   (investment portfolio for Neuberger & Berman Manhattan
   Fund, Neuberger & Berman Manhattan Trust, and Neuberger &
   Berman Manhattan Assets)

                                                                Approximate
                                                                Net Assets at
Name                                                           December 31,1996

Neuberger & Berman Partners Portfolio............................$2,405,865,742
   (investment portfolio for Neuberger & Berman Partners Fund,
   Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive
   Portfolio  ...................................................$  188,366,394
   (investment portfolio for Neuberger & Berman Socially
   Responsive Fund and Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust (six series).............................$1,695,378,078



         In addition, Neuberger & Berman serves as investment adviser to one investment company, Plan Investment Fund, with assets of $70,276,858 at December 31, 1996.


         The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


         There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

Management and Control of N&B Management

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President Robert Conti, Treasurer; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice
President;  Ellen  Metzger,  Vice President and  Secretary;  Paul Metzger,  Vice
President; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President, Thomas Wolfe, Robert Conti, Treasurer; Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Assistant Vice President; and Celeste Wischerth, Assistant Vice President, KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Risen, Simons and Sundman and Mmes. Prindle and Vale are principals of Neuberger & Berman.


         Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                           DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

         The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                        ADDITIONAL PURCHASE INFORMATION

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

         Shareholders may arrange to have a fixed amount automatically invested in shares of Municipal Securities or New York Insured Intermediate each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B
Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

         Automatic investing enables a shareholder in Municipal Securities and New York Insured Intermediate to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than it would be if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                        ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Equity or Income Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS
------------

Neuberger & Berman                Seeks long-term capital  appreciation  through
Focus Fund                        investments   principally   in  common  stocks
                                  selected  from  13   multi-industry   economic
                                  sectors.  The  corresponding  portfolio uses a
                                  value-oriented  approach to select  individual
                                  securities and then focuses its investments in
                                  the  sectors in which the  undervalued  stocks
                                  are clustered.  Through this approach,  90% or
                                  more  of  the   portfolio's   investments  are
                                  normally made in not more than six sectors.

Neuberger & Berman                Seeks capital appreciation through investments
Genesis Fund                      primarily in common  stocks of companies  with
                                  small market capitalizations (i.e., up to $1.5
                                  billion)  at  the  time  of  the   Portfolio's
                                  investment. The corresponding portfolio uses a value-oriented approach to the selection of individual securities.

Neuberger & Berman                Seeks capital appreciation through investments
Guardian Fund                     primarily     in     common      stocks     of
                                  long-established,  high-quality companies that
                                  N&B Management believes are well-managed.  The
                                  corresponding  portfolio uses a value-oriented
                                  approach  to  the   selection  of   individual
                                  securities. Current income is a secondary objective. The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

Neuberger & Berman                Seeks long-term capital  appreciation  through
International Fund                investments   primarily   in   a   diversified
                                  portfolio  of  equity  securities  of  foreign
                                  issuers.   Assets  will  be  allocated   among
                                  economically mature countries and emerging industrialized countries.

Neuberger & Berman                Seeks capital appreciation,  without regard to
Manhattan fund                    income,   through  investments   generally  in
                                  securities    of    small-,    medium-,    and
                                  large-capitalization    companies   that   N&B
                                  Management believes have the maximum potential
                                  for  increasing  total NAV. The  corresponding
                                  portfolio's  "growth  at a  reasonable  price"
                                  investment approach involves greater risks and
                                  share  price  volatility  than  programs  that
                                  invest   in    securities    thought   to   be
                                  undervalued.

Neuberger & Berman                Seeks  capital  growth  through an  investment
Partners Fund                     approach that is designed to increase  capital
                                  with reasonable  risk. Its investment  program
                                  seeks  securities  believed to be  undervalued
                                  based  on  strong  fundamentals  such as a low
                                  price-to-earnings ratio, consistent cash flow,
                                  and the  company's  track  record  through all
                                  parts of the market cycle.  The  corresponding
                                  portfolio uses the  value-oriented  investment
                                  approach  to  the   selection  of   individual
                                  securities.

Neuberger & Berman                Seeks long-term capital  appreciation  through
Socially Responsive Fund          investments   primarily   in   securities   of
                                  companies that meet both financial and social criteria.

INCOME FUNDS
------------

Neuberger & Berman                A U.S.  Government  money  market fund seeking
Government Money Fund             maximum  safety and  liquidity and the highest
                                  available  current income.  The  corresponding
                                  portfolio   invests  only  in  U.S.   Treasury
                                  obligations and other money market instruments backed by the full faith and credit of the United States. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger & Berman                A  money   market  fund  seeking  the  highest
Cash Reserves                     current  income  consistent  with  safety  and
                                  liquidity. The corresponding portfolio invests in high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger & Berman                Seeks  current  income,  with  minimal risk to
Ultra Short Bond Fund             principal  and  liquidity.  The  corresponding
                                  portfolio invests in money market  instruments
                                  and  investment   grade  debt   securities  of
                                  government and non-government issuers. Maximum dollar-weighted average duration of two years.

Neuberger & Berman                Seeks the highest  current  income  consistent
Limited Maturity Bond             with low risk to principal and liquidity;  and
Fund                              secondarily,  total return.  The corresponding
                                  portfolio    invests   in   debt   securities,
                                  primarily investment grade; maximum 10% below investment grade, but no lower than B.1/
                                  Maximum dollar-weighted average duration of four years.


_____________________________

1/ As rated by Moody's or S&P or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality.

         Any Fund described herein, and any of the Other N&B Funds, may terminate or modify its exchange privilege in the future.

         Fund shareholders who are considering exchanging shares into any of the Equity or Income Funds should note that (1) like the Funds, the Income Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Income Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


         There can be no assurance that Municipal Money, Neuberger & Berman Cash Reserves, or Neuberger & Berman Government Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

         The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind

         Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                       DIVIDENDS AND OTHER DISTRIBUTIONS

         Each  Fund   distributes   to  its   shareholders   amounts   equal  to
substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund) and any net realized capital gains (both long-term and short-term) earned by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include net realized or unrealized capital gains and losses. Net investment income and net capital gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Municipal Money calculates its net investment income and share price as of noon (Eastern time) on each Business Day; Municipal Securities and New York Insured Intermediate calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

         Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of Municipal Money begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of Municipal Securities and New York Insured Intermediate begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital gains, if any, normally are paid by Municipal Securities and New York Insured Intermediate once annually, in December.

         Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

         A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder or if checks remain uncashed for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing of his or her correct address and requests in writing that the cash election be reinstated.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------


         In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities or Hedging Instruments that were held for less than three months ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

         In addition, in order to be able to pay "exempt-interest dividends" to its shareholders, each Fund must (and intends to continue to) satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. "Exempt-interest" dividends constitute the portion of the aggregate dividends (not including capital gain distributions), as designated by a Fund, equal to the excess of the Fund's excludable interest over certain amounts disallowed as deductions. The shareholders' treatment of dividends from a Fund under local and state income tax laws may differ from the treatment thereof under the Code.

         Municipal Money and Municipal Securities have received rulings from the Service that each Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC and to pay "exempt-interest" dividends to its shareholders. Although these rulings may not be relied on as precedent by New York Insured Intermediate, N&B Management believes that the reasoning thereof, and hence this conclusion, apply to this Fund as well.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its (taxable) ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         See the next section for a discussion of the tax consequences (1) to Municipal Securities and New York Insured Intermediate of hedging and certain other transactions engaged in by their corresponding Portfolios and (2) to all the Funds of certain other matters involving the Portfolios.

Taxation of the Portfolios

         Neuberger & Berman Municipal Money Portfolio and Neuberger & Berman Municipal Securities Portfolio have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although this ruling may not be relied on as precedent by Neuberger & Berman New York Insured Intermediate Portfolio, N&B Management believes the reasoning thereof and, hence, this conclusion apply to that Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

         Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC and to pay "exempt-interest" dividends to its shareholders, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income (including tax-exempt income) and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         The use by Neuberger & Berman Municipal Securities Portfolio and New York Insured Intermediate Portfolio of hedging strategies, such as writing (selling) and purchasing Hedging Instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, gains from Hedging Instruments derived with respect to its business of investing in securities will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.


         If Neuberger & Berman Municipal Securities Portfolio or Neuberger & Berman New York Insured Intermediate Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each of these Portfolios will consider whether it should seek to satisfy those requirements to enable its corresponding Fund to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

         Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss.

         Each Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         Each Portfolio may acquire zero coupon or other municipal securities issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income plus its share of its corresponding Portfolio's accrued tax-exempt OID to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months, that it might wish to sell in the ordinary course of its portfolio management.

Taxation of the Funds' Shareholders

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of those bonds.

         If Municipal Securities or New York Insured Intermediate shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and the allowed portion of the loss, if any, will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         If a Portfolio invests in any instruments that generate taxable interest income, under the circumstances described in the Prospectus, distributions by its corresponding Fund attributable to that interest will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Similarly, if a Portfolio realizes capital gain as a result of market transactions, any distribution by its corresponding Fund attributable to that gain will be taxable to the Fund's shareholders. There may be additional federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as "S" corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Fund.

         Each Fund is required to withhold 31% of all taxable dividends, and Municipal Securities and New York Insured Intermediate are required to withhold 31% of all capital gain distributions and redemption proceeds, payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

         As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so.

         New York State and New York City Income Taxes. The portion of New York Insured Intermediate's exempt-interest dividends equal to the proportion which Neuberger & Berman New York Insured Intermediate Portfolio's interest on New York Municipal Securities bears to all of the Portfolio's tax-exempt interest (whether or not distributed) also will be exempt from New York State and New York City personal income taxes. Shareholders subject to income taxation in states other than New York will realize a lower after-tax rate of return than New York shareholders because the dividends distributed by the Fund generally will not be exempt, to any significant degree, from income taxation by such other states.

         Interest on indebtedness incurred or continued to purchase or carry the Fund's shares is not deductible for New York State and New York City personal income tax purposes to the extent attributable to interest income exempt from New York State and New York City personal income taxes. Tax-exempt dividends paid to a corporate shareholder will be subject to the New York State corporate franchise tax and New York City general corporation tax.

                       VALUATION OF PORTFOLIO SECURITIES



         Neuberger & Berman Municipal Money Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although Neuberger & Berman Municipal Money Portfolio's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.


                             PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

         During the fiscal year ended October 31, 1996, no Portfolio acquired securities of its "regular brokers or dealers" (as defined in the 1940 Act). At October 31, 1996, no Portfolio held any securities of its "regular brokers or dealers."

         No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

Portfolio Turnover
------------------

         Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio calculate a portfolio turnover rate by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less by (2) the month-end average value of such securities owned by the Portfolio during the fiscal year.


                            REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                  ORGANIZATION

         The predecessors of Municipal Money and Municipal Securities were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the predecessors of these Funds in April 1993.


                          CUSTODIAN AND TRANSFER AGENT

         Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                              INDEPENDENT AUDITORS

         Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 14, 1997:


                                                               Percentage of
                                                               Ownership at
                               Name and Address:             January 14, 1997

Municipal Money:             Neuberger & Berman*                  86.85%
                             11 Broadway
                             New York, NY  10004

Municipal Securities:        Charles Schwab & Co., Inc.*          11.72%
                             Attn: Mutual Funds Dept.
                             101 Montgomery Street
                             San Francisco, CA  94104-4122


                             Neuberger & Berman*                  17.14%
                             11 Broadway
                             New York, NY  10004

New York Insured             Neuberger & Berman*                 18.93%
Intermediate:                11 Broadway
                             Attn: Operations Control
                             New York, NY  10004-1303

                             Stanley Egener                      11.03%
                             605 Third Avenue
                             New York, NY  10158

                             Neuberger & Berman                  11.15%
                             Management Inc.
                             Attn:  M. Weiner
                             605 Third Avenue
                             2nd Floor
                             New York, NY  10158-0180

                             Charles Schwab & Co., Inc.*         13.74%
                             101 Montgomery Street
                             San Francisco, CA  94104-4122


* Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.



                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1996:


               The Statements of Assets and Liabilities of the Funds and Portfolios, including the Schedules of Investments of the Portfolios, as of October 31, 1996, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, the Financial Highlights for each of the periods indicated therein, the notes to each of the foregoing for the fiscal year ended October 31, 1996, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman Municipal Money Fund and Portfolio, Neuberger & Berman Municipal Securities Trust and Portfolio, and Neuberger & Berman New York Insured Intermediate Fund and Portfolio.

                                                                      Appendix A


             RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER

                  S&P municipal bond ratings:
                  ---------------------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         Moody's municipal bond ratings:
         -------------------------------

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

         S&P municipal note ratings:
         ---------------------------

         SP-1 - This designation denotes very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2 - This designation denotes satisfactory capacity to pay principal and interest.

         SP-3 - This designation denotes speculative capacity to pay principal and interest.

         Moody's municipal note ratings:
         -------------------------------

         MIG 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample, although not so large as in the preceding group.

         MIG 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4 - This designation denotes adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative. The designation VMIG indicates a variable rate demand note.

         S&P commercial paper ratings:
         -----------------------------

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

         Moody's Commercial Paper Ratings:
         ---------------------------------

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


         -      Leading market positions in well-established industries.

         -      High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         S&P Claims-Paying Ability Ratings of Insurance Companies:
         ---------------------------------------------------------

         AAA - Insurers rated AAA offer superior financial security on both an absolute and relative basis. They possess the highest safety and have an overwhelming capacity to meet policyholder obligations.

         Moody's Financial Strength Ratings of Insurance Companies:
         ----------------------------------------------------------

         Aaa - Insurers rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong positions.

                                                                      Appendix B


The Art of Investing:
A Conversation with Roy Neuberger

                           "I firmly believe that if you want to manage your own money, you must be a student of the market. If you are unwilling or unable to do that, find someone else to manage your money for you."


      NEUBERGER & BERMAN

         [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                During  my more than  sixty-five  years of  buying  and  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                     \s\ Roy R. Neuberger

                                   YOU'VE BEEN ABLE TO CONDENSE SOME OF THE CHARACTERISTICS OF SUCCESSFUL INVESTING INTO FIVE "RULES." WHAT ARE THEY?


                                   Rule #1: Be flexible. My philosophy has necessarily changed from time to time because of events and because of mistakes. My views change as economic, political, and technological changes occur both on and sometimes off our planet. It is imperative that you be willing to change your thoughts to meet new conditions.


                                   Rule #2: Take your temperament into account. Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --


Diversify your investments, Rule #3: Be broad-gauged. Diversify your make sure that some of your investments, make sure that some of your principal is kept safe, and principal is kept safe, and try to increase try to increase your income your income as well as your capital. as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember there are many ways to skin a cat! Ben Graham and David Dodd did it by understanding basic values. Warren Buffet invested his portfolio in a handful of long-term holdings, while staying involved with the companies' managements. Peter Lynch chose to understand, first-hand, the products of many hundreds of the companies he invested in. George Soros showed his genius as a hedge fund investor who could decipher world currency trends. Each has been successful in his own way. But to be successful, remember to-

                                   Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                         A. Dig for yourself.
                                         B. Be from Missouri.
                                         C. If it sounds too good to be true, it
                                         probably is.


                                   IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                   GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every decade that I've been involved with Wall Street has a nuance of its own, an economic and social climate that influences investors. But generally, bull markets tend to be longer than bear markets, and stock prices tend to go up more slowly and erratically than they go down. Bear markets tend to be shorter and of greater intensity. The market rarely rises or declines concurrently with business cycles longer than six months.


                                   AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   - - either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                   A classic example is a company that has a low price to earnings ratio, a low price to book ratio, free cash flow, a strong balance sheet, undervalued corporate assets, unrecognized earnings turnaround and is selling at a discount to private market value.


                                   These characteristics usually lead to companies that are under-researched and have a high degree of inside ownership and entrepreneurial management.

                                   One of my colleagues at Neuberger & Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE STOCKS?


                                   I'm more interested in longer-term trends in earnings than short-term trends. Earnings gains should be the product of long-term strategies, superior management, taking advantage of business opportunities and so on. If these factors are in their proper place, short-term earnings should not be of major concern. Dividends are an important extra because, if they're stable, they help support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall in love           One  should  fall in love  with  ideas,  with
with ideas, with people or         people, or with idealism. But in my book, the
with idealism.  But in my          last   thing  to  fall  in  love  with  is  a
book, the last thing to            particular  security.  It is after all just a
fall in love with is a             sheet of paper indicating a part ownership in
particular security."              a   corporation   and  its   use  is   purely
                                   mercenary. If you must love a security, stay in love with it until it gets overvalued;
                                   then let somebody else fall in love.




                                                [PICTURE OF ROY NEUBERGER]

                                   ANY OTHER ADVICE FOR INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW  WOULD   YOU   DESCRIBE   YOUR   PERSONAL
                                   INVESTING STYLE?


                                   Every stock I buy is bought to be sold. The market is a daily event, and I continually review my holdings looking for selling opportunities. I take a profit occasionally on something that has gone up in price over what was expected and simultaneously take losses whenever misjudgment seems evident. This creates a reservoir of buying power that can be used to make fresh judgments on what are the best values in the market at that time. My active investing style has worked well for me over the years, but for most investors I recommend a longer-term approach.


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT CRASH"?

                                   The only money I managed in the Panic of 1929 was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW  DID  THE  CRASH  OF  1929   AFFECT  YOUR
                                   INVESTING STYLE?


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO MARKET BEHAVIOR?


                                   There are many factors in addition to economic statistics or security analysis in a buy or sell decision. I believe psychology plays an important role in the Market. Some people follow the crowd in hopes they'll be swept along in the right direction, but if the crowd is late in acting, this can be a bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A RENOWNED ART COLLECTOR, DO YOU FIND SIMILARITIES BETWEEN SELECTING STOCKS AND SELECTING WORKS OF ART?

                                   Both are an art, although picking stocks is a
                                   minor art compared with  painting,  sculpture
"When things look bad, I           or  literature.  I started  buying art in the
become optimistic.  When           30s,  and in the 40s it was a  daily,  almost
everything looks rosy, and         hourly occurrence.  My inclination to buy the
the crowd is optimistic, I         works of living  artists comes from Van Gogh,
like to be a seller."              who  sold  only  one   painting   during  his
                                   lifetime. He died in poverty, only then to become a legend and have his work sold for millions of dollars.
















                                                [PICTURE OF ROY NEUBERGER]


                                   There are more variables to consider now in both buying art and picking stocks. In the modern stock markets, the heavy use of futures and options has changed the nature of the investment world. In past times, the stock market was much less complicated, as was the art world.


                                   Artists rose and fell on their own merits without a lot of publicity and attention. As more and more dealers are involved with artists, the price of their work becomes inflated. So I almost always buy works of unknown, relatively undiscovered artists, which, I suppose is similar to value investing.


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.

                                   WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN YOUR LIFE?


                                   Being a founder of Neuberger & Berman and creating one of the first no-load mutual funds. I started on Wall Street in 1929, and during the depression I managed my own money and that of my clientele. We all prospered, but I wanted to have my own firm. In 1939 I became a founder of Neuberger & Berman, and for about 10 years we managed money for individuals with substantial financial assets. But I also wanted to offer the smaller investor the benefits of professional money management, so in 1950 I created the Guardian Mutual Fund (now known as the Neuberger & Berman Guardian Fund). The Fund was kind of an innovation in its time because it didn't charge a sales commission. I thought the public was being overcharged for mutual funds, so I wanted to create a fund that would be offered directly to the public without a sales charge. Now of course the "no-load" fund business is a huge industry. I managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.

                                   ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                   Roy Neuberger is a founder of the investment management firm Neuberger & Berman, and a renowned value investor. He is also a recognized collector of contemporary American art, much of which he has given away to museums and colleges across the country.


                                         During the 1920s,  Roy  studied  art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                         Roy  began  his  investment  career  by
                                   joining a brokerage firm in 1929, seven months before the "Great Crash." Just weeks before "Black Monday," he shorted the stock of RCA, thinking it was overvalued. He profited from the falling market and gained a reputation for market prescience and stock selection that has lasted his entire career.


                                   NEUBERGER & BERMAN'S FOUNDING

                                         Roy's investing  acumen  attracted many
                                   people who wished to have him manage their money. In 1939, at the age of 36, after purchasing a seat on the New York Stock Exchange, Roy founded Neuberger & Berman to provide money management services to people who lacked the time, interest or expertise to manage their own assets.

                                   NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                   GROWTH


                                         Neuberger  & Berman  has grown  through
                                   the years and now manages approximately $30 billion of equity and fixed income assets, both domestic and international, for individuals, institutions, and its family of no-load mutual funds. Today, as when the firm was founded, Neuberger & Berman follows a value approach to investing, designed to enable clients to advance in good markets and minimize losses when conditions are less favorable.

















                                         For more complete information about the
                                         Neuberger  &  Berman   Guardian   Fund,
                                         including   fees  and  expenses,   call
                                         Neuberger   &  Berman   Management   at
                                         800-877-  9700  for a free  prospectus.
                                         Please  read it  carefully,  before you
                                         invest or send money.

                                              Neuberger & Berman Management
                                              Inc.[SERVICE MARK]

                                                   605 Third Avenue, 2nd Floor
                                                   New York, NY  10158-0006
                                                   Shareholder Services
                                                   (800) 877-9700

                                                   [COPYRIGHT SYMBOL]1995
                                                   Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

                      NEUBERGER & BERMAN INCOME FUNDS
                POST-EFFECTIVE AMENDMENT NO. 23 ON FORM N-1A

                                   PART C

                             OTHER INFORMATION

Item 24.       Financial Statements and Exhibits
--------       ---------------------------------

(a)     Financial Statements:

        Audited financial statements for the fiscal year ended October 31, 1996 for Neuberger & Berman Income Funds (with respect to Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Ultra Short Bond Fund, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust and Neuberger & Berman New York Insured Intermediate Fund) and Income Managers Trust (with respect to Neuberger & Berman Government Money Portfolio, Neuberger & Berman Cash Reserves Portfolio, Neuberger & Berman Ultra Short Bond Portfolio, Neuberger & Berman Limited Maturity Bond Portfolio, Neuberger & Berman Municipal Money Portfolio, Neuberger & Berman Municipal Securities Portfolio and Neuberger & Berman New York Insured Intermediate Portfolio) and the reports of the independent auditors are incorporated into the Statements of Additional Information for such series by reference.

        Included in Part A of this Post-Effective Amendment:

               FINANCIAL HIGHLIGHTS for the periods indicated therein for Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Ultra Short Bond Fund, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust, and Neuberger & Berman New York Insured Intermediate Fund.

(b)     Exhibits:


            Exhibit
            Number        Description


            (1)           (a)     Certificate   of   Trust.    Incorporated   by
                                  Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                                  Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                  0000898432-96-000117.

                          (b) Trust Instrument of Neuberger & Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-
                                  000117.

                          (c) Schedule A - Current Series of Neuberger & Berman Income Funds. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

            (2)           By-Laws   of   Neuberger   &  Berman   Income   Funds.
                          Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

            (3)           Voting Trust Agreement.  None.

            (4)           (a)     Trust  Instrument of Neuberger & Berman Income
                                  Funds, Articles IV, V, and VI. Incorporated by
                                  Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                                  Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                  0000898432-96-00017.

                          (b) By-Laws of Neuberger & Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

            (5)           (a)     (i)    Management   Agreement  Between  Income
                                         Managers  Trust and  Neuberger & Berman
                                         Management  Incorporated.  Incorporated
                                         by    Reference    to    Post-Effective
                                         Amendment   No.   21  to   Registrant's
                                         Registration   Statement,   File   Nos.
                                         2-85229 and 811- 3802,  EDGAR Accession
                                         No. 0000898432-96- 00017.

                                  (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96- 00017.

                                  (iii) Schedule B - Schedule of Compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement,
                                         File Nos.  2-85229 and 811-3802,  EDGAR
                                         Accession No. 0000898432-96-00017.

                          (b)     (i)    Sub-Advisory      Agreement     Between
                                         Neuberger    &    Berman     Management
                                         Incorporated  and  Neuberger  & Berman,
                                         L.P.  with  respect to Income  Managers
                                         Trust.  Incorporated  by  Reference  to
                                         Post-Effective   Amendment  No.  21  to
                                         Registrant's   Registration  Statement,
                                         File Nos.  2-85229 and 811- 3802, EDGAR
                                         Accession No. 0000898432-96- 00017.

                                  (ii) Schedule A - Portfolios of Income Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-
                                         96- 00017.

                                  (iii) Substitution Agreement Among Neuberger & Berman Management Incorporated, Income Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Filed Herewith.

            (6)           (a)     Distribution  Agreement  between  Neuberger  &
                                  Berman  Income  Funds and  Neuberger  & Berman
                                  Management   Incorporated.   Incorporated   by
                                  Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                                  Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                  0000898432-96-00017.

                          (b) Schedule A - Series of Neuberger & Berman Income Funds Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

            (7)           Bonus, Profit Sharing or Pension Plans.  None.

            (8)           (a)     Custodian  Contract Between Neuberger & Berman
                                  Income  Funds and State  Street Bank and Trust
                                  Company.  Incorporated  by  Reference to Post-
                                  Effective  Amendment  No.  21 to  Registrant's
                                  Registration Statement,  File Nos. 2-85229 and
                                  811-3802,  EDGAR Accession No.  0000898432-96-
                                  00017.

                          (b) Schedule A - Approved Foreign Banking Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                          (c) Schedule of Compensation under the Custodian Contract. Filed Herewith.

            (9)           (a)     (i)    Transfer   Agency   Agreement   Between
                                         Neuberger  & Berman  Income  Funds  and
                                         State  Street  Bank and Trust  Company.
                                         Incorporated   by  Reference  to  Post-
                                         Effective    Amendment    No.   21   to
                                         Registrant's   Registration  Statement,
                                         File Nos.  2-85229 and 811-3802,  EDGAR
                                         Accession No. 0000898432-96-00017.

                                  (ii) Agreement between Neuberger & Berman Income Funds and State Street Bank and Trust Company Adding Neuberger & Berman New York Insured Intermediate Fund as a Portfolio Governed by the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-
                                         96- 00017.

                                  (iii) First Amendment to Transfer Agency and Service Agreement between Neuberger & Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-
                                         96- 00017.

                                  (iv)   Schedule  of  Compensation   under  the
                                         Transfer   Agency   Agreement.    Filed
                                         Herewith.

                          (b)     (i)    Administration     Agreement    Between
                                         Neuberger  & Berman  Income  Funds  and
                                         Neuberger    &    Berman     Management
                                         Incorporated. Incorporated by Reference
                                         to  Post-Effective  Amendment No. 21 to
                                         Registrant's   Registration  Statement,
                                         File Nos.  2-85229 and 811-3802,  EDGAR
                                         Accession No. 0000898432-96-00017.

                                  (ii) Schedule A - Series of Neuberger & Berman Income Funds Currently Subject to the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement,
                                         File Nos.  2-85229 and 811-3802,  EDGAR
                                         Accession No. 0000898432-96-00017.

                                  (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement,
                                         File Nos.  2-85229 and 811-3802,  EDGAR
                                         Accession No. 0000898432-96-00017.

            (10) Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters. None.

            (11)          Other Opinions, Appraisals, Rulings and Consents:

                                  Consents of Ernst & Young LLP, Independent
                                  Auditors.  Filed Herewith.

            (12)          Financial Statements Omitted from Prospectus.  None.

            (13) Letter of Investment Intent. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement of Neuberger & Berman Multi- Series Fund, Inc., File Nos. 33-19951 and 811-5467.

            (14)          Prototype Retirement Plan.  None.

            (15)          Plan Pursuant to Rule 12b-1.  None.

            (16)          Schedule of  Computation  of  Performance  Quotations.
                          Incorporated by Reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

            (17)          Financial Data Schedules.  Filed Herewith.

            (18)          Plan Pursuant to Rule 18f-3.  None.


Item 25.       Persons Controlled By or Under Common Control with Registrant.
--------       --------------------------------------------------------------

        No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master fund in which it invests, Income Managers Trust.)

Item 26.       Number of Holders of Securities.
--------       --------------------------------

        The following information is given as of January 9, 1997.


                                                                   Number of
        Title of Class                                           Record Holders
        --------------                                           --------------

        Shares of beneficial
        interest, $0.001 par value, of:

        Neuberger & Berman Government Money Fund                      4,530
        Neuberger & Berman Cash Reserves                             10,304
        Neuberger & Berman Ultra Short Bond Fund                      2,224
        Neuberger & Berman Limited Maturity Bond Fund                 3,602
        Neuberger & Berman Municipal Money Fund                       1,232
        Neuberger & Berman Municipal Securities Trust                   952
        Neuberger & Berman New York Insured                             245
                Intermediate Fund

Item 27.       Indemnification.
--------       ----------------

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the  Management  Agreement  between  Income  Managers Trust
("Managers Trust") and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

        Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

        Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

        Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28.       Business and Other Connections of Adviser and Sub-Adviser.
--------       ----------------------------------------------------------

        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                    BUSINESS AND OTHER CONNECTIONS

Claudia A. Brandon                      Secretary,  Neuberger & Berman  Advisers
Vice President,                         Management   Trust  (Delaware   business
N&B Management                          trust);  Secretary,   Advisers  Managers
                                        Trust;  Secretary,  Neuberger  &  Berman
                                        Advisers Management Trust (Massachusetts
                                        business    trust)    (1);    Secretary,
                                        Neuberger   &   Berman   Income   Funds;
                                        Secretary,  Neuberger  &  Berman  Income
                                        Trust;  Secretary,  Neuberger  &  Berman
                                        Equity  Funds;  Secretary,  Neuberger  &
                                        Berman Equity Trust;  Secretary,  Income
                                        Managers   Trust;   Secretary,    Equity
                                        Managers   Trust;   Secretary,    Global
                                        Managers Trust;  Secretary,  Neuberger &
                                        Berman Equity Assets.

Stacy Cooper-Shugrue                    Assistant Secretary,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Secretary,
                                        Advisers   Managers   Trust;   Assistant
                                        Secretary,  Neuberger & Berman  Advisers
                                        Management Trust (Massachusetts business
                                        trust)   (1);    Assistant    Secretary,
                                        Neuberger   &   Berman   Income   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Income   Trust;   Assistant   Secretary,
                                        Neuberger   &   Berman   Equity   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Equity   Trust;   Assistant   Secretary,
                                        Income   Managers    Trust;    Assistant
                                        Secretary,    Equity   Managers   Trust;
                                        Assistant  Secretary,   Global  Managers
                                        Trust; Assistant Secretary,  Neuberger &
                                        Berman Equity Assets.

Barbara DiGiorgio,                      Assistant Treasurer,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Treasurer,
                                        Advisers   Managers   Trust;   Assistant
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Treasurer,    Income   Managers   Trust;
                                        Assistant  Treasurer,   Equity  Managers
                                        Trust;   Assistant   Treasurer,   Global
                                        Managers  Trust;   Assistant  Treasurer,
                                        Neuberger & Berman Equity Assets.

Stanley Egener                          Chairman  of  the  Board  and   Trustee,
President and Director,                 Neuberger & Berman  Advisers  Management
N&B Management; Principal,              Trust   (Delaware    business    trust);
Neuberger & Berman                      Chairman  of  the  Board  and   Trustee,
                                        Advisers Managers Trust; Chairman of the
                                        Board and  Trustee,  Neuberger  & Berman
                                        Advisers Management Trust (Massachusetts
                                        business  trust)  (1);  Chairman  of the
                                        Board and  Trustee,  Neuberger  & Berman
                                        Income Funds;  Chairman of the Board and
                                        Trustee,   Neuberger  &  Berman   Income
                                        Trust;   Chairman   of  the   Board  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Funds;   Chairman   of  the   Board  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Trust;   Chairman   of  the   Board  and
                                        Trustee, Income Managers Trust; Chairman
                                        of  the   Board  and   Trustee,   Equity
                                        Managers  Trust;  Chairman  of the Board
                                        and  Trustee,   Global  Managers  Trust;
                                        Chairman  of  the  Board  and   Trustee,
                                        Neuberger & Berman Equity Assets.

Theodore P. Giuliano                    President   and  Trustee,   Neuberger  &
Vice President and Director, N&B        Berman  Income   Funds;   President  and
Management; Principal, Neuberger &      Trustee,   Neuberger  &  Berman   Income
Berman                                  Trust;  President  and  Trustee,  Income
                                        Managers Trust.

C. Carl Randolph                        Assistant Secretary,  Neuberger & Berman
Principal, Neuberger & Berman           Advisers   Management   Trust  (Delaware
                                        business  trust);  Assistant  Secretary,
                                        Advisers   Managers   Trust;   Assistant
                                        Secretary,  Neuberger & Berman  Advisers
                                        Management Trust (Massachusetts business
                                        trust)   (1);    Assistant    Secretary,
                                        Neuberger   &   Berman   Income   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Income   Trust;   Assistant   Secretary,
                                        Neuberger   &   Berman   Equity   Funds;
                                        Assistant Secretary,  Neuberger & Berman
                                        Equity   Trust;   Assistant   Secretary,
                                        Income   Managers    Trust;    Assistant
                                        Secretary,    Equity   Managers   Trust;
                                        Assistant  Secretary,   Global  Managers
                                        Trust; Assistant Secretary,  Neuberger &
                                        Berman Equity Assets.

Felix Rovelli                           Senior  Vice   President-Senior   Equity
Vice President, N&B Management          Portfolio Manager,  BNP-N&B Global Asset
                                        Management   L.P.   (joint   venture  of
                                        Neuberger & Berman and Banque Nationale de Paris) (2).

Richard Russell                         Treasurer,  Neuberger & Berman  Advisers
Vice President, N&B Management          Management   Trust  (Delaware   business
                                        trust);  Treasurer,   Advisers  Managers
                                        Trust;  Treasurer,  Neuberger  &  Berman
                                        Advisers Management Trust (Massachusetts
                                        business    trust)    (1);    Treasurer,
                                        Neuberger   &   Berman   Income   Funds;
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Trust;  Treasurer,  Neuberger  &  Berman
                                        Equity  Funds;  Treasurer,  Neuberger  &
                                        Berman Equity Trust;  Treasurer,  Income
                                        Managers   Trust;   Treasurer,    Equity
                                        Managers   Trust;   Treasurer,    Global
                                        Managers Trust;  Treasurer,  Neuberger &
                                        Berman Equity Assets.

Daniel J. Sullivan                      Vice   President,   Neuberger  &  Berman
Senior Vice President, N&B Management   Advisers   Management   Trust  (Delaware
                                        business    trust);    Vice   President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Susan Switzer                           Portfolio  Manager,   Mitchell  Hutchins
Assistant Vice President,               Asset  Management  Inc.,  1285 Avenue of
N&B Management                          the Americas,  New York,  New York 10019
                                        (3).

Michael J. Weiner                       Vice   President,   Neuberger  &  Berman
Senior Vice President,                  Advisers   Management   Trust  (Delaware
N&B Management                          business    trust);    Vice   President,
                                        Advisers Managers Trust; Vice President,
                                        Neuberger & Berman  Advisers  Management
                                        Trust  (Massachusetts   business  trust)
                                        (1); Vice President,  Neuberger & Berman
                                        Income Funds; Vice President,  Neuberger
                                        & Berman Income Trust;  Vice  President,
                                        Neuberger & Berman  Equity  Funds;  Vice
                                        President,  Neuberger  &  Berman  Equity
                                        Trust;  Vice President,  Income Managers
                                        Trust;  Vice President,  Equity Managers
                                        Trust;  Vice President,  Global Managers
                                        Trust;   Vice  President,   Neuberger  &
                                        Berman Equity Assets.

Celeste Wischerth,                      Assistant Treasurer,  Neuberger & Berman
Assistant Vice President,               Advisers   Management   Trust  (Delaware
N&B Management                          business  trust);  Assistant  Treasurer,
                                        Advisers   Managers   Trust;   Assistant
                                        Treasurer,  Neuberger  &  Berman  Income
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Income    Trust;     Assistant
                                        Treasurer,  Neuberger  &  Berman  Equity
                                        Funds; Assistant Treasurer,  Neuberger &
                                        Berman    Equity    Trust;     Assistant
                                        Treasurer,    Income   Managers   Trust;
                                        Assistant  Treasurer,   Equity  Managers
                                        Trust;   Assistant   Treasurer,   Global
                                        Managers  Trust;   Assistant  Treasurer,
                                        Neuberger & Berman Equity Assets.

Lawrence Zicklin                        President   and  Trustee,   Neuberger  &
Director, N&B Management;               Berman   Advisers    Management    Trust
Principal, Neuberger &                  (Delaware business trust); President and
Berman                                  Trustee,    Advisers   Managers   Trust;
                                        President   and  Trustee,   Neuberger  &
                                        Berman   Advisers    Management    Trust
                                        (Massachusetts   business   trust)  (1);
                                        President   and  Trustee,   Neuberger  &
                                        Berman  Equity   Funds;   President  and
                                        Trustee,   Neuberger  &  Berman   Equity
                                        Trust;  President  and  Trustee,  Equity
                                        Managers   Trust;   President,    Global
                                        Managers  Trust;  President and Trustee,
                                        Neuberger & Berman Equity Assets


        The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


(1)     Until April 30, 1995.
(2)     Until 1994.


Item 29.              Principal Underwriters.
--------              -----------------------

        (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies and any series thereof:

               Neuberger & Berman Advisers Management Trust
               Neuberger & Berman Equity Assets
               Neuberger & Berman Equity Funds
               Neuberger & Berman Equity Trust
               Neuberger & Berman Income Trust

               N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

        (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                          POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                      WITH UNDERWRITER              WITH REGISTRANT

Claudia A. Brandon        Vice President                Secretary

Patrick T. Byrne          Vice President                None

Richard A. Cantor         Chairman of the Board and     None
                             Director

Robert Conti              Treasurer                     None

Stacy Cooper-Shugrue      Assistant Vice President      Assistant Secretary

William Cunningham        Vice President                None

Barbara DiGiorgio         Assistant Vice President      Assistant Treasurer

Roberta D'Orio            Assistant Vice President      None

Stanley Egener            President and Director        Chairman of the Board
                                                        of Trustees
                                                        (Chief Executive
                                                        Officer)

Joseph G. Galli           Assistant Vice President      None

Robert I. Gendelman       Assistant Vice President      None

Mark R. Goldstein         Vice President                None

Theodore P. Giuliano      Vice President and Director   None

Leslie Holliday-Soto      Assistant Vice President      None

Jody L. Irwin             Assistant Vice President      None

Michael M. Kassen         Vice President and Director   None

Irwin Lainoff             Director                      None

Michael Lamberti          Vice President                None

Josephine Mahaney         Vice President                None

Carmen G. Martinez        Assistant Vice President      None

Ellen Metzger             Vice President and            None
                          Secretary

Paul Metzger              Vice President                None

Loraine Olavarria         Assistant Secretary           None

Janet W. Prindle          Vice President                None

Joseph S. Quirk           Assistant Vice President      None

Kevin L. Risen            Assistant Vice President      None

Felix Rovelli             Vice President                None

Richard Russell           Vice President                Treasurer (Principal
                                                        Accounting Officer)

Kent C. Simons            Vice President                None

Frederick B. Soule        Vice President                None

Daniel J. Sullivan        Senior Vice President         Vice President

Peter E. Sundman          Senior Vice President         None

Susan Switzer             Assistant Vice President      None

Andrea Trachtenberg       Vice President of Marketing   None

Judith M. Vale            Vice President                None

Clara Del Villar          Vice President                None

Susan Walsh               Vice President                None

Michael J. Weiner         Senior Vice President         Vice President
                                                        (Principal Financial
                                                        Officer)

Celeste Wischerth         Assistant Vice President      Assistant Treasurer

Thomas Wolfe              Vice President                None

KimMarie Zamot            Assistant Vice President      None

Lawrence Zicklin          Director                      Trustee and President


(c)     No  commissions  or  other   compensation   were  received  directly  or
        indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.       Location of Accounts and Records.
--------       ---------------------------------

               All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 31.       Management Services
--------       -------------------

               Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.       Undertakings
--------       ------------

               Registrant undertakes to furnish each person to whom a prospectus
is  delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER & BERMAN INCOME FUNDS certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 23 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of January, 1997.

                                   NEUBERGER & BERMAN INCOME FUNDS


                                   By: /s/ Theodore P. Giuliano
                                       ----------------------------
                                       Theodore P. Giuliano
                                       President


         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                      TITLE                                 DATE
---------                      -----                                 ----


/s/ John Cannon                Trustee                         January 30, 1997
------------------------
John Cannon

/s/ Stanley Egener             Chairman of the Board,          January 30, 1997
------------------------       Chief Executive Officer
Stanley Egener                 and Trustee


/s/ Theodore P. Giuliano       President and Trustee           January 30, 1997
------------------------
Theodore P. Giuliano

/s/ Barry Hirsch               Trustee                         January 30, 1997
------------------------
Barry Hirsch

/s/ Robert A. Kavesh           Trustee                         January 30, 1997
------------------------
Robert A. Kavesh


/s/ William E. Rulon           Trustee                         January 30, 1997
------------------------
William E. Rulon

/s/ Richard Russell            Treasurer and                   January 30, 1997
------------------------       Principal Accounting
Richard Russell                Officer


/s/ Candace L. Straight        Trustee                         January 30, 1997
-----------------------
Candace L. Straight

/s/ Michael J. Weiner          Vice President and              January 30, 1997
------------------------       Principal Financial
Michael J. Weiner              Officer

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 23 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of January, 1997.

                              INCOME MANAGERS TRUST


                              By: /s/ Theodore P. Giuliano
                                  --------------------------
                                  Theodore P. Giuliano
                                  President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Title                               Date
---------                    -----                               ----


/s/ John Cannon              Trustee                         January 30, 1997
------------------
John Cannon

/s/ Stanley Egener           Chairman of the Board,          January 30, 1997
------------------
Stanley Egener               Chief Executive Officer
                             and Trustee

/s/ Theodore P. Giuliano     President and Trustee           January 30, 1997
------------------------
Theodore P. Giuliano

                             Trustee                         January 30, 1997
-----------------------
Barry Hirsch

/s/ Robert A. Kavesh         Trustee                         January 30, 1997
--------------------
Robert A. Kavesh

/s/ William E. Rulon         Trustee                         January 30, 1997
--------------------
William E. Rulon


/s/ Richard Russell          Treasurer and                   January 30, 1997
-------------------
Richard Russell              Principal Accounting Officer


/s/ Candace L. Straight      Trustee                         January 30, 1997
-----------------------
Candace L. Straight


/s/ Michael J. Weiner        Vice President and              January 30, 1997
---------------------
Michael J. Weiner            Principal Financial Officer

                      NEUBERGER & BERMAN INCOME FUNDS
                POST-EFFECTIVE AMENDMENT NO. 23 ON FORM N-1A

                             INDEX TO EXHIBITS


                                                                    Sequentially
Exhibit                                                               Numbered
Number                         Description                              Page
-------     ----------------------------------------------          ------------
(1)         (a)     Certificate of Trust.  Incorporated by               N.A.
                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                    Nos. 2-85229 and 811-3802, EDGAR Accession
                    No. 0000898432-96-00017.

            (b)     Trust Instrument of Neuberger & Berman               N.A.
                    Income Funds.  Incorporated by Reference to
                    Post-Effective Amendment No. 21 to
                    Registrant's Registration Statement, File
                    Nos. 2-85229 and 811-3802, EDGAR Accession
                    No. 0000898432-96-00017.

            (c)     Schedule A - Current Series of Neuberger &            N.A
                    Berman Income Funds.  Incorporated by
                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                    Nos. 2-85229 and 811-3802, EDGAR Accession
                    No. 0000898432-96-00017.

(2)         By-Laws of Neuberger & Berman Income Funds.                  N.A.
            Incorporated by Reference to Post-Effective
            Amendment No. 21 to Registrant's Registration
            Statement, File Nos. 2-85229 and 811-3802, EDGAR
            Accession No. 0000898432-96-00017.

(3)         Voting Trust Agreement.  None.                               N.A.

(4)         (a)     Trust Instrument of Neuberger & Berman               N.A.
                    Income Funds, Articles IV, V, and VI.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 21 to Registrant's
                    Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                    0000898432-96-00017.

            (b)     By-Laws of Neuberger & Berman Income Funds,          N.A.
                    Articles V, VI, and VIII.  Incorporated by
                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                    Nos. 2-85229 and 811-3802, EDGAR Accession
                    No. 0000898432-96-00017.

(5)         (a)     (i)    Management Agreement Between Income           N.A.
                           Managers Trust and Neuberger & Berman
                           Management Incorporated.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

                    (ii)   Schedule A - Portfolios of Income             N.A.
                           Managers Trust Currently Subject to
                           the Management Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.



                    (iii)  Schedule B - Schedule of Compensation         N.A.

                           Under the Management Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

            (b)     (i)    Sub-Advisory Agreement Between                N.A.
                           Neuberger & Berman Management
                           Incorporated and Neuberger & Berman,
                           L.P. with Respect to Income Managers
                           Trust. Incorporated by Reference to
                           Post-Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

                    (ii)   Schedule A - Portfolios of Income              N.A
                           Managers Trust Currently Subject to
                           the Sub-Advisory Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

                    (iii)  Substitution  Agreement Among Neuberger
                           & Berman Management  Incorporated,            ____
                           Income  Managers  Trust, Neuberger &
                           Berman,  L.P.,  and  Neuberger & Berman,
                           LLC. Filed Herewith.

(6)         (a)     Distribution Agreement Between Neuberger &           N.A.
                    Berman Income Funds and Neuberger & Berman
                    Management Incorporated.  Incorporated by
                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                    Nos. 2-85229 and 811-3802, EDGAR Accession
                    No. 0000898432-96-00017.

            (b)     Schedule A - Series of Neuberger & Berman            N.A.
                    Income Funds Currently Subject to the
                    Distribution Agreement.  Incorporated
                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                    Nos. 2-85229 and 811-3802, EDGAR Accession
                    No. 0000898432-96-00017.

(7)         Bonus, Profit Sharing or Pension Plans.  None.               N.A.

(8)         (a)     Custodian Contract Between Neuberger &               N.A.
                    Berman Income Funds and State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                    Nos. 2-85229 and 811-3802, EDGAR Accession
                    No. 0000898432-96-00017.

            (b)     Schedule A - Approved Foreign Banking                N.A.
                    Institutions and Securities Depositories
                    Under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No.
                    21 to Registrant's Registration Statement,
                    File Nos. 2-85229 and 811-3802, EDGAR
                    Accession No. 0000898432-96-00017.

            (c)     Schedule of Compensation under the Custodian         ____
                    Contract.  Filed Herewith.

(9)         (a)     (i)    Transfer Agency Agreement Between             N.A.
                           Neuberger & Berman Income Funds and
                           State Street Bank and Trust Company.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

                    (ii)   Agreement between Neuberger & Berman          N.A.
                           Income Funds and State Street Bank and
                           Trust Company Adding Neuberger & Berman
                           New York Insured Intermediate Fund as a
                           Portfolio Governed by the Transfer
                           Agency Agreement. Incorporated by
                           Reference to Post- Effective Amendment
                           No. 21 to Registrant's Registration
                           Statement, File Nos. 2-85229 and
                           811-3802, EDGAR Accession No.
                           0000898432-96-00017.

                    (iii)  First Amendment to Transfer Agency            N.A.
                           and Service Agreement between
                           Neuberger & Berman Income Funds and
                           State Street Bank and Trust Company.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

                    (iv)   Schedule of Compensation under the

                           Transfer Agency Agreement. Filed
                           Herewith.                                    ____

            (b)     (i)    Administration Agreement Between              N.A.
                           Neuberger & Berman Income Funds and
                           Neuberger & Berman Management
                           Incorporated.  Incorporated by
                           Reference to Post-Effective Amendment
                           No. 21 to Registrant's Registration
                           Statement, File Nos. 2-85229 and 811-
                           3802, EDGAR Accession No. 0000898432-
                           96-00017.

                    (ii)   Schedule A - Series of Neuberger &            N.A.
                           Berman Income Funds Currently Subject
                           to the Administration Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

                    (iii)  Schedule B - Schedule of Compensation         N.A.
                           Under the Administration Agreement.
                           Incorporated by Reference to Post-
                           Effective Amendment No. 21 to
                           Registrant's Registration Statement,
                           File Nos. 2-85229 and 811-3802, EDGAR
                           Accession No. 0000898432-96-00017.

(10)        Opinion and Consent of Kirkpatrick & Lockhart on             N.A.
            Securities Matters.  None.

(11)        Other Opinions, Appraisals, Rulings and Consents:            ____

                    Consent of Ernst & Young LLP, Independent
                    Auditors.  Filed Herewith.

(12)        Financial Statements Omitted from Prospectus.                N.A.
            None.

(13)        Letter of Investment Intent.  Incorporated by                N.A.
            Reference to Pre-Effective Amendment No. 1 to the
            Registration Statement of Neuberger & Berman
            Multi-Series Fund, Inc., File Nos. 33-19951 and
            811-5467.

(14)        Prototype Retirement Plan.  None.                            N.A.

(15)        Plan Pursuant to Rule 12b-1.  None.                          N.A.

(16)        Schedule of Computation Performance Quotations.              N.A.
            Incorporated by Reference to Post-Effective
            Amendment No. 17 to Registrant's Registration
            Statement, File Nos. 2-85229 and 811-3802.

(17)        Financial Data Schedules.  Filed Herewith.                   ____

(18)        Plan Pursuant to Rule 18f-3.  None.                          N.A.